UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

Amendment No. 1 to FORM N-Q

Investment Company Act File No. 811-5986 Series Nos. S000002089, S000002090 & S000002091

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Dated March 31, 2007

Pursuant to Section 30 of the Investment Company Act of 1940

T. Rowe Price Index Trust, Inc. (Exact name of registrant as specified in charter) 100 East Pratt Street, Baltimore, MD 21202 (Address of principal executive offices) (Zip code)

Important information regarding this amendment:

Please be advised that this Form N-Q has been amended due to certain securities being inadvertently omitted from the T. Rowe Price Extended Equity Market Index Fund's and T. Rowe Price Total Equity Market Index Fund's Portfolio of Investments while formatting the filing for submission via EDGAR. We apologize for any confusion or inconvenience caused by this omission. If you need additional information, please contact Rebecca Williams, Financial Reporting Manager, at 410-345-7674.

ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
Unaudited		March 31, 2007
Portfolio of Investments †	Shares/$ Par	Value
(Cost and value in $000s)

COMMON STOCKS 94.3%

CONSUMER DISCRETIONARY 15.2%
Auto Components 0.6%
Aftermarket Technology (1)	2,300	56
American Axle & Manufacturing Holdings (2)	3,630	99
Amerigon (1)(2)	8,500	106
Arvinmeritor (2)	6,155	112
Bandag (2)	2,950	150
Borg-Warner	4,970	375
Drew Industries (1)(2)	2,300	66
Fuel Systems Solutions (1)	3,100	57
Gentex (2)	12,760	207
Lear (1)	5,950	217
Modine Manufacturing	3,200	73
Noble International (2)	2,800	47
Sauer-Danfoss	5,350	161
Shiloh Industries	5,500	62
Standard Motor Products	3,750	64
Stoneridge (1)	3,000	31
Superior Industries International (2)	2,100	44
Tenneco (1)	4,150	106
TRW (1)	7,610	265
		2,298
Automobiles 0.1%
Coachmen Industries (2)	1,800	19
Fleetwood (1)(2)	8,003	63
Monaco Coach (2)	4,250	68
Thor Industries (2)	4,300	169
Winnebago (2)	2,320	78
		397
Distributors 0.1%
ACR Group (1)	7,200	37
Audiovox, Class A (1)	1,464	21
Building Material Holding	2,200	40
Handleman (2)	2,300	16
Keystone Automotive (1)(2)	1,950	66
LKQ Corporation (1)(2)	6,200	135
Source Information Management (1)(2)	7,700	52
		367
Diversified Consumer Services 0.9%
Bright Horizons Family Solutions (1)	2,020	76
Career Education (1)	7,591	232
Carriage Services (1)(2)	13,600	110
Coinstar (1)	3,150	99
Corinthian Colleges (1)(2)	7,367	101
Devry	5,700	167
ITT Educational Services (1)	3,440	280
Jackson Hewitt Tax Service (2)	3,000	97
Laureate (1)	4,334	256
Matthews International, Class A	3,000	122
Prepaid Legal Services (1)(2)	1,400	70
Regis	3,300	133
Service Corp. International	27,631	328
ServiceMaster	22,866	352
Sotheby's, Class A (2)	6,713	299
Stewart Enterprises, Class A	13,160	106
Strayer Education (2)	1,250	156
The Princeton Review (1)(2)	7,600	41
Universal Technical Institute (1)(2)	2,000	46
Weight Watchers	7,900	364
		3,435
Hotels, Restaurants & Leisure 3.5%
Ameristar Casinos	6,700	215
Applebee's (2)	6,875	170
Bally Technologies (1)(2)	5,450	129
Bally Total Fitness Holdings (1)(2)	4,900	3
BJ's Restaurants (1)(2)	4,033	85
Bluegreen (1)	3,700	42
Bob Evans Farms (2)	5,200	192
Boyd Gaming	7,769	370
Brinker	9,079	297
BUCA (1)(2)	6,800	37
Burger King Holdings	10,500	227
California Pizza Kitchen (1)(2)	1,900	62
CEC Entertainment (1)	2,492	104
Champps Entertainment (1)(2)	3,700	21
Chipotle Mexican Grill (1)(2)	3,400	211
Choice Hotels International	6,900	244
Churchill Downs	1,800	82
CKR Restaurants (2)	6,250	118
Cracker Barrel (2)	2,900	134
Diamondhead Casino (1)	10,500	26
Domino's Pizza	6,364	207
Dover Downs Gaming and Entertainment	5,367	69
Dover Motorsports (2)	3,163	17
Empire Resorts (1)(2)	6,050	57
Famous Dave's of America (1)	4,400	79
Friendly Ice Cream (1)(2)	3,900	58
Frisch's Restaurants	2,300	86
Gaming Partners International	5,800	106
Gaylord Entertainment (1)(2)	4,800	254
IHOP (2)	2,100	123
International Speedway, Class A	3,475	180
Isle of Capris Casinos (1)(2)	3,480	89
Jack In The Box (1)	2,800	194
Krispy Kreme (1)(2)	9,810	100
Landry's Seafood Restaurant (2)	1,900	56
Las Vegas Sands (1)(2)	29,248	2,533
Life Time Fitness (1)(2)	2,800	144
Marcus (2)	3,950	92
MGM Mirage (1)	23,724	1,649
MTR Gaming Group (1)(2)	3,600	47
Multimedia Games (1)(2)	2,000	24
O'Charley's (1)	3,700	71
Orient-Express, Class A	6,100	365
OSI Restaurant Partners	5,240	207
Panera Bread, Class A (1)(2)	2,300	136
Papa John's International (1)	2,920	86
Peet's Coffee & Tea (1)(2)	2,000	55
PF Chang's China Bistro (1)(2)	1,940	81
Pinnacle Entertainment (1)	6,700	195
Progressive Gaming International (1)(2)	6,600	30
Rare Hospitality International (1)	3,000	90
Red Robin Gourmet Burgers (1)	1,450	56
Royal Caribbean Cruises (2)	17,421	734
Ruby Tuesday (2)	4,100	117
Scientific Games, Class A (1)(2)	7,530	247
Shuffle Master (1)(2)	4,033	74
Six Flags (1)	8,050	48
Sonic (1)	6,250	139
Speedway Motorsports	2,620	102
Station Casinos	5,320	461
Steak 'N Shake (1)(2)	2,400	40
Texas Roadhouse, Class A (1)(2)	7,600	108
The Cheesecake Factory (1)(2)	5,640	150
Triarc, Class B	10,040	173
Vail Resorts (1)(2)	3,600	196
WMS Industries (1)(2)	3,130	123
Wynn Resorts	8,845	839
		13,856
Household Durables 1.3%
American Greetings, Class A (2)	4,350	101
Avatar Holdings (1)(2)	1,200	86
Beazer Homes (2)	2,870	83
Blyth Industries	2,850	60
Brookfield Homes (2)	2,232	72
Champion Enterprises (1)(2)	7,309	64
CSS Industries	800	30
Ethan Allen Interiors (2)	2,200	78
Furniture Brands International (2)	3,230	51
Garmin (2)	18,600	1,007
Helen of Troy Limited (1)(2)	2,150	49
Hovnanian Enterprises (1)	4,830	122
Jarden (1)(2)	6,435	246
Kimball International, Class B (2)	4,690	90
La-Z-Boy (2)	3,250	40
Lenox Group (1)(2)	2,445	16
Levitt, Class A (2)	3,512	33
Libbey (2)	1,500	21
M/I Homes (2)	1,470	39
MDC Holdings (2)	3,491	168
Meritage (1)(2)	5,200	167
Mohawk Industries (1)(2)	5,354	439
National Presto	800	49
NVR (1)(2)	443	295
Orleans Homebuilders (2)	3,800	34
Palm Harbor Homes (1)(2)	3,500	50
Russ Berrie (1)(2)	3,700	52
Ryland Group (2)	3,246	137
Sealy (2)	8,100	142
Skyline	1,300	44
Standard Pacific (2)	10,700	223
Stanley Furniture (2)	1,200	25
Technical Olympic USA (2)	5,499	22
Tempur-Pedic (2)	8,350	217
Toll Brothers (1)(2)	13,820	378
Tupperware Brands (2)	5,920	148
Universal Electronics (1)	1,400	39
WCI Communities (1)(2)	3,100	66
		4,983
Internet & Catalog Retail 0.8%
1-800-Flowers.com (1)(2)	9,568	74
Audible (1)	9,200	95
Blue Nile (1)(2)	1,400	57
Celebrate Express (1)	1,100	10
Delias (1)	3,850	35
Drugstore.com (1)(2)	9,350	24
Expedia (1)(2)	30,096	698
Global Sports (1)(2)	6,500	147
Hollywood Media (1)	4,500	20
Liberty Media Interactive, Class A (1)	55,628	1,325
Netflix (1)(2)	6,300	146
Nutri/System (1)(2)	4,400	231
Overstock.com (1)(2)	3,700	61
priceline.com (1)	4,754	253
ValueVision International (1)	4,420	55
		3,231
Leisure Equipment & Products 0.3%
Arctic Cat (2)	2,937	57
Callaway Golf	7,150	113
JAKKS Pacific (1)(2)	2,000	48
Johnson Outdoors, Class A (1)	1,800	33
K2 (1)(2)	6,070	73
Leapfrog Enterprises (1)(2)	5,390	58
Marine Products (2)	7,100	68
MarineMax (1)(2)	1,760	41
Nautilus Group (2)	2,537	39
Oakley (2)	5,800	117
Polaris Industries (2)	2,770	133
Pool (2)	4,177	149
RC2 Corporation (1)	2,200	89
Steinway Musical Instruments	1,300	42
Sturm Ruger & (1)(2)	2,500	34
		1,094
Media 3.6%
4Kids Entertainment (1)(2)	1,750	33
Alloy (1)	1,925	23
Arbitron	1,920	90
Beasley Broadcast Group, Class A	6,100	52
Belo Corporation, Class A	7,380	138
Cablevision Systems, Class A (1)	25,759	784
Catalina Marketing (2)	3,700	117
Charter Communications, Class A (1)(2)	28,010	78
Citadel Broadcasting	12,050	115
Clear Channel Outdoor, Class A (1)(2)	4,100	108
Courier	2,400	94
Cox Radio, Class A (1)(2)	6,650	91
Crown Media, Class A (1)(2)	8,970	48
Cumulus Media, Class A (1)(2)	7,505	70
Discovery Holding, Series A (1)(2)	22,871	437
DreamWorks Animation, Class A (1)	7,231	221
EchoStar Communications, Class A (1)	35,520	1,543
Emmis Communications (2)	2,260	19
Entercom Communications (2)	3,450	97
Entravision Communications, Class A (1)	11,744	110
Fisher Communications (1)	1,250	61
Gemstar TV Guide (1)(2)	26,195	110
Getty Images (1)(2)	4,400	214
Harris Interactive (1)	7,100	43
Harte-Hanks (2)	5,450	150
Hearst-Argyle Television	5,591	152
Idearc (2)	11,600	407
Interactive Data (2)	9,100	225
John Wiley & Sons	4,070	154
Journal Communications, Class A (2)	6,900	90
Journal Register (2)	3,600	21
Lamar Advertising (2)	7,592	478
Lee Enterprises (2)	3,450	104
Liberty Global (1)	34,534	1,137
Liberty Global, Series C (1)(2)	2,400	73
Liberty Media Capital, Class A (1)	11,545	1,277
LIN TV, Class A (1)(2)	3,640	58
Live Nation (1)	7,900	174
LodgeNet Entertainment (1)	3,100	95
Martha Stewart Living, Class A (2)	5,919	101
Marvel Entertainment (1)(2)	8,814	245
McClatchy (2)	5,240	166
Media General, Class A	1,350	51
Mediacom Communications (1)	13,000	106
Morningstar (1)(2)	4,300	222
Navarre (1)(2)	3,150	12
Nexstar Broadcasting (1)	7,500	72
Playboy Enterprises, Class B (1)(2)	3,200	33
PRIMEDIA (1)(2)	17,936	48
R.H. Donnelley (2)	6,309	447
Regal Entertainment Group, Class A (2)	14,990	298
Regent Communications (1)	6,450	21
Rentrak (1)	3,200	50
Salem Communications, Class A (2)	7,850	98
Scholastic (1)(2)	2,620	81
Sinclair Broadcasting, Class A	11,210	173
Sirius Satellite Radio (1)(2)	103,310	331
Spanish Broadcasting, Class A (1)(2)	7,850	31
Sun-Times Media Group, Class A (2)	9,300	46
TiVo (1)(2)	11,900	75
Valassis Communications (1)	3,600	62
Virgin Media (2)	27,835	703
Virgin Media, Warrants, 1/13/11 (1)	3	-
Warner Music Group	13,900	237
Washington Post, Class B	745	569
Westwood One	5,380	37
World Wrestling	9,300	152
XM Satellite Radio Holdings, Class A (1)(2)	26,877	347
		14,105
Multiline Retail 0.3%
99 Cents Only Stores (1)(2)	6,665	98
Bon-Ton Stores (2)	2,500	141
Dollar Tree Stores (1)	7,504	287
Fred's (2)	3,615	53
Retail Ventures (1)(2)	6,800	143
Saks (2)	12,275	256
Tuesday Morning (2)	3,900	58
		1,036
Specialty Retail 2.9%
Aaron Rents, Class B (2)	4,390	116
AC Moore Arts & Crafts (1)(2)	2,660	57
Advance Auto Parts (2)	7,185	277
Aeropostale (1)	4,905	197
American Eagle Outfitters	19,980	599
AnnTaylor Stores (1)	5,175	201
Asbury Automotive Group	4,140	117
Barnes & Noble	4,684	185
Big 5 Sporting Goods (2)	2,600	67
Blockbuster, Class A (1)(2)	18,407	119
Borders Group	4,600	94
Brown Shoe	3,420	144
Buckle (2)	3,675	131
Build-A-Bear Workshop (1)(2)	1,600	44
Cabela's, Class A (1)	5,741	142
CarMax (1)	19,828	487
Cato Corporation, Class A	3,350	78
Charlotte Russe Holding (1)(2)	3,900	113
Charming Shoppes (1)(2)	8,920	115
Chico's (1)(2)	13,200	322
Christopher & Banks (2)	3,792	74
Claire's Stores	7,350	236
Coldwater Creek (1)(2)	9,164	186
Cost Plus (1)(2)	2,400	24
CSK Auto (1)(2)	3,800	65
Deb Shops	1,950	53
Dick's Sporting Goods (1)(2)	4,800	280
Dress Barn (1)(2)	4,800	100
DSW, Class A (1)(2)	3,900	165
E COM (1)(2)	1,600	44
Foot Locker	11,717	276
Franklin Covey (1)(2)	4,100	32
GameStop, Class A (1)	13,672	445
Gander Mountain (1)(2)	3,100	35
Genesco (1)(2)	1,700	71
Group One Automotive	1,900	76
Guess ? (2)	8,720	353
Guitar Center (1)(2)	1,710	77
Gymboree (1)	720	29
Haverty Furniture (2)	2,150	30
Hibbett Sports (1)(2)	2,718	78
Hot Topic (1)(2)	3,200	35
J Crew Group (1)	5,600	225
Jo Ann Stores (1)(2)	3,960	108
Jos. A. Bank Clothiers (1)(2)	1,437	51
Lithia Motors, Class A (2)	1,700	47
Men's Wearhouse	4,050	191
MIDAS (1)	1,500	32
Monro Muffler Brake	1,800	63
New York & Company (1)(2)	3,800	60
O'Reilly Automotive (1)(2)	8,200	271
Pacific Sunwear (1)	5,125	107
Payless Shoesource (1)	5,115	170
Pep Boys (2)	4,370	83
PETsMART	11,720	386
Pier 1 Imports (2)	7,950	55
Pomeroy Computer Resources (1)	5,100	46
Rent-A-Center (1)(2)	5,400	151
Restoration Hardware (1)(2)	6,200	41
Rex Stores (1)	1,650	27
Ross Stores	11,102	382
Select Comfort (1)(2)	4,350	77
Sharper Image (1)(2)	3,770	42
Shoe Carnival (1)	1,400	47
Sonic Automotive	2,820	80
Stage Stores	3,870	90
Stein Mart (2)	4,730	77
Syms (1)(2)	2,800	52
Talbots (2)	3,650	86
The Children's Place (1)	2,850	159
The Finish Line, Class A (2)	4,440	56
Trans World Entertainment (1)	5,050	29
Travel Centers of America (1)	4,155	160
TSC (1)(2)	2,810	145
Tween Brands (1)(2)	2,520	90
Tweeter Home Entertainment Group (1)(2)	4,200	7
United Auto Group	7,016	142
United Retail Group (1)	2,800	34
Urban Outfitters (1)(2)	14,682	389
West Marine (1)(2)	2,900	53
Wet Seal, Class A (1)	12,275	80
Williams-Sonoma (2)	8,100	287
Zale (1)(2)	3,600	95
Zumiez (1)(2)	3,800	152
		11,294
Textiles, Apparel & Luxury Goods 0.8%
Carters (1)(2)	4,500	114
Charles & Colvard	1,968	12
Cherokee	2,000	86
Columbia Sportswear (2)	2,681	167
Crocs (1)	3,900	184
Cutter & Buck	1,500	18
Deckers Outdoor (1)	2,000	142
Fossil (1)(2)	5,237	139
Hanesbrands (1)	6,900	203
Iconix Brand Group (1)(2)	6,649	136
K-Swiss, Class A	3,100	84
Kellwood (2)	2,050	60
Kenneth Cole Productions	1,650	42
Lakeland Industries	1,980	28
Movado Group (2)	3,500	103
Oxford Industries (2)	1,470	73
Phillips-Van Heusen	4,500	265
Quiksilver (1)(2)	8,800	102
Skechers U.S.A., Class A (1)	3,600	121
Steven Madden	2,800	82
Stride Rite (2)	4,250	65
Superior Uniform Group	5,200	67
Tandy Brands	3,200	42
Timberland, Class A (1)(2)	4,400	114
Under Armour (1)(2)	4,300	221
Unifi (1)(2)	6,200	18
UniFirst	1,700	65
Volcom (1)	2,100	72
Warnaco Group (1)	2,700	77
Weyco Group	2,600	67
Wolverine World Wide	3,750	107
		3,076

Total Consumer Discretionary		59,172
CONSUMER STAPLES 3.9%

Beverages 0.2%
Coca-Cola Bottling	1,850	105
Hansen Natural (1)(2)	9,200	348
Midwest Grain Products (2)	4,200	86
National Beverage (1)(2)	5,040	88
PepsiAmericas (2)	10,399	232
Willamette Valley Vineyards (1)	3,300	23
		882
Food & Staples Retailing 0.6%
Arden Group, Class A (2)	800	107
BJ's Wholesale Club (1)	4,500	152
Casey's General Stores (2)	5,600	140
Central European Dist (1)(2)	4,100	119
Great Atlantic & Pacific Tea (2)	4,200	139
Longs Drug Stores (2)	2,600	134
Nash Finch (2)	2,600	90
Pantry (1)	2,000	91
Pathmark Stores (1)	6,700	86
Performance Food Group (1)(2)	2,603	80
PriceSmart (1)(2)	4,100	63
Rite Aid (1)(2)	53,450	308
Ruddick (2)	5,700	172
Smart & Final (1)	5,200	113
Topps (2)	9,050	88
United Natural Foods (1)(2)	3,800	116
Weis Markets	4,150	186
Wild Oats Markets (1)(2)	3,490	64
		2,248
Food Products 2.3%
Alico (2)	2,000	115
Bridgford Foods (1)	1,900	14
Bunge Limited (2)	10,302	847
Chiquita (2)	2,819	40
Corn Products International	6,200	221
Cuisine Solutions (1)	4,500	32
Del Monte Foods	17,201	197
Delta Pine & Land (2)	4,700	194
Farmer Bros. (2)	4,200	95
Flowers Foods (2)	5,040	152
Fresh Del Monte Produce (2)	5,527	111
Green Mountain Coffee (1)(2)	1,100	69
Hain Celestial Group (1)	3,700	111
Hormel Foods	12,819	477
J & J Snack Foods (2)	3,040	120
J.M. Smucker	6,029	321
Kraft Foods, Class A (2)	132,085	4,182
Lancaster Colony (2)	3,100	137
Lance (2)	4,710	95
Lifeway Foods (1)(2)	5,600	50
Maui Land & Pineapple (1)	1,600	58
Pilgrim's Pride (2)	5,515	183
Ralcorp Holdings (1)	1,870	120
Rocky Mountain Chocolate Factory	1,890	26
Sanderson Farms (2)	2,040	76
Seaboard	119	269
Smithfield Foods (1)(2)	7,389	221
Tootsie Roll Industries	4,893	147
Treehouse Foods (1)	3,943	120
Zapata Corporation (1)	6,300	45
		8,845
Household Products 0.2%
Central Garden & Pet, Class A (1)(2)	3,100	45
Central Garden & Pet (1)(2)	3,850	57
Church & Dwight	5,225	263
Energizer (1)(2)	4,650	397
Oil-Dri	2,250	37
Spectrum Brands (1)(2)	5,000	32
WD-40	1,850	59
		890
Personal Products 0.4%
Bare Escentuals (1)(2)	7,900	283
Chattem (1)(2)	1,800	106
Elizabeth Arden (1)(2)	2,850	62
Herbalife (1)(2)	6,500	255
Inter Parfums (2)	2,700	57
Mannatech (2)	3,800	61
NBTY (1)	6,660	353
Nu Skin Enterprises, Class A (2)	4,600	76
Playtex Products (1)(2)	4,920	67
Prestige Brands (1)	5,300	63
Reliv International	4,700	52
Revlon, Class A (1)(2)	26,300	28
Usana Health Sciences (1)(2)	2,650	124
		1,587
Tobacco 0.2%
Alliance One International (1)(2)	7,234	67
Carolina Group	8,600	650
Star Scientific (1)	6,900	8
Universal Corporation	1,840	113
Vector Group (2)	7,007	131
		969

Total Consumer Staples		15,421
ENERGY 6.5%
Energy Equipment & Services 2.6%
Atwood Oceanics (1)(2)	3,000	176
Basic Energy Services (1)(2)	3,400	79
Bristow Group (1)(2)	2,080	76
Cameron International (1)(2)	10,940	687
Carbo Ceramics (2)	1,875	87
Complete Production Services (1)	6,200	124
Dawson Geophysical (1)(2)	2,300	114
Diamond Offshore Drilling (2)	10,700	866
Dresser-Rand Group (1)	7,400	225
Dril-Quip (1)	4,400	190
Englobal (1)(2)	4,500	25
FMC Technologies (1)(2)	5,850	408
Global Industries (1)(2)	11,270	206
GlobalSantaFe	23,239	1,433
Grant Prideco (1)	10,477	522
Grey Wolf (1)(2)	13,200	88
Gulf Island Fabrication (2)	3,800	102
Gulfmark Offshore (1)(2)	3,300	144
Hanover Compressor (1)(2)	11,200	249
Helmerich & Payne (2)	7,420	225
Hercules Offshore (1)(2)	4,200	110
Hydril (1)	2,180	210
Input/Output (1)(2)	11,200	154
Lone Star Technologies (1)	2,260	149
Matrix Service (1)	5,800	117
NATCO Group, Class A (1)	3,100	106
Newpark Resources (1)(2)	6,400	45
Oceaneering International (1)(2)	5,000	211
Oil States International (1)(2)	3,630	117
Omni Energy Services (1)(2)	8,100	83
Parker Drilling (1)	9,400	88
Patterson-UTI Energy (2)	12,437	279
PHI (1)(2)	1,800	49
Pride International (1)	12,380	373
Seacor Holdings (1)(2)	1,850	182
Superior Energy (1)	7,050	243
Superior Well Services (1)(2)	4,800	110
TETRA Technologies (1)(2)	7,774	192
Tidewater (2)	4,274	250
Todco, Class A (1)	4,881	197
Union Drilling (1)(2)	4,300	61
Unit (1)(2)	5,200	263
Universal Compression Holdings (1)(2)	3,200	217
W-H Energy Services (1)	3,200	150
		9,982
Oil, Gas & Consumable Fuels 3.9%
Adams Resources & Energy	2,300	84
Alon USA Energy	6,700	242
Alpha Natural Resources (1)(2)	7,400	116
Arch Coal (2)	13,400	411
ATP Oil & Gas (1)(2)	4,677	176
Berry Petroleum, Class A (2)	5,780	177
Bill Barrett (1)(2)	4,832	157
Bois d Arc Energy (1)(2)	8,500	112
BP Prudhoe Bay Royalty Trust (2)	2,920	194
Cabot Oil & Gas	4,950	333
Callon Petroleum (1)	5,250	71
Carrizo Oil & Gas (1)(2)	4,100	143
Cheniere Energy (1)(2)	6,600	206
Cimarex Energy	8,638	320
CNX Gas (1)	14,700	416
Comstock Resources (1)	6,040	165
Cross Timbers Royalty Trust (2)	1,958	82
Delta Pete (1)(2)	7,696	177
Denbury Resources (1)	11,700	349
Edge Petroleum (1)	5,000	63
Encore Acquisition (1)	5,650	137
Energy Partners (1)(2)	4,050	73
Evergreen Energy (1)(2)	11,712	77
Exco Resources (1)(2)	12,300	204
Fieldpoint Petroleum (1)(2)	6,300	13
Forest Oil (1)(2)	5,789	193
Foundation Coal Holdings	4,884	168
Frontier Oil	10,900	356
General Maritime (2)	4,290	124
Georesources (1)	3,100	20
Giant Industries (1)	2,200	166
GMX Resources (1)(2)	3,200	98
Harken Energy (1)	8,500	4
Harvest Natural Resource (1)	9,716	95
Helix Energy Solutions Group (1)(2)	8,607	321
Holly	5,900	350
Houston Exploration (1)	2,910	157
Hugoton Royalty Trust (2)	5,600	141
Mariner Energy (1)(2)	9,728	186
Markwest Hydrocarbon	2,843	176
Massey (2)	5,805	139
Meridian Resource (1)(2)	9,550	23
Newfield Exploration (1)	11,300	471
Noble Energy	15,590	930
OMI (2)	8,151	219
Pacific Ethanol (1)(2)	5,300	90
Penn Virginia (2)	2,420	178
Petrohawk Energy (1)(2)	18,557	244
Petroleum Development (1)(2)	2,400	129
Pioneer Natural Resources	11,814	509
Plains Exploration & Production (1)	7,402	334
Pogo Producing (2)	5,400	260
Quicksilver Resources (1)(2)	8,150	324
Range Resources (2)	13,495	451
Southwestern Energy (1)(2)	15,300	627
St. Mary Land Exploration	6,200	227
Stone Energy (1)	2,010	60
Swift Energy (1)(2)	2,650	111
Syntroleum (1)(2)	6,300	20
Teekay Shipping	7,200	390
Tesoro Petroleum	6,200	623
Ultra Petroleum (1)	12,360	657
USEC (1)(2)	8,550	139
Verasun Energy (1)(2)	10,600	211
W&T Offshore (2)	7,900	229
Western Refining (2)	7,700	300
Westmoreland Coal (1)(2)	1,900	38
Whiting Petroleum (1)(2)	4,300	169
World Fuel Services	4,000	185
		15,340

Total Energy		25,322
FINANCIALS 23.3%
Capital Markets 2.0%
A.G. Edwards	6,515	451
Affiliated Managers Group (1)(2)	2,275	246
Blackrock (2)	10,110	1,580
Calamos, Class A (2)	3,800	85
Cohen & Steers (2)	4,300	185
Eaton Vance	10,866	387
Gamco Investors (2)	2,467	107
GFI Group (1)(2)	2,700	184
Greenhill (2)	3,300	203
Intl Assets Holding (1)(2)	4,500	126
Investment Technology Group (1)	3,400	133
Investors Financial Services	4,565	265
Jefferies Group	11,000	318
KBW (1)	3,300	115
Knight Capital Group (1)(2)	10,950	173
LaBranche & Co. (1)(2)	5,530	45
Lazard	5,400	271
Nuveen Investments (2)	7,400	350
optionsXpress Holdings (2)	5,700	134
Piper Jaffray Cos (1)	1,650	102
Raymond James Financial	9,875	294
Sanders Morris Harris Group (2)	3,900	42
SEI (2)	8,928	538
Southwest Securities (2)	4,099	102
Stifel Financial (1)(2)	1,900	84
TD Ameritrade Holding (1)(2)	51,333	764
Tradestation Group (1)	7,800	98
W.P. Stewart (2)	9,600	97
Waddell & Reed Financial, Class A	8,340	194
		7,673
Commercial Banks 3.9%
1st Source	2,866	75
Abigail Adams	2,120	29
Alabama National Bancorp (2)	1,500	106
Amcore Financial	2,090	66
Arrow Financial (2)	1,995	45
Associated Banc Corp	9,175	308
Banc First (2)	1,900	88
Bancorp South (2)	5,075	124
BancTrust Financial Group	2,900	61
Bank of Granite (2)	4,090	73
Bank of Hawaii	3,166	168
Bank of the Ozarks (2)	2,300	66
Banner	1,914	80
BOK Financial	3,937	195
Boston Private Financial (2)	3,299	92
Camden National	2,200	95
Capital City Bank (2)	4,562	152
Capital Corp of the West (2)	1,207	32
Cascade Bancorp (2)	4,250	110
Cathay Bancorp (2)	4,456	151
Center Bancorp (2)	5,318	83
Central Pacific Financial	2,073	76
Century Bancorp, Class A	1,600	42
Chemical Financial (2)	2,661	79
Chittenden (2)	2,967	90
Citizens Banking	6,995	155
City Holding Company (2)	3,250	131
City National	3,550	261
CoBiz (2)	3,237	64
Colonial BancGroup	9,745	241
Columbia Bancorp Ore (2)	3,500	84
Columbia Banking System	2,550	86
Commerce Bancshares	4,505	218
Community Bank System	2,220	46
Community Banks (2)	3,241	77
Community Trust Bancorp	2,775	101
Cullen/Frost Bankers	3,950	207
CVB Financial (2)	7,806	93
East West Bancorp (2)	3,900	143
Farmers Capital Bank (2)	2,200	65
First Bancorp North Carolina	3,075	66
First Charter	3,100	67
First Citizens BancShares	670	135
First Commonwealth Financial (2)	10,300	121
First Community Bancorp (2)	1,650	93
First Financial (2)	1,950	60
First Financial Bancorp (2)	3,472	52
First Financial Bankshares (2)	2,896	121
First Indiana	1,760	38
First M & F Corporation	1,718	32
First Merchants	3,083	73
First Midwest Bancorp (2)	2,793	103
First of Long Island	300	13
First Republic Bank (2)	3,445	185
First United	3,111	70
FirstBank Puerto Rico	7,500	99
FirstMerit (2)	4,835	102
FNB (2)	6,877	116
FNB United	3,800	64
Frontier Financial (2)	4,350	109
Fulton Financial	9,602	140
GB&T Bancshares (2)	2,800	51
German American Bancorp	4,489	60
Glacier Bancorp	4,612	111
Great Southern Bancorp (2)	3,650	107
Greater Bay Bancorp	3,136	84
Hancock Holding	3,500	154
Hanmi Financial	6,600	126
Harleysville National (2)	4,033	72
Home Bancshares (2)	3,300	73
Horizon Financial (2)	3,155	70
IberiaBank	2,226	124
Independent Bank (2)	2,138	44
Independent Bank (2)	3,050	100
Integra Bank (2)	2,050	46
International Bancshares	6,093	181
Irwin Financial (2)	1,900	35
MB Financial (2)	2,067	74
Mid Penn Bancorp	2,460	59
Mid-State Bancshares	2,650	97
MidSouth Bancorp (2)	1,998	54
Midwest Banc Holdings (2)	3,250	58
MidWestOne Financial	2,271	40
Nara Bancorp	3,700	65
National City	1	-
National Penn Bancshares (2)	6,708	127
NBT Bancorp (2)	4,380	103
Northrim Bank	2,310	68
Old National Bancorp (2)	4,424	80
Old Second Bancorp	1,600	44
Omega Financial (2)	2,700	77
Oriental Financial Group	6,868	81
Pacific Capital Bancorp (2)	3,088	99
Park National (2)	1,140	108
Peapack-Gladstone Fnancial (2)	2,150	65
Peoples Bancorp	2,050	54
Pinnacle Financial Partners (1)(2)	3,400	104
Placer Sierra Bancshares	2,300	62
PNC Financial Services Group	4,237	305
Popular (2)	19,290	319
Preferred Bank Los Angeles California	2,250	88
PrivateBancorp (2)	2,360	86
Prosperity Bancshares (2)	2,960	103
Provident Bankshares	2,001	66
Renasant (2)	2,752	68
Republic Bancorp, Class A (2)	3,166	72
S&T Bancorp	2,200	73
Sandy Spring Bancorp (2)	1,830	63
Seacoast Banking, Class A (2)	2,450	56
Signature Bank (1)(2)	2,900	94
Sky Financial	9,107	245
South Financial Group (2)	4,435	110
Southwest Bancorp of Oklahoma	2,600	67
State Bancorp (2)	4,450	88
Sterling Bancorp	2,685	49
Sterling Bancshares (2)	5,325	60
Sterling Financial (PA)	3,816	85
Sterling Financial (Spokane)	3,628	113
Suffolk Bancorp	1,250	40
Sun Bancorp Inc (2)	1,750	33
Susquehanna Bancshares (2)	2,660	62
SVB Financial Group (1)(2)	2,450	119
SY Bancorp (2)	1,521	38
TCF Financial (2)	10,300	271
TD Banknorth	16,842	542
Texas Capital Bancshares (1)(2)	2,500	51
Tompkins Trust Inc (2)	1,880	79
Trico Bancshares (2)	2,000	47
Trustmark (2)	4,500	126
U.S.B. Holding Company (2)	2,997	68
UCBH Holdings (2)	6,300	117
UMB Financial	2,412	91
Umpqua Holdings Corporation (2)	3,620	97
Union Bankshares	1,729	45
UnionBancal	11,077	702
United Bankshares (2)	2,700	95
United Community Banks	2,700	89
Valley National Bancorp (2)	7,612	192
W Holdings Company	15,878	79
Washington Trust Bancorp (2)	3,800	102
WesBanco (2)	2,540	78
West Coast Bancorp (2)	4,270	137
WestAmerica (2)	2,646	127
Whitney Holding	4,562	139
Wilmington Trust	3,825	161
Wintrust Financial (2)	1,850	83
		15,294
Consumer Finance 0.3%
Advance America Cash Advance Centers (2)	7,722	119
Advanta, Class A	1,116	45
AmeriCredit (1)(2)	9,410	215
Cash America Investments (2)	2,860	117
CompuCredit (1)(2)	4,100	128
First Cash (1)	4,000	89
Nelnet, Class A	3,722	89
QC Holdings (2)	4,900	65
Student Loan	1,801	335
United PanAm Financial (1)(2)	2,190	27
World Acceptance (1)	2,300	92
		1,321
Diversified Financial Services 1.4%
Asset Acceptance Capital (1)	2,800	43
Asta Funding (2)	2,400	104
CBOT Holdings, Class A (1)(2)	4,700	853
Encore Capital (1)(2)	3,900	39
Financial Federal (2)	2,365	62
IntercontinentalExchange (1)	6,000	733
International Securities Exchange (2)	3,800	186
Leucadia National (2)	16,448	484
NASDAQ Stock Market (1)	8,900	262
Nymex Holdings (1)	7,600	1,032
NYSE Euronext (1)(2)	15,300	1,434
PICO Holdings (1)(2)	1,600	68
Portfolio Recovery Associates (1)(2)	1,750	78
		5,378
Insurance 7.7%
21st Century Insurance Group (2)	7,650	162
Alfa (2)	7,470	138
Alleghany (2)	763	285
Allied World Assurance Holdings	4,700	201
American Financial Group (2)	9,010	307
Arch Capital Group (1)	6,710	458
Argonaut Group (1)	3,200	103
Arthur J. Gallagher (2)	8,460	240
Aspen Insurance Holdings	9,500	249
Assurant (2)	9,733	522
Assured Guaranty	5,700	156
Axis Capital Holdings	13,400	454
Baldwin & Lyons	3,875	99
Berkshire Hathaway, Class A (1)	122	13,297
Bristol West Holdings	3,050	68
Brown & Brown (2)	11,806	319
Citizens (1)(2)	7,533	55
CNA Financial (1)(2)	20,504	883
CNA Surety (1)	4,100	86
Commerce Group	5,500	165
Conseco (1)(2)	10,200	176
Crawford, Class B (2)	7,450	43
Delphi Financial, Class A	3,779	152
Direct General	3,600	76
EMC Insurance Group (2)	2,703	70
Endurance Specialty Holdings (2)	6,500	232
Erie Indemnity, Class A (2)	5,200	274
Everest Reinsurance Holdings	5,500	529
FBL Financial Group, Class A	2,642	103
Fidelity National Financial, Class A	15,859	381
First American Financial	6,730	341
FPIC Insurance Group (1)(2)	1,200	54
Great American Financial Resources	3,840	94
Hanover Insurance Group	3,820	176
Harleysville Group	3,810	124
HCC Insurance Holdings	7,830	241
Hilb Rogal and Hobbs	2,660	130
Horace Mann Educators (2)	4,010	82
Infinity Property & Casualty	1,700	80
IPC (2)	7,900	228
James River Group	2,800	88
Kansas City Life Insurance	1,880	85
KMG America (1)	3,700	17
LandAmerica Financial Group (2)	1,200	89
Markel (1)	933	452
MaxRe Capital	5,000	127
Merchants Group	1,600	53
Mercury General	4,793	254
Midland (2)	2,300	98
Montpelier RE (2)	9,500	165
National Financial Partners (2)	3,162	148
National Western Life	560	137
Nationwide Financial Services, Class A	11,700	630
Navigators Group (1)	1,750	88
Odyssey Re Holdings (2)	6,000	236
Ohio Casualty (2)	4,600	138
Old Republic International	16,368	362
OneBeacon Insurance Group, Class A	9,600	240
PartnerRe (2)	4,300	295
Philadelphia Consolidated (1)	5,900	259
Phoenix Companies	8,499	118
Platinum Underwriters Holdings	4,000	128
PMA Capital, Class A (1)	4,100	38
Presidential Life	3,500	69
ProAssurance (1)(2)	2,070	106
Procentury	4,300	100
Protective Life	4,811	212
Reinsurance Group of America (2)	4,520	261
RenaissanceRe Holdings (2)	6,200	311
RLI	1,800	99
Safety Insurance Group (2)	2,315	93
Scottish RE Group (2)	4,200	17
Seabright Insurance (1)	3,400	63
Security Capital Assurance	5,800	164
Selective Insurance (2)	4,200	107
StanCorp Financial Group	3,800	187
State Auto Financial	3,070	99
Stewart Information Services (2)	1,480	62
Transatlantic Holdings	4,338	282
U.S.I. Holdings (1)	5,920	100
United America Indemnity (1)	3,400	79
United Fire & Casualty	1,900	67
Unitrin	5,550	261
Universal American Financial (1)	5,040	98
W. R. Berkley	14,772	489
White Mountains Insurance Group	997	565
Zenith National	2,934	139
		30,108
Real Estate Investment Trusts (REITs) 5.7%
Acadia Realty Trust, REIT	4,018	105
Agree Realty, REIT	2,300	78
Alesco Financial, REIT	7,100	62
Alexanders, REIT (1)(2)	510	210
Alexandria Real Estate, REIT	2,120	213
AMB Property, REIT	7,804	459
American Financial Realty, REIT (2)	15,350	155
American Home Mortgage Holdings, REIT (2)	4,055	109
AmeriVest Properties, REIT (1)	6,400	-
Annaly Capital Management, REIT	17,750	275
Anthracite Capital, REIT	8,650	104
Anworth Mortgage Asset, REIT	9,000	88
BioMed Realty Trust, REIT	7,300	192
Brandywine Realty Trust, REIT (2)	6,943	232
BRE Properties, Class A, REIT (2)	3,850	243
Camden Property Trust, REIT	4,200	295
CapitalSource, REIT (2)	13,910	350
CBL & Associates Properties, REIT	4,560	204
Colonial Properties Trust, REIT	4,241	194
Corporate Office Properties Trust, REIT	3,400	155
Cousins Properties, REIT	3,860	127
Crescent Real Estate Equities, REIT (2)	10,700	215
DCT Industrial Trust, REIT	19,000	225
DiamondRock Hospitality, REIT	11,100	211
Douglas Emmett, REIT	10,700	273
Duke Realty, REIT	11,161	485
Eagle Hospitality Properties, REIT	7,200	80
EastGroup Properties, REIT	2,050	105
Entertainment Properties, REIT (2)	3,080	186
Equity Inns, REIT (2)	8,650	142
Equity Lifestyle Properties, REIT	2,070	112
Equity One, REIT (2)	7,276	193
Essex Property Trust, REIT	1,650	214
Federal Realty Investment Trust, REIT (2)	4,090	371
FelCor Lodging Trust, REIT	5,300	138
First Industrial Realty, REIT (2)	5,000	226
Franklin Street Properties, REIT (2)	6,400	123
Friedman, Billings, Ramsey Group, Class A, REIT	13,203	73
General Growth Properties, REIT (2)	16,236	1,048
Getty Realty, REIT (2)	3,960	114
Glimcher Realty Trust, REIT (2)	4,860	131
GMH Communities Trust, REIT (2)	8,200	82
Government Properties Trust, REIT	7,100	76
Health & Retirement Properties, REIT (2)	21,700	267
Health Care Property Investors, REIT	17,650	636
Health Care REIT, REIT	7,050	309
Healthcare Realty Trust, REIT (2)	5,480	204
Hersha Hospitality Trust, REIT (2)	8,200	97
Highland Hospitality, REIT (2)	9,300	165
Highwoods Properties, REIT	4,713	186
Home Properties of New York, REIT	2,790	147
Hospital Properties Trust, REIT (2)	7,550	353
Host Hotels & Resorts, REIT (2)	40,825	1,074
Impac Mortgage Holdings, REIT (2)	13,100	65
Innkeepers USA, REIT	4,350	71
Investors Real Estate Trust, REIT (2)	9,950	105
Kilroy Realty, REIT	2,220	164
Kite Realty Group Trust, REIT (2)	5,600	112
KKR Financial, REIT (2)	5,200	143
LaSalle Hotel Properties, REIT (2)	3,800	176
Lexington Realty Trust, REIT	9,950	210
Liberty Property Trust, REIT	6,833	333
Longview Fibre, REIT	7,947	196
LTC Properties, REIT (2)	4,450	115
Macerich Company, REIT (2)	6,461	597
Mack-Cali Realty, REIT	4,734	225
Maguire Properties, REIT	5,080	181
MHI Hospitality, REIT	7,000	70
Mid-America Apartment Communities, REIT	1,730	97
Mission West Properties, REIT	6,240	90
Monmouth Real Estate Investment, Class A, REIT	8,800	76
National Retail Properties, REIT	5,930	143
National Health Investors, REIT	4,020	126
National Health Realty, REIT	3,400	80
Nationwide Health Properties, REIT	8,960	280
New Plan Excel Realty, REIT	7,158	236
Omega Healthcare Investors, REIT	8,150	140
Parkway Properties, REIT (2)	2,500	131
Pennsylvania, REIT	4,031	179
Pittsburgh & West Virginia Railroad, REIT	5,900	53
PMC Commercial Trust, REIT	5,288	77
Post Properties, REIT	2,600	119
Potlatch, REIT (2)	4,032	185
PS Business Parks, REIT	1,500	106
Ramco-Gershenson Properties, REIT (2)	3,200	114
Rayonier, REIT	5,134	221
Realty Income, REIT	10,400	293
Redwood Trust, REIT	2,305	120
Regency Centers, REIT	5,786	483
Saul Centers, REIT	2,750	156
Senior Housing Properties, REIT (2)	8,214	196
SL Green Realty, REIT	5,281	724
Sovran Self Storage, REIT	1,800	100
Strategic Hotel Capital, REIT (2)	6,500	149
Sun Communities, REIT	3,750	116
Sunstone Hotel Investors, REIT (2)	5,100	139
Tanger Factory Outlet Centers, REIT (2)	3,740	151
Taubman Centers, REIT	5,200	302
Thornburg Mortgage, REIT (2)	11,709	304
U Store It, REIT	6,500	131
UDR, REIT (2)	11,288	346
Universal Health Realty Income Trust, REIT (2)	2,350	84
Urstadt Biddle Properties, REIT	3,600	65
Urstadt Biddle Properties, Class A, REIT	5,100	100
Ventas, REIT	9,840	415
Washington SBI, REIT (2)	3,800	142
Weingarten Realty Investors, REIT (2)	6,740	321
		22,164
Real Estate Management & Development 0.7%
Affordable Residential Communities (1)(2)	7,699	93
Brookfield Properties	21,200	854
Capital Properties, Class A	1,520	34
Capital Properties, Class B (1)	120	-
Forest City Enterprises, Class A (2)	9,230	611
Jones Lang LaSalle	3,510	366
Move (1)(2)	23,450	130
St. Joe (2)	6,270	328
Tejon Ranch (1)(2)	2,570	122
Thomas Properties	4,900	76
Wellsford Real Properties (1)	7,200	56
		2,670
Thrifts & Mortgage Finance 1.6%
Ameriana Bancorp	3,560	40
Anchor Bancorp Wisconsin (2)	2,480	70
Astoria Financial (2)	6,821	181
Bank Mutual	9,961	113
BankAtlantic, Class A	3,950	43
BankUnited Financial (2)	2,470	52
Brookline Bancorp (2)	3,829	49
Camco	4,900	63
Capitol Federal Financial (2)	7,726	292
Charter Financial (2)	2,960	142
Citizens First Bancorp (2)	1,903	43
City Bank, Lynwood, Washington (2)	2,175	70
Clifton Savings Bancorp (2)	5,700	68
Coastal Financial Corp. (2)	6,038	94
Cooperative Bankshares	2,675	44
Corus Bankshares (2)	4,600	78
Delta Financial	8,600	71
Dime Community Bancshares	6,400	85
Doral Financial (1)(2)	7,120	12
Downey Financial (2)	1,750	113
First Busey (2)	3,775	81
First Federal Bancshares of Arkansas	3,200	76
First Financial Holdings	2,450	85
First Niagara Financial (2)	10,117	141
First Place Financial	2,749	59
FirstFed Financial (1)(2)	1,020	58
Flagstar Bancorp (2)	6,000	72
Flushing Financial	3,125	51
Franklin Bank Corp. Houston (1)(2)	2,750	49
Fremont General (2)	6,800	47
Home Federal Savings Bank	1,700	50
IndyMac Mortgage Holdings (2)	6,160	197
ITLA Capital	984	51
Kearny Financial (2)	5,200	75
KNBT Bancorp (2)	4,200	62
MAF Bancorp	1,663	69
NASB Financial (2)	1,256	44
Net Bank (2)	5,119	11
New Hampshire Thrift	2,980	47
New York Community Bancorp (2)	27,337	481
NewAlliance Bancshares (2)	8,150	132
NexCen Brands (1)	10,150	101
Northwest Bancorp	6,080	165
OceanFirst Financial (2)	2,450	43
Ocwen Financial (1)(2)	8,130	105
Partners Trust Financial Group (2)	8,288	95
People's Bank (2)	13,172	585
Peoples Community Bancorp	2,600	44
PFF Bancorp	2,465	75
PMI Group	6,020	272
Provident Financial Services (2)	4,318	75
Provident New York Bancorp (2)	7,302	103
Radian	5,908	324
Riverview Bancorp	7,600	121
Triad Guaranty (1)(2)	1,450	60
Trustco Bank (2)	6,550	63
United Community Financial (2)	5,500	61
Washington Federal (2)	5,768	135
Webster Financial	4,810	231
Willow Financial Bancorp (2)	5,661	73
WSFS Financial	1,650	106
		6,498

Total Financials		91,106
HEALTH CARE 10.4%
Biotechnology 3.6%
Acadia Pharmaceuticals (1)(2)	2,700	41
Alexion Pharmaceutical (1)(2)	3,750	162
Alkermes (1)(2)	8,410	130
Alnylam Pharmaceuticals (1)(2)	6,400	115
Altus Pharmaceuticals (1)(2)	3,200	49
Amylin Pharmaceuticals (1)(2)	11,163	417
Applera - Celera Group (1)	6,533	93
Arena Pharmaceuticals (1)(2)	6,300	68
Ariad Pharmaceuticals (1)(2)	12,500	56
Arqule (1)(2)	5,500	41
Array BioPharma (1)	7,100	90
Avalon Pharmaceuticals (1)(2)	6,600	31
AVI BioPharma (1)(2)	8,500	23
BioCryst Pharmaceuticals (1)(2)	4,000	33
BioMarin Pharmaceutical (1)(2)	10,590	183
BioSphere Medical (1)(2)	3,500	26
Cell Genesys (1)(2)	4,700	20
Cephalon (1)(2)	4,510	321
Cepheid (1)(2)	7,700	91
Critical Therapeutics (1)(2)	7,200	16
Cubist Pharmaceuticals (1)(2)	4,800	106
CuraGen (1)(2)	19,700	61
CV Therapeutics (1)(2)	4,300	34
Cytokinetics (1)(2)	6,600	46
Dendreon (1)(2)	6,260	81
Digene (1)(2)	2,600	110
Dyax (1)	6,500	27
Dynavax Technologies (1)(2)	11,500	63
Encysive Pharmaceuticals (1)(2)	8,100	22
Enzon Pharmaceuticals (1)(2)	4,360	36
Genentech (1)	84,834	6,967
Genitope (1)(2)	6,700	28
Geron (1)(2)	10,250	72
Human Genome Sciences (1)(2)	11,280	120
Idenix Pharmaceuticals (1)(2)	6,600	48
ImClone Systems (1)	7,143	291
Incyte (1)(2)	13,060	86
Indevus Pharmaceuticals (1)(2)	9,600	68
InterMune (1)(2)	4,570	113
Introgen Therapeutics (1)(2)	6,700	27
Isis Pharmaceuticals (1)	10,780	100
Keryx Biopharmaceuticals (1)(2)	5,900	62
Kosan Biosciences (1)	7,000	38
Lexicon Genetics (1)(2)	7,100	26
Mannkind (1)(2)	7,800	112
Martek Biosciences (1)	2,700	56
Maxygen (1)(2)	6,200	69
Medarex (1)(2)	11,700	151
Millennium Pharmaceuticals (1)(2)	27,201	309
Momenta Pharmaceuticals (1)(2)	5,200	67
Myriad Genetics (1)(2)	4,190	144
Nabi (1)(2)	10,450	55
NeoPharm (1)(2)	5,682	10
Neurocrine Biosciences (1)(2)	3,000	37
Neurogen (1)(2)	9,100	59
Novavax (1)(2)	9,500	25
NPS Pharmaceuticals (1)(2)	7,650	26
Nuvelo (1)	5,300	19
ONYX Pharmaceuticals (1)(2)	3,950	98
OSI Pharmaceuticals (1)(2)	5,127	169
Panacos Pharmaceuticals (1)(2)	6,500	30
PDL Biopharma (1)	10,160	220
Pharmacopeia Drug Discovery (1)(2)	3,605	20
Pharmion (1)(2)	5,100	134
Progenics Pharmaceuticals (1)(2)	3,200	76
Regeneron Pharmaceuticals (1)	6,950	150
Rigel Pharmaceuticals (1)(2)	5,500	60
Sangamo BioSciences (1)(2)	7,500	51
Savient Pharmaceuticals (1)(2)	9,100	109
Seattle Genetics (1)(2)	12,120	99
Senomyx (1)(2)	4,100	51
StemCells, Inc. (1)(2)	8,300	21
Tanox (1)(2)	5,150	97
Telik (1)(2)	1,900	10
Tercica (1)(2)	7,300	43
Theravance (1)(2)	6,000	177
Trimeris (1)	2,850	20
United Therapeutics (1)	1,500	81
Vertex Pharmaceuticals (1)(2)	10,755	302
XOMA (1)	8,700	25
Zymogenetics (1)(2)	7,200	112
		13,932
Health Care Equipment & Supplies 2.4%
Abaxis (1)(2)	3,100	76
ABIOMED (1)(2)	4,600	63
Advanced Medical Optics (1)(2)	5,340	199
Align Technology (1)(2)	9,530	151
American Medical Systems (1)(2)	6,600	140
Analogic	1,280	80
Angiodynamics (1)	3,032	51
Arrow International	5,210	168
ArthroCare (1)(2)	2,120	76
Aspect Medical Systems (1)(2)	2,750	43
Beckman Coulter	4,592	293
Biolase Technology (1)(2)	5,900	57
Biosite Diagnostics (1)	1,200	101
Candela Laser (1)	3,200	37
Cerus (1)(2)	3,470	23
Conceptus (1)(2)	4,100	82
CONMED (1)	2,550	75
Cooper Companies (2)	3,561	173
Cyberonics (1)(2)	2,700	51
Cytyc (1)(2)	9,087	311
Dade Behring Holdings (2)	6,924	304
Datascope	1,780	64
Dentsply International	13,300	436
Digirad (1)(2)	8,200	38
DJO (1)	2,590	98
Edwards Lifesciences (1)(2)	4,450	226
Endologix (1)(2)	6,000	24
EPIX Pharmaceuticals (1)(2)	6,500	44
EV3 (1)(2)	6,400	126
Exactech (1)	1,700	27
Foxhollow Technologies (1)(2)	3,300	69
Gen-Probe (1)(2)	4,620	217
Greatbatch (1)	2,350	60
Haemonetics (1)(2)	1,900	89
Hillenbrand Industries	6,150	365
Hologic (1)(2)	5,100	294
ICU Medical (1)	1,400	55
IDEXX Laboratories (1)(2)	3,300	289
Immucor (1)	7,368	217
Integra LifeSciences (1)(2)	2,300	105
Intuitive Surgical (1)(2)	3,210	390
Invacare (2)	2,500	44
Inverness Medical Innovations (1)(2)	3,860	169
Invitrogen (1)(2)	3,742	238
Kensey Nash (1)(2)	2,400	73
Kinetic Concepts (1)	5,850	296
Kyphon (1)(2)	4,200	190
Lifecore Biomedical (1)	2,700	51
Medical Action Industries (1)	3,450	82
Mentor (2)	2,960	136
Meridian Bioscience	4,050	112
Merit Medical Systems (1)	3,925	49
National Dentex (1)	1,400	20
NMT Medical (1)	2,200	30
OraSure Technologies (1)(2)	3,675	27
PolyMedica (2)	3,150	133
Possis (1)(2)	3,550	46
Quidel (1)(2)	3,700	44
Regeneration Technologies (1)(2)	6,200	45
ResMed (1)(2)	6,600	332
Respironics (1)(2)	6,200	260
Sonic Innovations (1)	5,500	46
SonoSite (1)(2)	1,550	44
Steris	5,291	140
SurModics (1)(2)	1,550	56
Synovis Life Technologies (1)	4,900	66
Theragenics (1)(2)	3,400	21
Thoratec (1)(2)	3,952	83
Viasys Healthcare (1)	3,450	117
Vital Signs	1,850	96
West Pharmaceutical Services (2)	3,680	171
Wright Medical Group (1)(2)	4,300	96
Zoll Medical (1)	4,000	107
		9,207
Health Care Providers & Services 2.3%
Alliance Imaging (1)(2)	6,600	58
AMERIGROUP (1)	5,180	157
AMN Healthcare Services (1)	3,305	75
AmSurg, Class A (1)(2)	3,800	93
Apria Healthcare (1)(2)	3,540	114
Bioscrip (1)(2)	6,900	22
Brookdale Senior Living (2)	9,400	420
Capital Senior Living (1)(2)	4,300	50
Centene (1)	3,800	80
Chemed	2,000	98
Community Health System (1)	9,322	329
CorVel (1)	2,875	87
Cross Country Healthcare (1)	2,480	45
CryoLife (1)(2)	7,350	62
DaVita (1)	9,175	489
Five Star Quality Care (1)	5,800	60
Genesis Healthcare (1)	2,170	137
Gentiva Health Services (1)	5,050	102
Hanger Orthopedic Group (1)	5,450	64
Health Management (2)	11,500	125
Health Net (1)(2)	11,230	604
HealthExtras (1)(2)	3,900	112
Healthspring (1)	5,000	118
Healthways (1)(2)	3,041	142
Henry Schein (1)(2)	8,200	452
HMS Holdings (1)(2)	4,700	103
Hooper Holmes (1)(2)	7,650	34
inVentiv Health (1)	3,600	138
Kindred Healthcare (1)	3,114	102
Landauer	2,000	101
LCA-Vision (2)	2,550	105
LifePoint Hospitals (1)	6,530	250
Lincare Holdings (1)	8,155	299
Magellan Health Services (1)	4,700	197
Matria Healthcare (1)(2)	2,350	62
Medcath (1)	3,350	91
Medical Staffing Network (1)(2)	3,800	24
Molina Healthcare (1)(2)	3,001	92
National Healthcare (2)	2,177	111
Odyssey Healthcare (1)	3,687	48
Omnicare	9,316	370
OPTION CARE (2)	7,753	103
Owens & Minor (2)	3,300	121
PDI (1)	1,000	10
Pediatrix Medical Group (1)	3,700	211
PSS World Medical (1)(2)	5,490	116
Psychiatric Solutions (1)(2)	5,900	238
Q-Med (1)(2)	2,600	12
RehabCare Group (1)	2,900	46
Res-Care (1)	2,900	51
Sierra Health Services (1)	4,700	193
Sunrise Senior Living (1)(2)	3,800	150
Symbion (1)(2)	3,300	65
Triad Hospitals (1)	6,034	315
U.S. Physical Therapy (1)	4,000	56
United Surgical Partners (1)	3,250	100
Universal Health Services	5,347	306
VCA Antech (1)	8,300	301
VistaCare, Class A (1)(2)	2,650	23
Wellcare Health Plans (1)	3,986	340
		8,979
Health Care Technology 0.4%
Allscripts Healthcare (1)(2)	7,000	188
Cerner (1)(2)	5,760	314
Computer Programs and Systems (2)	2,700	72
Dendrite International (1)	3,190	50
Eclipsys (1)(2)	4,200	81
Emdeon (1)(2)	23,181	351
HealthStream (1)(2)	9,900	42
Merge Healthcare (1)(2)	2,200	11
Omnicell (1)	6,320	132
TriZetto Group (1)(2)	3,700	74
WebMD Health (1)	5,700	300
		1,615
Life Sciences Tools & Services 0.8%
Accelrys (1)	4,510	29
Affymetrix (1)(2)	4,940	149
Albany Molecular Research (1)	4,410	43
Bio-Rad Laboratories, Class A (1)	2,300	161
Bioveris (1)(2)	8,280	110
Bruker BioSciences (1)	13,350	140
Caliper Life Sciences (1)(2)	7,450	42
Cambrex	2,610	64
Charles River Laboratories International (1)	4,700	217
Covance (1)	6,312	375
Dionex (1)(2)	1,500	102
Diversa (1)(2)	8,200	64
E Research Technology (1)(2)	5,080	40
Enzo Biochem (1)(2)	2,885	44
Exelixis (1)(2)	10,090	100
Harvard Bioscience (1)(2)	6,200	30
Illumina (1)	6,700	196
Luminex (1)(2)	3,600	49
Nektar Therapeutics (1)(2)	8,400	110
Parexel International (1)(2)	2,790	100
Pharmaceutical Product Development	9,422	317
Strategene (1)	6,900	56
Techne (1)	2,600	148
Third Wave Technologies (1)(2)	10,500	54
Varian (1)	2,500	146
Ventana Medical Systems (1)(2)	2,900	122
		3,008
Pharmaceuticals 0.9%
Abraxis Bioscience (1)(2)	13,550	362
Adams Respiratory Therapeutics (1)	3,000	101
Adolor (1)(2)	5,400	47
Alexza Pharmaceuticals (1)	6,000	77
Alpharma, Class A (2)	4,000	96
Atherogenics (1)(2)	6,400	18
Barrier Therapeutics (1)(2)	5,500	38
Bentley Pharmaceuticals (1)(2)	1,872	15
Bradley Pharmaceuticals (1)(2)	2,700	52
Columbia Laboratories (1)(2)	5,600	8
Endo Pharmaceutical (1)	11,019	324
Inspire Pharmaceuticals (1)(2)	10,750	61
K-V Pharmaceutical, Class A (1)(2)	4,750	117
Medicines Company (1)(2)	5,490	138
Medicis Pharmaceutical, Class A (2)	4,000	123
MGI Pharma (1)(2)	7,940	178
New River Pharmaceuticals (1)(2)	4,200	267
Nitromed (1)	6,400	20
Noven Pharmaceuticals (1)	2,953	69
Pain Therapeutics (1)	7,500	59
Par Pharmaceutical (1)(2)	3,694	93
Penwest Pharmaceuticals (1)(2)	2,300	23
Perrigo (2)	8,265	146
Salix Pharmaceuticals (1)(2)	5,073	64
Santarus (1)(2)	7,000	49
Sciele Pharma (1)(2)	3,610	86
Sepracor (1)(2)	9,149	427
Valeant Pharmaceuticals (2)	7,510	130
ViroPharma (1)	7,100	102
VIVUS (1)	5,000	26
Warner Chilcott (1)(2)	24,200	358
		3,674

Total Health Care		40,415
INDUSTRIALS & BUSINESS SERVICES 10.8%
Aerospace & Defense 1.1%
AAR (1)(2)	3,800	105
Alliant Techsystems (1)(2)	2,100	185
Allied Defense Group (1)(2)	1,400	12
Applied Signal Technology (2)	2,150	38
Argon ST (1)(2)	2,100	56
Armor Holdings (1)(2)	2,750	185
BE Aerospace (1)(2)	6,750	214
Ceradyne (1)(2)	2,300	126
Cubic Corp	2,900	63
Curtiss-Wright	3,200	123
DRS Technologies (2)	3,385	177
Ducommun (1)	1,700	44
EDO (2)	1,710	45
Esterline Technologies (1)(2)	1,690	69
GenCorp (1)(2)	3,910	54
HEICO, Class A	3,020	95
Hexcel (1)(2)	8,700	173
Innovative Solutions and Support (1)(2)	3,100	78
Ionatron (1)(2)	7,300	34
Ladish Company (1)(2)	2,100	79
Moog, Class A (1)(2)	3,130	130
MTC Technologies (1)(2)	2,300	48
Orbital Sciences (1)	4,870	91
Precision Castparts	13,808	1,437
Spirit Aerosystems Holdings, Class A (1)	9,900	315
Sypris Solutions	3,600	23
Taser International (1)(2)	11,160	90
Teledyne Technologies (1)	2,400	90
Triumph Group	1,450	80
United Industrial (2)	1,300	72
		4,331
Air Freight & Logistics 0.5%
EGL (1)(2)	4,930	195
Expeditors International of Washington (2)	22,100	913
Forward Air	3,185	105
Hub Group, Class A (1)	5,400	157
Pacer International (2)	4,280	115
Park Ohio Holdings (1)	2,800	52
UTi Worldwide (2)	9,600	236
		1,773
Airlines 0.6%
AirTran (1)(2)	8,930	92
Alaska Air Group (1)(2)	3,450	131
AMR (1)(2)	20,810	634
Continental Airlines, Class B (1)(2)	8,740	318
ExpressJet Holdings (1)(2)	4,360	25
Frontier Airlines Holdings (1)(2)	3,200	19
JetBlue Airways (1)(2)	6,762	78
Mesa Air Group (1)(2)	4,321	33
Pinnacle Airlines (1)(2)	4,600	79
SkyWest (2)	5,130	138
UAL (1)(2)	9,300	355
US Airways Group (1)(2)	8,356	380
		2,282
Building Products 0.4%
AAON (2)	1,782	47
Advanced Environmental Recycling Technol, Class A (1)	4,000	6
American Woodmark (2)	2,480	91
Ameron International	1,200	79
Apogee Enterprises (2)	3,700	74
Goodman Global (1)(2)	7,100	125
Griffon (1)(2)	2,100	52
Lennox International	5,290	189
NCI Building Systems (1)	1,350	64
Owens Corning (1)	8,600	274
Simpson Manufacturing (2)	3,200	99
Trex (1)(2)	2,200	47
Universal Forest Products (2)	1,290	64
USG (1)(2)	8,550	399
		1,610
Commercial Services & Supplies 2.6%
A. T. Cross (1)	4,800	42
ABM Industries	4,150	110
Acco Brands (1)(2)	3,700	89
Adesa	6,448	178
Administaff (2)	2,650	93
Advisory Board (1)(2)	2,240	113
Angelica	2,000	55
Bowne (2)	3,450	54
Brady, Class A (2)	3,900	122
Brinks Company	4,049	257
Casella Waste Systems, Class A (1)	3,275	32
CBIZ (1)(2)	6,650	47
CDI (2)	1,900	55
Central Parking (2)	3,460	77
Cenveo (1)(2)	5,600	136
ChoicePoint (1)	5,757	215
Clean Harbor (1)	2,900	131
Consolidated Graphics (1)	1,300	96
Copart (1)	7,000	196
Cornell Companies (1)(2)	2,200	44
Corporate Executive Board (2)	3,200	243
Corrections Corp of America (1)	6,100	322
CoStar Group (1)	1,940	87
Covanta Holding (1)(2)	14,704	326
CRA International (1)(2)	1,550	81
Deluxe	5,828	195
Diamond Mgt & Technology Consultants	5,050	59
Dun & Bradstreet	5,300	483
Ecology and Environment, Class A	4,100	49
Ennis Business Forms	4,757	127
First Consulting Group (1)	5,500	50
FTI Consulting (1)(2)	3,495	117
G & K Services, Class A	1,570	57
GEO (1)(2)	3,150	143
Heidrick & Struggles International (1)	1,758	85
Herman Miller (2)	4,150	139
HNI Corporation (2)	3,580	164
ICT Group (1)(2)	2,600	46
IHS (1)(2)	1,000	41
IKON Office Solutions	12,670	182
Innerworkings (1)	8,800	104
Interface, Class A	3,800	61
John H. Harland	2,430	125
Kelly Services, Class A	2,432	78
Kforce (1)(2)	4,056	56
Knoll	3,300	79
Korn/Ferry (1)	4,400	101
Labor Ready (1)	4,400	84
Layne Christensen (1)(2)	2,300	84
Learning Tree International (1)(2)	2,050	23
LECG (1)(2)	2,250	33
Manpower (2)	6,876	507
McGrath RentCorp (2)	3,000	95
Mine Safety Appliances (2)	3,200	135
Mobile Mini (1)(2)	3,400	91
Multi-Color	2,275	80
Navigant Consulting (1)(2)	3,900	77
On Assignment (1)	3,750	47
PHH (1)	4,279	131
Pike Electric (1)	3,200	58
Republic Services	17,475	486
Resources Global Professionals (1)	4,200	134
Rollins (2)	5,475	126
Saic (1)	6,500	113
School Specialty (1)(2)	1,426	52
Sirva (1)(2)	5,300	19
Spherion (1)(2)	6,580	58
Standard Register (2)	6,100	77
Steelcase, Class A	10,459	208
Stericycle (1)(2)	4,350	355
Synagro Technologies	18,500	105
Taleo, Class A (1)(2)	2,100	35
TeleTech Holdings (1)	6,990	256
Tetra Tech (1)	4,550	87
TRC (1)(2)	3,100	31
TRM Copy Centers (1)(2)	3,500	10
United Stationers (1)	1,873	112
Utek (2)	1,500	20
Viad	2,277	88
Volt Information Sciences (1)(2)	3,950	103
Waste Connections (1)(2)	5,025	150
Watson Wyatt	3,550	173
		9,985
Construction & Engineering 0.6%
EMCOR Group (1)(2)	2,280	134
Foster Wheeler (1)	6,300	368
Granite Construction	3,800	210
Insituform Technologies (1)(2)	3,350	70
Jacobs Engineering Group (1)	9,838	459
KBR (1)(2)	14,200	289
Michael Baker (1)	1,600	39
Quanta Services (1)(2)	12,250	309
Shaw Group (1)	7,050	220
Sterling Construction (1)(2)	3,900	74
URS Corporation (1)	3,700	158
Xanser (1)	8,700	48
		2,378
Electrical Equipment 0.8%
Acuity Brands (2)	4,750	259
American Superconductor (1)(2)	7,300	98
AMETEK	6,900	238
Baldor Electric	3,040	115
Belden CDT (2)	4,163	223
BTU International (1)(2)	2,400	24
C&D Technologies (2)	3,200	16
Capstone Turbine (1)(2)	12,800	14
Chase	2,100	68
Encore Wire (2)	2,475	63
Energy Conversion Devices (1)(2)	2,800	98
Franklin Electric	2,200	102
Fuelcell Energy (1)(2)	5,350	42
General Cable (1)	4,900	262
Genlyte Group (1)	2,700	190
GrafTech International (1)	11,850	108
Hubbell, Class B (2)	4,733	228
II-VI (1)(2)	3,300	112
LSI Industries	7,325	123
Medis Technologies (1)(2)	4,000	68
Plug Power (1)(2)	9,700	31
Powell Industries (1)	2,700	86
Regal-Beloit (2)	2,400	111
Smith AO	2,260	86
Thomas & Betts (1)	4,176	204
Ultralife Batteries (1)(2)	2,100	23
valence Technology (1)(2)	7,088	8
Vicor (2)	5,800	58
Woodward Governor	3,500	144
		3,202
Industrial Conglomerates 0.4%
Carlisle Companies	4,020	173
McDermott International (1)	10,175	498
Roper Industries (2)	6,826	375
Sequa, Class A (1)(2)	1,000	120
Teleflex	2,530	172
Tredegar	5,800	132
Walter Industries (2)	3,900	96
		1,566
Machinery 2.1%
3-D Systems (1)(2)	10,200	223
A.S.V. (1)(2)	2,500	38
Accuride (1)	7,000	102
Actuant, Class A	2,110	107
AGCO (1)(2)	9,250	342
Albany International (2)	2,003	72
American Science Engineering (1)(2)	1,000	53
Astec Industries (1)	2,100	84
Barnes Group (2)	6,200	143
Blount International (1)	6,577	82
Briggs & Stratton (2)	3,500	108
Bucyrus International, Class A	2,799	144
Cascade	850	51
CLARCOR	3,340	106
Columbus McKinnon (1)	1,900	42
Commercial Vehicle Group (1)	2,800	58
Crane	4,641	188
Donaldson (2)	5,371	194
EnPro Industries (1)(2)	1,850	67
ESCO Technologies (1)	1,740	78
Federal Signal (2)	3,900	60
Flowserve	4,160	238
Freightcar America (2)	1,300	63
Gardner Denver Machinery (1)	4,100	143
Graco	5,075	199
Graham	1,200	20
Greenbrier Companies (2)	2,000	53
Harsco	7,260	326
Hurco Companies (1)	1,600	69
IDEX	3,470	177
Joy Global	9,987	428
Kaydon	1,970	84
Kennametal	2,300	155
Lincoln Electric Holdings	3,890	232
Lindsay (2)	1,250	40
Manitowoc	6,060	385
Met-Pro	3,977	58
Middleby (1)	1,100	145
Mueller Industries (2)	3,600	108
Mueller Water Products	10,400	144
Mueller Water Products, Class B (2)	6,443	86
NACCO Industries	500	69
Nordson	2,410	112
Oshkosh Truck	5,700	302
Pentair	6,660	207
RBC Bearings (1)	3,800	127
Robbins & Myers	2,300	86
SPX	5,005	351
Tecumseh Products, Class A (1)(2)	2,670	27
Tennant	1,400	44
Timken	6,600	200
Titan International	2,400	61
Toro (2)	2,880	148
Trinity Industries (2)	6,079	255
Turbochef Technologies (1)(2)	5,099	78
Twin Disc	1,800	77
Valmont Industries	3,200	185
Wabash National (2)	2,290	35
Wabtec	3,930	135
Watts Industries, Class A (2)	2,950	112
		8,106
Marine 0.1%
Alexander & Baldwin (2)	3,350	169
Kirby Corporation (1)	5,800	203
Overseas Shipholding Group	3,640	228
		600
Road & Rail 1.0%
Amerco (1)(2)	1,800	126
Arkansas Best (2)	2,310	82
Con-Way	4,200	209
Dollar Thrifty Auto Group (1)(2)	1,740	89
Florida East Coast Industries (2)	3,250	204
Genesee & Wyoming, Class A (1)(2)	3,718	99
Heartland Express (2)	10,123	161
Hertz Global Holdings (1)	26,500	628
J.B. Hunt Transport Services	14,352	377
Kansas City Southern Industries (1)(2)	6,900	245
Knight Transportation (2)	9,292	166
Laidlaw International	7,275	252
Landstar Systems	6,200	284
Old Dominion Freight Line (1)(2)	5,012	144
Patriot Transportation Holdings (1)(2)	700	63
Quality Distribution (1)(2)	4,700	41
Saia (1)	2,000	47
Swift Transportation (1)	8,417	262
U.S. Xpress Enterprises (1)(2)	1,800	31
USA Truck (1)(2)	1,300	20
Werner Enterprises (2)	7,253	132
YRC Worldwide (1)(2)	5,230	210
		3,872
Trading Companies & Distributors 0.6%
Applied Industrial Technologies	2,962	73
Beacon Roofing Supply (1)(2)	4,500	73
Electro Rent (1)(2)	2,100	30
Fastenal (2)	11,600	407
GATX (2)	4,650	222
H&E Equipment Services (1)(2)	3,600	77
Interline Brands (1)(2)	2,900	64
Kaman, Class A	2,161	50
Lawson Products	900	34
MSC Industrial Direct	5,800	271
NuCo2 (1)(2)	1,800	45
Transdigm Group (1)	4,000	145
UAP Holding	4,900	127
United Rentals (1)(2)	5,850	161
Watsco (2)	2,000	102
WESCO International (1)	4,451	279
Williams Scotsman (1)(2)	4,200	83
		2,243
Transportation Infrastructure 0.0%
Macquarie Infrastructure Company Trust (2)	4,600	181
		181

Total Industrials & Business Services		42,129
INFORMATION TECHNOLOGY 12.9%
Communications Equipment 1.3%
3 Com (1)(2)	29,180	114
ADTRAN (2)	5,073	123
Anaren (1)	2,100	37
Andrew (1)(2)	11,400	121
Arris Group (1)(2)	10,150	143
Avocent (1)	4,400	119
Aware (1)	5,893	36
Black Box	670	24
Blue Coat Systems (1)(2)	3,220	118
C-COR.net (1)(2)	7,700	107
Carrier Access (1)(2)	9,600	49
Commscope (1)(2)	4,600	197
Comtech Telecommunications (1)	2,560	99
Comverse Technology (1)	11,000	235
Digi International (1)(2)	5,260	67
Ditech Networks (1)	3,950	32
Dycom Industries (1)(2)	2,863	75
EMS Technologies (1)(2)	1,700	33
Endwave Corporation (1)	4,600	55
Extreme Networks (1)	10,950	46
F5 Networks (1)(2)	3,650	243
Finisar (1)(2)	22,180	78
Foundry Networks (1)(2)	12,510	170
Harmonic (1)(2)	9,954	98
Harris (2)	10,338	527
Harris Stratex Networks, Class A (1)(2)	4,126	79
Inter-Tel (2)	2,870	68
InterDigital Communication (1)(2)	4,960	157
IXIA (1)(2)	5,000	46
KVH Industries (1)	2,400	22
Mastec (1)(2)	8,650	95
MRV Communications (1)(2)	11,520	41
Oplink Communications (1)(2)	2,678	48
Optical Cable, Warrants, 10/24/07 (1)	212	-
Packeteer (1)	4,950	61
PC-Tel (1)	2,300	23
Performance Technologies (1)	2,900	14
Plantronics (2)	3,250	77
Polycom (1)	7,550	252
Powerwave Technologies (1)(2)	11,186	64
Riverbed Technology (1)(2)	5,600	155
SafeNet (1)	4,056	115
SeaChange International (1)(2)	4,150	34
Sirenza Microdevices (1)(2)	8,550	74
Sonus Networks (1)(2)	28,951	234
Sycamore Networks (1)(2)	19,500	73
Symmetricom (1)(2)	4,200	35
Tekelec (1)(2)	8,730	130
Telkonet (1)(2)	7,100	19
Tollgrade Communications (1)	1,650	21
Tut Systems (1)(2)	6,429	7
UTStarcom (1)(2)	10,200	85
ViaSat (1)	3,200	105
Vyyo (1)(2)	4,000	33
Zhone Technologies (1)(2)	8,737	11
		5,124
Computers & Peripherals 1.0%
Adaptec (1)(2)	8,850	34
Avid Technology (1)(2)	3,226	112
Brocade Communications Systems (1)(2)	38,839	370
Cray (1)	6,477	89
Datalink (1)	6,400	50
Diebold	5,090	243
Electronics for Imaging (1)(2)	3,700	87
Emulex (1)(2)	5,840	107
Gateway (1)(2)	37,800	83
Hutchinson Technology (1)	1,720	40
Hypercom (1)(2)	5,320	32
Imation	2,030	82
Immersion (1)	8,400	76
Intermec (1)(2)	5,110	114
Iomega (1)(2)	9,160	34
Komag (1)(2)	3,050	100
LaserCard (1)(2)	2,650	31
Mobility Electronics (1)(2)	2,900	9
Novatel (1)	4,350	70
Overland Storage (1)	3,132	13
Palm (1)(2)	7,840	142
Presstek (1)(2)	6,222	38
Quantum DLT & Storage Systems Group (1)(2)	13,140	35
Rackable Systems (1)(2)	6,200	105
Rimage (1)	1,800	47
Seagate Technology (2)	48,631	1,133
Stec (1)(2)	8,600	61
Synaptics (1)	3,650	93
Video Display (1)	2,280	18
Western Digital (1)	17,421	293
		3,741
Electronic Equipment & Instruments 1.8%
Aeroflex (1)(2)	8,350	110
Agilysys	2,552	57
Amphenol, Class A	6,936	448
Anixter International (1)	2,600	171
Arrow Electronics (1)	8,375	316
Avnet (1)(2)	11,550	417
AVX	12,852	195
Benchmark Electronics (1)	4,200	87
Brightpoint (2)	5,879	67
CalAmp (1)(2)	6,500	56
CDW	6,090	374
Checkpoint Systems (1)	3,060	72
Cogent (1)(2)	10,736	144
Coherent (1)(2)	1,850	59
Color Kinetics (1)(2)	4,800	93
CTS (2)	3,450	48
Daktronics (2)	5,800	159
Dolby Laboratories, Class A (1)	4,340	150
DTS (1)(2)	2,800	68
Echelon (1)(2)	6,300	66
Electro Scientific Industries (1)(2)	2,200	42
Excel Technology (1)	1,100	30
FLIR Systems (1)(2)	5,800	207
Gerber Scientific (1)	4,100	44
Global Imaging Systems (1)	4,700	92
I D Systems (1)(2)	1,300	16
Ingram Micro, Class A (1)	11,662	225
Insight Enterprises (1)	3,650	66
Itron (1)(2)	2,200	143
Keithley Instruments	2,900	44
KEMET (1)(2)	7,800	60
L-1 Identity Solutions (1)(2)	5,929	98
LeCroy (1)	1,700	14
Littelfuse (1)(2)	2,640	107
Lo-Jack (1)	1,900	36
Maxwell Technologies (1)(2)	3,100	39
Mercury Computer Systems (1)(2)	2,700	38
Merix (1)(2)	3,200	26
Methode Electronics (2)	4,050	60
Mettler-Toledo International (1)	2,900	260
MTS Systems	2,250	87
National Instruments	6,050	159
Newport (1)	4,050	66
Nu Horizons Electronics (1)(2)	4,200	44
OSI Systems (1)(2)	2,038	54
OYO Geospace (1)(2)	1,400	99
Park Electrochemical (2)	1,800	49
Paxar (1)	3,760	108
PC Connection (1)(2)	5,800	83
Photon Dynamics (1)	2,450	31
Planar Systems (1)(2)	3,700	32
Plexus (1)(2)	1,760	30
RadiSys (1)(2)	2,000	33
Research Frontiers (1)(2)	5,400	52
Rogers (1)	1,450	64
Scansource (1)(2)	2,200	59
Sigmatron International (1)	800	7
Sunpower (1)(2)	6,100	278
Tech Data (1)	4,080	146
Technitrol	3,450	90
Trimble Navigation (1)(2)	10,512	282
TTM Technologies (1)(2)	3,950	38
Vishay Intertechnology (1)	13,378	187
Wireless Xcessories (1)(2)	4,500	13
X-Rite (2)	7,400	96
Zygo (1)	2,220	36
		7,027
Internet Software & Services 1.3%
24/7 Media (1)(2)	11,720	94
Akamai Technologies (1)	13,878	693
aQuantive (1)	9,000	251
Ariba (1)(2)	12,215	115
Autobytel (1)(2)	15,960	57
Chordiant Software (1)	7,208	75
CMGI (1)(2)	29,918	63
CNET Networks (1)(2)	19,691	172
Digital River (1)(2)	4,550	251
Earthlink (1)	10,640	78
Entrust Technologies (1)	5,600	23
Equinix (1)(2)	3,260	279
InfoSpace.com (1)	4,350	112
Interwoven (1)	8,066	136
J2 Global Communications (1)(2)	7,300	202
Jupitermedia (1)	4,000	26
Keynote Systems (1)	2,673	36
Marchex, Class B (2)	4,400	67
NetRatings (1)(2)	6,500	135
Omniture (1)(2)	8,500	155
Openwave Systems (1)(2)	6,767	55
RealNetworks (1)(2)	22,100	174
S1 (1)	7,400	44
Saba Software (1)(2)	14,287	94
SAVVIS (1)(2)	5,373	257
Sonicwall (1)	12,700	106
Support.com (1)	10,200	58
The Knot (1)(2)	2,300	50
Travelzoo (1)(2)	4,100	151
Tumbleweed Communications (1)	5,900	18
United Online (2)	10,675	150
ValueClick (1)(2)	10,491	274
Vignette (1)	2,039	38
Vistaprint (1)(2)	5,300	203
Webex Communications (1)	5,943	338
webMethods (1)	4,308	31
Websense (1)(2)	4,100	94
WebSideStory (1)(2)	6,600	85
		5,240
IT Services 2.7%
Accenture, Class A	67,400	2,598
Acxiom	6,600	141
Alliance Data Systems (1)	7,000	431
AnswerThink (1)(2)	4,700	15
BearingPoint (1)(2)	18,992	145
Bisys Group (1)	9,400	108
CACI International, Class A (1)	2,200	103
Ceridian (1)	10,650	371
Checkfree (1)(2)	9,078	337
CIBER (1)(2)	5,440	43
Computer Horizons (1)	5,500	4
CSG Systems International (1)(2)	3,500	88
DST Systems (1)	5,063	381
Edgewater Technology (1)(2)	3,967	34
EFunds (1)(2)	3,513	94
Electronic Clearing House (1)	3,200	37
Euronet Worldwide (1)(2)	3,650	98
Forrester Research (1)	2,300	65
Gartner Group (1)(2)	11,050	265
Gevity HR (2)	3,860	76
Global Cash Access (1)(2)	6,400	107
Global Payments	6,112	208
Heartland Payment Systems (2)	5,100	121
Hewitt Associates, Class A (1)	7,190	210
Igate Capital (1)	8,000	66
Inforte (1)	9,800	34
InfoUSA (2)	6,900	66
Integral Systems (2)	2,500	60
Iron Mountain (1)(2)	14,477	378
Isilon Systems (1)(2)	7,200	116
Keane (1)	4,430	60
Lightbridge (1)	3,538	62
Man Tech, Class A (1)	3,000	100
Mastercard, Class A (2)	10,800	1,147
Maximus	1,700	59
Moneygram International	6,809	189
MPS Group (1)	7,340	104
Perot Systems, Class A (1)(2)	8,370	150
RightNow Technologies (1)(2)	3,700	61
Safeguard Scientifics (1)(2)	9,900	29
Sapient (1)(2)	12,250	84
SRA International, Class A (1)(2)	4,160	101
Startek (2)	3,200	31
Sykes Enterprises (1)	4,200	77
Syntel	4,210	146
TALX Corporation (2)	3,015	100
TNS (1)	2,100	34
Total System Services (2)	17,966	572
Verifone Holdings (1)(2)	7,800	287
Wright Express (1)	4,000	121
		10,314
Office Electronics 0.0%
Zebra Technologies (1)(2)	4,525	175
		175
Semiconductor & Semiconductor Equipment 2.6%
Actel (1)	4,750	78
Advanced Energy Industries (1)	7,650	161
Aehr Test Systems (1)	5,500	34
Agere Systems (1)	16,437	372
AMIS Holdings (1)	7,400	81
Amkor Technology (1)	19,020	237
Amtech Systems (1)	1,600	12
ANADIGICS (1)(2)	8,095	96
Asyst Technology (1)(2)	7,950	56
Atheros Communications (1)	7,450	178
Atmel (1)	47,290	238
ATMI (1)(2)	3,050	93
Axcelis Technologies (1)(2)	10,530	80
Brooks-Pri Automation (1)(2)	7,716	132
Cabot Microelectronics (1)(2)	2,182	73
Centillium Communications (1)	4,400	8
Cirrus Logic (1)	10,840	83
Cognex (2)	2,950	64
Cohu (2)	2,200	41
Conexant Systems (1)(2)	33,447	55
Credence Systems (1)(2)	8,300	28
Cree (1)(2)	5,530	91
Cymer (1)	2,800	116
Cypress Semiconductor (1)	11,550	214
DSP Group (1)	2,790	53
EMCORE (1)(2)	9,500	48
Entegris (1)(2)	11,277	121
Exar (1)(2)	4,850	64
Fairchild Semiconductor, Class A (1)	9,210	154
FEI (1)(2)	3,450	124
Formfactor (1)(2)	4,500	201
FSI International (1)(2)	8,200	37
Genesis Microchip (1)	3,100	29
Hi/fn (1)(2)	7,709	47
Hittite Microwave (1)(2)	3,300	133
Integrated Device Technology (1)	17,659	272
Integrated Silicon Solution (1)(2)	7,300	41
International Rectifier (1)	5,720	219
Intersil Holding, Class A	11,776	312
Intevac (1)(2)	3,100	82
IXYS (1)(2)	4,500	46
Kopin (1)(2)	8,100	27
Kulicke & Soffa (1)	5,260	49
Lam Research (1)	11,820	560
Lattice Semiconductor (1)(2)	21,240	124
LTX (1)(2)	8,450	52
Marvell Technology Group (1)	50,200	844
Mattson Technology (1)(2)	7,343	67
Micrel (1)(2)	7,200	79
Microchip Technology (2)	18,671	663
Microsemi (1)(2)	1,900	40
Mindspeed Technologies (1)(2)	8,950	19
MKS Instruments (1)	4,300	110
MoSys (1)(2)	9,600	81
Nanometrics (1)(2)	2,500	17
Omnivision Technologies (1)(2)	4,830	63
ON Semiconductor (1)(2)	33,960	303
PDF Solutions (1)(2)	2,201	25
Pericom Semiconductor (1)	6,100	60
Photronics (1)(2)	4,060	63
Pixelworks (1)(2)	7,330	12
PLX Technology (1)(2)	6,000	58
Rambus (1)(2)	12,330	262
RF Micro Devices (1)(2)	15,030	94
Rudolph Technologies (1)(2)	2,100	37
Semitool (1)(2)	2,600	34
Semtech (1)	5,500	74
Sigma Designs (1)(2)	4,000	105
Sigmatel (1)(2)	8,635	27
Silicon Laboratories (1)	5,050	151
Silicon Storage Technology (1)	10,590	52
Skyworks Solutions (1)(2)	22,916	132
Spansion, Class A (1)(2)	11,800	144
SRS Labs (1)	2,700	38
Tessera Technologies (1)(2)	4,760	189
Transmeta (1)(2)	14,600	8
Trident Microsystems (1)(2)	7,600	152
TriQuint Semiconductor (1)(2)	16,880	84
Ultratech Stepper (1)(2)	4,300	59
Varian Semiconductor Equipment (1)(2)	5,062	270
Veeco (1)(2)	2,329	45
Virage Logic (1)(2)	21,000	153
Zoran (1)	3,887	66
		10,096
Software 2.2%
Activision (1)(2)	23,233	440
Actuate (1)(2)	10,400	54
Advent Software (1)(2)	2,300	80
Agile Software (1)	3,900	27
Ansoft (1)	3,500	111
Ansys (1)(2)	3,020	153
Aspen Technology (1)	7,700	100
AuthentiDate Holding (1)(2)	4,450	6
BEA Systems (1)	33,072	383
Blackbaud (2)	5,800	142
Borland Software (1)(2)	5,710	30
Bottomline Technologies (1)(2)	3,500	38
Cadence Design Systems (1)(2)	20,017	422
CallWave (1)	4,500	13
Captaris (1)	7,600	44
Catapult Communications (1)(2)	5,200	51
Digimarc (1)(2)	5,700	58
Embarcadero (1)	3,900	27
Epicor Software (1)	9,800	136
EPIQ Systems (1)(2)	1,800	37
EPlus (1)	1,500	16
eSpeed, Class A (1)	9,400	89
FactSet Research Systems	4,200	264
Fair Isaac (2)	4,585	177
FalconStor Software (1)	7,800	81
Hyperion Solutions (1)	5,125	266
i2 Technologies (1)(2)	2,536	61
Informatica (1)	7,750	104
Interactive Intelligence (1)(2)	5,453	83
InterVoice (1)(2)	6,600	44
Jack Henry & Associates (2)	6,450	155
JDA Software Group (1)(2)	2,300	35
Kronos (1)(2)	2,500	134
Lawson Software (1)(2)	14,500	117
Macrovision (1)(2)	5,610	141
Magma Design Automation (1)(2)	4,650	56
Manhattan Associates (1)	2,360	65
MapInfo (1)	3,675	74
McAfee (1)	12,292	357
Mentor Graphics (1)(2)	7,780	127
MICROS Systems (1)	3,420	185
MicroStrategy (1)	1,306	165
Midway Games (1)(2)	7,679	48
Napster (1)(2)	5,500	23
NAVTEQ (1)(2)	10,100	348
Nuance Communications (1)(2)	18,111	277
OPNET Technologies (1)	3,000	41
Opsware (1)(2)	11,850	86
Peerless Systems (1)	3,300	7
Pegasystems (2)	5,300	49
Phoenix Technologies (1)	2,100	13
PLATO Learning (1)	6,466	27
Progress Software (1)(2)	3,250	101
Quality Systems (2)	2,400	96
Quest Software (1)	8,670	141
Radiant Systems (1)(2)	3,550	46
Red Hat (1)(2)	15,150	347
Renaissance Learning (2)	2,350	31
Salesforce.com (1)(2)	9,840	421
SCO Group (1)	7,000	6
Secure Computing (1)(2)	5,090	39
Sonic Solutions (1)(2)	3,700	52
SPSS (1)(2)	1,600	58
Sybase (1)	6,122	155
Synopsys (1)	11,386	299
Take-Two Interactive Software (1)(2)	5,645	114
TeleCommunication Systems (1)(2)	5,800	22
THQ (1)(2)	4,162	142
TIBCO Software (1)	7,780	66
Transaction Systems Architects, Class A (1)	2,900	94
Ultimate Software Group (1)(2)	3,500	92
Wind River Systems (1)	6,946	69
Witness Systems (1)	4,300	116
		8,574

Total Information Technology		50,291
MATERIALS 5.0%
Chemicals 2.1%
A. Schulman (2)	4,350	102
Airgas	6,550	276
Albermarle	9,400	389
Altair Nanotechnologies (1)(2)	8,400	26
American Vanguard (2)	4,566	78
Arch Chemicals	3,390	106
Cabot	5,450	260
Calgon Carbon (1)(2)	8,700	72
Celanese, Series A	13,221	408
CF Industries	6,200	239
Chemtura	22,024	241
Cytec Industries	3,560	200
Ferro	6,360	137
FMC	3,000	226
Georgia Gulf (2)	2,250	36
H.B. Fuller	5,040	137
Huntsman	17,463	333
ICO (1)	9,700	60
Lesco (1)	2,100	30
Lubrizol	5,700	294
Lyondell Chemical (2)	21,979	659
MacDermid	2,482	87
Minerals Technologies (2)	1,155	72
Mosaic (1)(2)	36,384	970
Nalco Holding	10,363	248
Nanophase Technologies (1)(2)	6,600	39
NL Industries (2)	8,590	94
Olin	7,490	127
OM Group (1)	3,750	168
OMNOVA Solutions (1)	5,700	31
PolyOne (1)	9,930	61
Rockwood Holdings (1)(2)	6,700	185
RPM (2)	10,000	231
Scotts Miracle Gro	4,800	211
Sensient Technologies	5,080	131
Spartech (2)	4,940	145
Symyx Technologies (1)(2)	3,150	56
Terra Industries (1)(2)	11,660	204
Valhi	7,923	105
Valspar (2)	7,700	214
W. R. Grace (1)(2)	7,800	206
Wellman (2)	4,300	15
Westlake Chemical (2)	5,121	139
		8,048
Construction Materials 0.4%
Eagle Materials	4,270	190
Florida Rock Industries	5,762	388
Headwaters (1)(2)	5,800	127
Martin Marietta Materials	4,000	541
Texas Industries	2,580	195
US Concrete (1)(2)	6,400	50
		1,491
Containers & Packaging 0.6%
AptarGroup	2,380	159
Caraustar (1)(2)	3,850	24
Chesapeake Corp.	1,060	16
Crown Cork & Seal (1)	16,350	400
Graphic Packaging (1)(2)	29,313	139
Greif Brothers	1,650	183
Myers Industries	5,315	99
Owens-Illinois (1)(2)	15,472	399
Packaging Corp. of America	6,055	148
Rock-Tenn, Class A	4,590	153
Silgan Holdings	4,360	223
Smurfit-Stone Container (1)	16,893	190
Sonoco Products	6,287	236
		2,369
Metals & Mining 1.8%
AK Steel (1)	12,384	290
AMCOL International	4,650	138
Carpenter Technology	2,700	326
Century Aluminum (1)	4,143	194
Chaparral Steel	4,960	289
Cleveland-Cliffs (2)	4,500	288
Coeur d'Alene Mines (1)(2)	24,000	99
Commercial Metals (2)	12,300	386
Compass Minerals	4,500	150
Gibraltar Industries (2)	4,225	96
Hecla Mining (1)(2)	14,950	135
Meridian Gold (1)	9,944	254
NN	3,300	41
Northwest Pipe (1)	2,400	96
Quanex (2)	3,740	158
Reliance Steel & Aluminum	7,700	373
Royal Gold (2)	2,350	71
Ryerson Tull (2)	4,100	162
Schnitzer Steel, Class A	3,975	160
Southern Copper (2)	24,700	1,770
Steel Dynamics	9,464	409
Steel Technologies	2,200	65
Stillwater Mining (1)(2)	9,916	126
Synalloy	2,200	61
Titanium Metals (1)(2)	18,784	674
U.S. Gold (1)(2)	7,200	30
Universal Stainless & Alloy Products (1)	1,800	85
Worthington Industries (2)	8,863	182
		7,108
Paper & Forest Products 0.1%
Bowater	3,150	75
Buckeye Technologies (1)(2)	3,800	49
Deltic Timber (2)	900	43
Louisiana Pacific	7,700	155
P. H. Glatfelter	3,000	45
Pope & Talbot (1)(2)	2,700	18
Schweitzer Mauduit	1,330	33
Wausau Paper (2)	3,200	46
		464

Total Materials		19,480
TELECOMMUNICATION SERVICES 2.2%
Diversified Telecommunication Services 0.6%
Alaska Communications Systems Group (2)	7,200	106
Cincinnati Bell (1)	26,468	124
Covad Communications Group (1)(2)	15,262	19
CT Communications (2)	2,800	68
D&E Communications	6,609	88
General Communications, Class A (1)	5,870	82
Global Crossing Ltd. (1)(2)	3,800	105
Hickory Technology	11,400	79
IDT, Class B (2)	8,229	93
Level 3 Communications (1)(2)	145,208	886
Neustar, Class A (1)(2)	5,500	156
North Pittsburgh Systems (2)	2,982	65
NTELOS (1)	5,200	100
Premiere Global Services (1)	6,440	72
Shenandoah Telecomm	1,200	57
SureWest Communications (2)	2,250	56
Time Warner Telecom, Class A (1)	13,310	277
Warwick Valley Telephone	3,600	59
		2,492
Wireless Telecommunication Services 1.6%
American Tower Systems, Class A (1)(2)	46,238	1,801
Centennial Communications (1)(2)	15,090	124
Crown Castle International (1)(2)	27,352	879
Dobson Communications, Class A (1)(2)	21,900	188
Leap Wireless (1)	6,100	403
NII Holdings, Class B (1)(2)	15,934	1,182
Price Communications	3,500	70
Rural Cellular, Class A (1)	5,200	62
SBA Communications (1)	10,300	304
SkyTerra Communications (1)	1,200	10
SunCom Wireless Holdings (1)(2)	11,650	20
Syniverse Holdings (1)(2)	5,202	55
Telephone and Data Systems	9,390	560
U. S. Cellular (1)	6,793	499
Wireless Facilities (1)(2)	6,450	8
		6,165

Total Telecommunication Services		8,657
UTILITIES 4.1%
Electric Utilities 1.2%
ALLETE	2,082	97
Central Vermont Public Service	3,600	104
Cleco	4,100	106
DPL (2)	8,642	269
DQE (2)	9,600	190
El Paso Electric (1)	3,100	82
Empire District Electronics	4,960	123
Great Plains Energy (2)	8,733	283
Hawaiian Electric Industries (2)	9,300	242
IdaCorp	2,610	88
ITC Holdings	4,700	203
Madison Gas and Electric (2)	3,500	124
Northeast Utilities (2)	12,900	423
Otter Tail (2)	4,350	149
Portland General Electric (2)	5,500	160
Potomac Electric Power	17,503	508
Reliant Resources (1)(2)	31,144	633
Sierra Pacific Resources (1)(2)	16,000	278
Unisource Energy	2,450	92
United Illuminating	3,433	119
Unitil	3,300	90
Westar Energy (2)	7,050	194
		4,557
Gas Utilities 1.2%
AGL Resources	8,150	348
Atmos Energy	8,360	261
Cascade Natural Gas (2)	3,500	92
Energen	7,220	367
EnergySouth (2)	2,250	94
Equitable Resources	11,160	539
Laclede Gas (2)	3,810	118
National Fuel Gas Company (2)	8,430	365
New Jersey Resources (2)	2,850	143
Northwest Natural Gas	3,790	173
ONEOK	10,372	467
Piedmont Natural Gas Company (2)	8,100	214
RGC Resources	2,405	68
SEMCO Energy (1)(2)	9,000	69
South Jersey Industries	4,320	164
Southern Union (2)	12,002	365
Southwest Gas	3,880	151
UGI	10,960	293
Washington Gas Light	5,900	189
		4,480
Independent Power Producers & Energy Traders 0.5%
Mirant (1)	26,600	1,076
NRG Energy (1)(2)	10,900	785
Ormat Technologies (2)	3,700	156
		2,017
Multi-Utilities 1.1%
Alliant	9,848	441
Aquila (1)	26,663	112
Avista	4,090	99
Black Hills	4,440	163
CH Energy Group	2,850	139
Energy East	14,850	362
Florida Public Utilities	4,649	58
MDU Resources Group	16,891	485
NSTAR (2)	10,774	378
OGE Energy	9,150	355
PNM Resources	5,419	175
Puget Energy	11,848	304
SCANA	10,840	468
Vectren (2)	8,749	250
Wisconsin Energy	10,670	518
		4,307
Water Utilities 0.1%
Aqua America (2)	9,146	205
BIW	3,400	60
California Water Service Group (2)	3,200	123
Connecticut Water Service (2)	3,450	83
Pennichuck	1,866	43
		514

Total Utilities		15,875

Total Common Stocks (Cost $283,996)		367,868
SHORT-TERM INVESTMENTS 5.1%
Money Market Funds 4.9%
T. Rowe Price Reserve Investment Fund, 5.37% (3)(4)	18,897,805	18,898
		18,898
U.S. Treasury Obligations 0.2%
U.S. Treasury Bills, 4.916%, 6/21/07 (5)	900,000	890
		890
Total Short-Term Investments (Cost $19,788)		19,788
SECURITIES LENDING COLLATERAL 17.4%
Money Market Trust 17.4%
State Street Bank and Trust Company of New Hampshire N.A.,
Securities Lending Quality Trust units, 5.26%	67,775,147	67,775
Total Securities Lending Collateral (Cost $67,775)		67,775
Total Investments in Securities
116.8% of Net Assets (Cost $371,559)		$455,431

†	Denominated in U.S. dollars unless otherwise noted
(1)	Non-income producing
(2)	All or a portion of this security is on loan at March 31, 2007 - see Note 2
(3)	Seven-day yield
(4)	Restricted Security - See Note 4
(5)	All or a portion of this security is pledged to cover margin requirements on futures contracts at March 31, 2007.
REIT	Real Estate Investment Trust

Open Futures Contracts at March 31, 2007 were as follows:
($ 000s)

		Contract	Unrealized
	Expiration	Value	Gain (Loss)
Long, 166 Russel Mini 2000 Index contracts,
$531 par of 4.916% U.S. Treasury Bills
pledged as initial margin	6/07	$13,413	$422
Long, 53 S&P Midcap Mini 400 contracts,
$159 par of 4.916% U.S. Treasury Bills
pledged as initial margin	6/07	4,536	80
Long, 53 S&P Mini 500 Index contracts,
$148 par of 4.916% U.S. Treasury Bills
pledged as initial margin	6/07	3,793	0
Net payments (receipts) of variation
margin to date			(434)
Variation margin receivable (payable)
on open futures contracts			$68

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Extended Equity Market Index Fund
Unaudited	March 31, 2007
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Index Trust, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Extended Equity Market Index Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks to match the performance of the U.S. stocks not included in the Standard & Poor's 500 Stock Index®, as represented by the Dow Jones Wilshire 4500 Completion Index.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices. Debt securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board ("FASB") released the Statement of Financial Accounting Standard No. 157 ("FAS 157"), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund's fiscal year beginning January 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund's net assets or results of operations.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Futures Contracts

The fund may invest in futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values.

Securities Lending

The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled trust managed by the fund's lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At March 31, 2007, the value of loaned securities was $66,164,000; aggregate collateral consisted of $67,775,000 in the money market pooled trust and U.S. government securities valued at $43,000.

NOTE 3 - FEDERAL INCOME TAXES

At March 31, 2007, the cost of investments for federal income tax purposes was $371,559,000. Net unrealized gain aggregated $84,374,000 at period-end, of which $104,628,000 related to appreciated investments and $20,254,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees. During the three months ended March 31, 2007, dividend income from the T. Rowe Price Reserve Investment Funds totaled $218,000, and the value of shares of the T. Rowe Price Reserve Investment Funds held at March 31, 2007, and December 31, 2006, was $18,898,000 and $11,886,000, respectively.

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
Unaudited		March 31, 2007
Portfolio of Investments †
(Cost and value in $000s)	Shares/$ Par	Value

COMMON STOCKS 95.2%

CONSUMER DISCRETIONARY 11.7%
Auto Components 0.3%
American Axle & Manufacturing Holdings (1)	2,300	63
Arvinmeritor (1)	3,100	56
Bandag (1)	1,100	56
Borg-Warner	1,600	121
Cooper Tire	2,500	46
Gentex (1)	5,600	91
Goodyear Tire & Rubber (1)(2)	5,300	165
Johnson Controls	5,000	473
Lear (2)	2,600	95
Modine Manufacturing	2,000	46
Proliance International (1)(2)	6,553	25
Standard Motor Products	4,700	80
TRW (2)	3,100	108
Visteon (1)(2)	6,186	53
		1,478
Automobiles 0.3%
Fleetwood (1)(2)	5,500	44
Ford Motor (1)	50,661	400
GM (1)	15,452	473
Harley-Davidson	7,000	411
Thor Industries (1)	1,800	71
Winnebago (1)	1,400	47
		1,446
Distributors 0.1%
Genuine Parts	4,300	211
Handleman (1)	2,200	15
Infosonics (1)(2)	8,300	30
		256
Diversified Consumer Services 0.3%
Apollo Group, Class A (2)	4,225	185
Bright Horizons Family Solutions (1)(2)	1,600	60
Career Education (2)	2,400	73
Corinthian Colleges (1)(2)	3,600	50
Devry	2,200	65
H&R Block	7,800	164
ITT Educational Services (2)	1,400	114
Laureate (2)	1,468	87
Matthews International, Class A	1,600	65
Regis	1,200	48
Service Corp. International	10,000	119
ServiceMaster	6,700	103
Sotheby's, Class A	2,552	114
Stewart Enterprises, Class A	6,400	52
Strayer Education	500	62
Weight Watchers	2,500	115
		1,476
Hotels, Restaurants & Leisure 2.1%
Applebee's	2,637	65
Bob Evans Farms	2,500	92
Boyd Gaming (1)	2,700	129
Brinker	3,825	125
Carnival	16,300	764
CEC Entertainment (2)	1,300	54
Chipotle Mexican Grill (1)(2)	1,000	62
Choice Hotels International	3,100	110
Cracker Barrel (1)	1,400	65
Darden Restaurants	4,300	177
Gaylord Entertainment (2)	1,500	79
Harrah's Entertainment	4,890	413
Hilton	10,272	369
International Game Technology	8,900	359
International Speedway, Class A	1,600	83
Jack In The Box (2)	1,700	118
Krispy Kreme (1)(2)	4,200	43
Landry's Seafood Restaurant (1)	1,100	33
Las Vegas Sands (2)	9,700	840
Marriott, Class A	11,000	539
McDonald's	31,800	1,433
MGM Mirage (2)	7,900	549
MTR Gaming Group (1)(2)	3,000	39
Multimedia Games (1)(2)	4,000	48
Orient-Express, Class A	2,600	156
OSI Restaurant Partners	1,900	75
Panera Bread, Class A (1)(2)	1,200	71
Papa John's International (1)(2)	2,000	59
PF Chang's China Bistro (1)(2)	1,100	46
Pinnacle Entertainment (2)	1,900	55
Rare Hospitality International (2)	1,900	57
Royal Caribbean Cruises (1)	5,800	245
Ruby Tuesday (1)	2,200	63
Shuffle Master (1)(2)	3,200	58
Six Flags (1)(2)	5,100	31
Sonic (2)	3,400	76
Speedway Motorsports (1)	1,600	62
Starbucks (2)	20,200	633
Starwood Hotels & Resorts Worldwide	6,200	402
Station Casinos	2,000	173
The Cheesecake Factory (1)(2)	2,300	61
Tim Hortons (1)	3,656	111
Triarc, Class B	6,200	107
Vail Resorts (1)(2)	1,800	98
Wendy's (1)	2,700	84
WMS Industries (1)(2)	3,800	149
Wyndham Worldwide (2)	5,330	182
Wynn Resorts (1)	3,100	294
Yum! Brands	7,400	427
		10,363
Household Durables 0.8%
American Greetings, Class A (1)	1,500	35
Black & Decker	2,000	163
Blyth Industries	1,500	32
Cavco Industries (1)(2)	1,940	68
Centex (1)	3,300	138
Champion Enterprises (1)(2)	4,500	39
D. R. Horton	9,460	208
Ethan Allen Interiors (1)	1,400	49
Fortune Brands	3,900	307
Furniture Brands International (1)	2,900	46
Garmin (1)	6,300	341
Harman International	1,700	163
Helen of Troy Limited (1)(2)	1,900	43
Hovnanian Enterprises (1)(2)	2,100	53
Jarden (1)(2)	3,500	134
KB Home (1)	2,500	107
Kimball International, Class B	2,400	46
La-Z-Boy (1)	2,600	32
Leggett & Platt (1)	4,400	100
Lennar, Class A	4,200	177
Levitt, Class A (1)	3,075	29
MDC Holdings (1)	1,145	55
Meritage (1)(2)	1,100	35
Mohawk Industries (1)(2)	1,531	126
Newell Rubbermaid	7,676	239
NVR (1)(2)	180	120
Pulte	6,600	175
Russ Berrie (1)(2)	2,900	41
Ryland Group (1)	1,500	63
Skyline (1)	1,300	44
Snap-On	1,400	67
Standard Pacific	2,500	52
Stanley Furniture (1)	1,200	25
Stanley Works (1)	2,200	122
Toll Brothers (1)(2)	4,300	118
Tupperware Brands (1)	3,100	77
Whirlpool (1)	1,822	155
		3,824
Internet & Catalog Retail 0.3%
Amazon.com (1)(2)	12,100	481
Blue Nile (1)(2)	1,400	57
Expedia (1)(2)	10,824	251
Liberty Media Interactive, Class A (2)	18,600	443
Netflix (1)(2)	2,500	58
Petmedexpress.com (1)(2)	2,500	30
priceline.com (2)	1,850	98
ValueVision International (1)(2)	3,200	40
		1,458
Leisure Equipment & Products 0.2%
Arctic Cat (1)	1,900	37
Brunswick	2,000	64
Callaway Golf (1)	2,800	44
Eastman Kodak (1)	7,500	169
Hasbro	4,000	114
K2 (2)	4,734	57
MarineMax (1)(2)	900	21
Mattel	10,700	295
Nautilus Group (1)	1,475	23
Oakley (1)	2,900	58
Polaris Industries (1)	1,100	53
Pool (1)	2,305	83
		1,018
Media 3.5%
Arbitron (1)	680	32
Belo Corporation, Class A	1,900	35
Cablevision Systems, Class A (2)	8,700	265
Catalina Marketing	1,200	38
CBS, Class B	21,429	655
Citadel Broadcasting (1)	3,100	29
Clear Channel Communications (1)	13,401	470
Clear Channel Outdoor, Class A (1)(2)	2,900	76
Comcast, Class A (2)	83,391	2,164
Cox Radio, Class A (1)(2)	2,200	30
Cumulus Media, Class A (1)(2)	2,306	22
DIRECTV (2)	32,450	749
Discovery Holding, Series A (1)(2)	6,800	130
Disney	54,140	1,864
Dow Jones (1)	2,200	76
DreamWorks Animation, Class A (2)	3,000	92
EchoStar Communications, Class A (2)	11,500	499
Emmis Communications (1)	1,200	10
Entercom Communications (1)	1,200	34
Entravision Communications, Class A (2)	5,600	52
Gannett	5,900	332
Gemstar TV Guide (2)	10,237	43
Getty Images (1)(2)	1,600	78
Gray Communications Systems (1)	6,000	62
Harte-Hanks	1,900	52
Hearst-Argyle Television (1)	1,700	46
Idearc (1)	4,305	151
Interactive Data	2,900	72
Interpublic Group (1)(2)	11,351	140
John Wiley & Sons	1,900	72
Journal Register (1)	2,800	17
Lamar Advertising (1)	2,300	145
Lee Enterprises	1,900	57
Liberty Global (1)(2)	11,307	372
Liberty Media Capital, Class A (2)	3,400	376
Live Nation (2)	3,475	77
Marvel Entertainment (1)(2)	3,300	92
McClatchy (1)	1,916	61
McGraw-Hill	8,800	553
Media General, Class A (1)	700	27
Mediacom Communications (2)	7,200	59
Meredith	1,100	63
New York Times, Class A (1)	3,400	80
News Corp, Class A	81,484	1,884
Nexstar Broadcasting (2)	7,000	67
Omnicom	4,500	461
PRIMEDIA (1)(2)	13,700	36
R.H. Donnelley	2,340	166
Regal Entertainment Group, Class A (1)	5,800	115
Regent Communications (2)	6,500	21
Scholastic (2)	1,100	34
Scripps, Class A	3,800	170
Sirius Satellite Radio (1)(2)	32,400	104
Spanish Broadcasting, Class A (1)(2)	3,000	12
Sun-Times Media Group, Class A (1)	3,900	19
Time Warner	108,320	2,136
TiVo (1)(2)	7,700	49
Tribune (1)	7,422	238
Triple Crown Media (2)	6,330	53
Valassis Communications (2)	1,700	29
Viacom, Class B (2)	18,629	766
Virgin Media (1)	8,850	223
Washington Post, Class B	220	168
Westwood One (1)	2,200	15
WPP Group, ADR	481	37
XM Satellite Radio Holdings, Class A (1)(2)	8,200	106
		17,258
Multiline Retail 1.0%
99 Cents Only Stores (1)(2)	2,900	43
Big Lots (1)(2)	3,700	116
Dillards, Class A (1)	2,200	72
Dollar General	8,450	179
Dollar Tree Stores (2)	2,500	96
Family Dollar Stores	4,500	133
Federated Department Stores (1)	14,166	638
J.C. Penney	6,200	509
Kohl's (2)	8,500	651
Nordstrom	7,000	370
Saks (1)	4,375	91
Sears Holding (2)	4,331	780
Target	22,100	1,310
Tuesday Morning (1)	1,800	27
		5,015
Specialty Retail 2.2%
Abercrombie & Fitch	2,416	183
Advance Auto Parts	2,350	91
American Eagle Outfitters	7,250	217
AnnTaylor Stores (2)	2,300	89
Autonation (2)	6,300	134
AutoZone (2)	1,900	243
Barnes & Noble	1,600	63
Bed Bath & Beyond (2)	7,500	301
Best Buy, Class A	12,450	607
Blockbuster, Class A (1)(2)	6,600	43
Borders Group (1)	2,700	55
CarMax (1)(2)	6,658	163
Charming Shoppes (2)	4,000	52
Chico's (1)(2)	5,200	127
Christopher & Banks (1)	1,700	33
Circuit City	4,800	89
Claire's Stores (1)	2,600	84
Conns (1)(2)	1,000	25
Cost Plus (1)(2)	900	9
Deb Shops (1)	2,100	57
Dick's Sporting Goods (2)	1,800	105
Foot Locker	4,300	101
Franklin Covey (1)(2)	4,800	38
GameStop, Class A (2)	6,370	208
GAP	21,550	371
Genesco (1)(2)	900	37
Group One Automotive (1)	1,600	64
Guitar Center (1)(2)	800	36
Hibbett Sports (1)(2)	2,362	68
Home Depot	53,750	1,975
Hot Topic (2)	2,350	26
Lowes	40,200	1,266
Men's Wearhouse	1,800	85
O'Reilly Automotive (1)(2)	2,900	96
Office Depot (2)	8,400	295
OfficeMax	2,322	122
Pacific Sunwear (2)	2,325	48
Payless Shoesource (1)(2)	2,806	93
Pep Boys (1)	1,700	32
PETsMART	4,100	135
Pier 1 Imports (1)	3,100	21
RadioShack (1)	3,700	100
Rent-A-Center (2)	2,200	62
Ross Stores	4,200	145
Sally Beauty Supply (2)	6,700	62
Select Comfort (1)(2)	2,850	51
Sherwin-Williams	3,600	238
Shoe Pavilion (2)	2,400	15
Staples	18,475	477
Talbots (1)	1,900	45
The Children's Place (2)	1,100	61
The Limited	10,755	280
Tiffany (1)	3,300	150
TJX	12,100	326
Travel Centers of America (1)(2)	2,300	88
Tween Brands (2)	1,657	59
United Retail Group (2)	2,700	32
Urban Outfitters (1)(2)	5,200	138
West Marine (1)(2)	2,300	42
Williams-Sonoma (1)	2,700	96
Zale (2)	1,600	42
Zumiez (1)(2)	1,700	68
		10,464
Textiles, Apparel & Luxury Goods 0.6%
Coach (2)	10,100	506
Columbia Sportswear (1)	1,500	93
Deckers Outdoor (1)(2)	1,300	92
Fossil (1)(2)	2,200	58
Hanesbrands (2)	3,000	88
Iconix Brand Group (1)(2)	4,100	84
Jones Apparel Group	3,500	108
K-Swiss, Class A (1)	2,000	54
Kellwood (1)	1,800	53
Liz Claiborne	2,800	120
Movado Group (1)	2,000	59
Nike, Class B	6,700	712
Orange 21 (1)(2)	7,300	39
Polo Ralph Lauren	3,200	282
Quiksilver (1)(2)	5,400	63
Rocky Brands (1)(2)	2,100	24
Timberland, Class A (2)	2,100	55
Unifi (1)(2)	7,500	22
V. F.	3,600	297
		2,809

Total Consumer Discretionary		56,865
CONSUMER STAPLES 8.2%
Beverages 1.6%
Anheuser-Busch	19,100	964
Brown-Forman, Class B	2,800	184
Coca-Cola	60,400	2,899
Coca-Cola Enterprises	10,900	221
Constellation Brands, Class A (2)	6,000	127
Hansen Natural (1)(2)	3,300	125
Molson Coors Brewing, Class B (1)	2,300	218
Pepsi Bottling Group	6,600	210
PepsiAmericas	4,500	100
PepsiCo	42,370	2,693
		7,741
Food & Staples Retailing 2.2%
BJ's Wholesale Club (2)	2,000	68
Costco Wholesale	11,700	630
CVS/Caremark	40,288	1,375
Great Atlantic & Pacific Tea (1)	2,100	70
Kroger	18,900	534
Longs Drug Stores	1,200	62
Pantry (2)	1,400	63
Performance Food Group (2)	2,100	65
Rite Aid (1)(2)	19,400	112
Ruddick	2,200	66
Safeway	11,300	414
Supervalu	4,499	176
Sysco	15,900	538
Topps (1)	4,300	42
United Natural Foods (1)(2)	2,200	67
Wal-Mart	103,900	4,878
Walgreen	25,700	1,179
Weis Markets (1)	1,500	67
Whole Foods Market (1)	3,400	153
		10,559
Food Products 1.5%
Alico (1)	1,300	75
Archer-Daniels-Midland	17,072	627
Bunge Limited (1)	3,500	288
Campbell Soup	10,500	409
ConAgra	12,308	307
Corn Products International	2,800	100
Dean Foods (2)	3,379	158
Del Monte Foods	6,811	78
Delta Pine & Land (1)	2,100	86
Flowers Foods	2,677	81
Fresh Del Monte Produce (1)	2,100	42
General Mills	9,300	541
Hain Celestial Group (2)	2,100	63
Heinz	8,800	415
Hershey Foods (1)	6,400	350
Hormel Foods	3,900	145
J.M. Smucker	2,416	129
Kellogg	10,600	545
Kraft Foods, Class A (1)	39,200	1,241
Lancaster Colony	1,200	53
Lance	2,000	40
McCormick	4,100	158
Pilgrim's Pride (1)	2,300	76
Sara Lee	20,000	338
Smithfield Foods (1)(2)	2,400	72
Tasty Baking (1)	5,200	45
Tootsie Roll Industries (1)	1,850	55
Treehouse Foods (2)	1,375	42
Tyson Foods, Class A	9,154	178
Wrigley	8,750	446
		7,183
Household Products 1.5%
Clorox	4,400	280
Colgate-Palmolive	13,300	888
Energizer (2)	2,000	171
Kimberly-Clark	11,700	802
Procter & Gamble	83,712	5,287
		7,428
Personal Products 0.2%
Alberto-Culver	2,500	57
Avon	11,300	421
Bare Escentuals (1)(2)	3,200	115
Chattem (1)(2)	1,000	59
Elizabeth Arden (1)(2)	2,300	50
Estee Lauder, Class A (1)	5,500	269
NBTY (2)	2,300	122
Playtex Products (2)	5,400	73
		1,166
Tobacco 1.2%
Alliance One International (2)	6,800	63
Altria Group	55,600	4,882
Reynolds American (1)	7,766	485
Universal Corporation	1,200	73
UST (1)	4,500	261
Vector Group (1)	5,157	96
		5,860

Total Consumer Staples		39,937

ENERGY 8.8%
Energy Equipment & Services 1.8%
Allis-Chalmers Energy (1)(2)	2,200	35
Atwood Oceanics (2)	1,400	82
Baker Hughes	8,100	536
BJ Services	8,200	229
Bristow Group (2)	1,200	44
Cameron International (2)	3,200	201
Carbo Ceramics (1)	1,200	56
Diamond Offshore Drilling (1)	3,300	267
ENSCO International (1)	3,700	201
FMC Technologies (2)	1,987	139
Global Industries (2)	4,700	86
GlobalSantaFe	6,596	407
Grant Prideco (2)	3,500	174
Halliburton	26,600	844
Hanover Compressor (1)(2)	3,100	69
Helmerich & Payne	3,200	97
Input/Output (1)(2)	5,500	76
Nabors Industries (2)	7,360	218
National Oilwell Varco (2)	4,784	372
Newpark Resources (1)(2)	4,300	30
Noble Drilling	3,200	252
Oceaneering International (2)	2,400	101
Parker Drilling (1)(2)	6,800	64
Patterson-UTI Energy	4,600	103
Pride International (2)	4,300	129
Rowan	3,100	101
Schlumberger	31,044	2,145
Smith International (1)	5,000	240
Sulphco (1)(2)	5,600	19
Superior Energy (2)	2,900	100
TETRA Technologies (1)(2)	3,150	78
Tidewater (1)	1,300	76
Todco, Class A (2)	2,400	97
Transocean (2)	8,125	664
Unit (2)	1,700	86
Universal Compression Holdings (2)	1,400	95
W-H Energy Services (2)	1,800	84
Weatherford International (2)	8,800	397
		8,994
Oil, Gas & Consumable Fuels 7.0%
Anadarko Petroleum	11,658	501
Apache	7,986	565
Arch Coal (1)	3,892	119
Arena Resources (1)(2)	2,800	140
Atlas America (1)(2)	2,400	136
Bill Barrett (1)(2)	1,900	62
BP Prudhoe Bay Royalty Trust (1)	2,400	160
Cabot Oil & Gas	1,950	131
Callon Petroleum (1)(2)	3,200	43
Chesapeake Energy (1)	11,908	368
Chevron	60,233	4,455
Cimarex Energy (1)	2,544	94
CNX Gas (1)(2)	5,200	147
ConocoPhillips	44,249	3,024
CONSOL Energy	5,200	204
Cross Timbers Royalty Trust (1)	1,291	54
Crosstex Energy (1)	6,600	190
Denbury Resources (2)	3,600	107
Devon Energy	11,532	798
El Paso Corporation	21,244	307
Encore Acquisition (2)	2,600	63
Energy Partners (1)(2)	2,200	40
EOG Resources	6,200	442
Evergreen Energy (1)(2)	5,100	34
ExxonMobil	159,962	12,069
Fieldpoint Petroleum (1)(2)	7,700	16
Forest Oil (1)(2)	1,700	57
Foundation Coal Holdings	1,900	65
Frontier Oil	5,100	167
General Maritime (1)	2,300	66
GMX Resources (1)(2)	2,000	61
Helix Energy Solutions Group (1)(2)	2,610	97
Hess	7,800	433
Houston Exploration (1)(2)	1,200	65
Hugoton Royalty Trust (1)	2,733	69
Kinder Morgan	5,400	575
Marathon Oil	10,154	1,004
Mariner Energy (2)	3,333	64
Massey (1)	2,300	55
Murphy Oil	5,800	310
Newfield Exploration (2)	3,600	150
Noble Energy	5,200	310
Occidental Petroleum	21,800	1,075
Pacific Ethanol (1)(2)	2,000	34
Peabody Energy	7,100	286
Penn Virginia	1,000	73
Petroleum Development (1)(2)	1,900	102
Pioneer Natural Resources	3,300	142
Plains Exploration & Production (2)	2,900	131
Pogo Producing (1)	1,900	91
Quicksilver Resources (1)(2)	2,750	109
Southwestern Energy (2)	5,100	209
Spectra Energy	24,226	636
Stone Energy (2)	1,200	36
Sunoco	4,200	296
Syntroleum (1)(2)	6,600	21
Tesoro Petroleum	2,600	261
Transmeridian Exploration (1)(2)	11,800	34
Ultra Petroleum (1)(2)	5,100	271
Valero Energy	16,614	1,071
Whiting Petroleum (2)	1,500	59
Williams Companies	17,285	492
World Fuel Services	2,400	111
XTO Energy	10,642	583
		33,940

Total Energy		42,934
FINANCIALS 20.9%
Capital Markets 3.1%
A.G. Edwards	2,500	173
Affiliated Managers Group (1)(2)	1,150	125
Ameriprise Financial	6,400	366
Bank of New York	18,400	746
Bear Stearns	2,927	440
Blackrock (1)	3,500	547
Charles Schwab	35,406	647
Cohen & Steers (1)	2,700	116
E*TRADE Financial (2)	11,500	244
Eaton Vance	3,500	125
Federated Investors, Class B	2,750	101
Franklin Resources	6,900	834
GFI Group (1)(2)	900	61
Goldman Sachs	11,360	2,347
Greenhill (1)	1,300	80
Investment Technology Group (2)	2,300	90
Investors Financial Services	1,800	105
Janus Capital Group (1)	5,400	113
Jefferies Group	3,400	98
Knight Capital Group (2)	5,900	93
LaBranche & Co. (1)(2)	3,900	32
Lazard	2,400	120
Legg Mason	3,250	306
Lehman Brothers	13,768	965
Mellon Financial	10,400	449
Merrill Lynch	23,100	1,887
Morgan Stanley	27,800	2,189
Northern Trust	5,700	343
Nuveen Investments (1)	2,600	123
Piper Jaffray Cos (2)	1,215	75
Raymond James Financial	3,225	96
SEI	2,800	169
State Street	8,600	557
Stifel Financial (1)(2)	2,000	89
TD Ameritrade Holding (1)(2)	17,100	254
Waddell & Reed Financial, Class A	2,951	69
Westwood Holdings Group (1)	3,200	74
		15,248
Commercial Banks 3.8%
1st Source (1)	2,013	53
Amcore Financial	1,200	38
Associated Banc Corp	3,767	127
Bancorp South	2,700	66
Bank of Hawaii	1,600	85
Bank of the Ozarks (1)	2,400	69
BB&T	14,112	579
BOK Financial (1)	1,615	80
Boston Private Financial (1)	1,900	53
Capital Corp of the West (1)	2,300	61
Capitol Bancorp Limited (1)	1,247	46
Chittenden	1,068	32
Citizens Banking (1)	2,979	66
City National	1,100	81
Colonial BancGroup	3,200	79
Comerica	4,000	236
Commerce Bancshares	1,664	80
Community Banks (1)	2,957	71
Community Capital	2,000	40
Compass Bancshares	2,800	193
Cullen/Frost Bankers	1,200	63
CVB Financial (1)	5,239	62
East West Bancorp	2,200	81
Fidelity Southern	4,600	88
Fifth Third Bancorp (1)	13,609	527
First Charter (1)	2,500	54
First Financial Bancorp (1)	2,770	42
First Horizon National (1)	2,800	116
First M & F Corporation	1,800	33
First Merchants (1)	2,630	62
First Midwest Bancorp (1)	1,950	72
First Republic Bank	1,857	100
FirstBank Puerto Rico	4,900	65
FirstMerit (1)	2,000	42
FNB (1)	3,992	67
Frontier Financial (1)	2,300	57
Fulton Financial (1)	3,974	58
German American Bancorp	6,574	87
Greater Bay Bancorp	2,200	59
Hancock Holding	1,300	57
Horizon Financial (1)	2,875	63
Huntington Bancshares (1)	5,366	117
IberiaBank (1)	1,450	81
Integra Bank (1)	2,971	66
International Bancshares (1)	3,466	103
KeyCorp	9,400	352
M & T Bank	2,700	313
Marshall & Ilsley	6,493	301
Metrocorp Bancshares (1)	4,200	89
Mid-State Bancshares (1)	1,700	62
Midwest Banc Holdings (1)	2,700	48
National City (1)	16,488	614
NBT Bancorp (1)	2,900	68
Old National Bancorp (1)	2,112	38
Omega Financial (1)	2,300	66
Oriental Financial Group	4,427	52
Pacific Capital Bancorp	1,710	55
Park National (1)	715	68
Peoples Bancorp (1)	4,345	115
PNC Financial Services Group	8,417	606
Popular	7,000	116
Prosperity Bancshares (1)	2,200	76
Provident Bankshares (1)	1,599	53
Regions Financial	18,356	649
Renasant (1)	2,475	61
S&T Bancorp (1)	1,100	36
Sandy Spring Bancorp (1)	2,000	69
Signature Bank (2)	1,300	42
Sky Financial	3,133	84
South Financial Group	2,465	61
Southwest Bancorp of Oklahoma	4,200	108
Sterling Bancshares	3,725	42
SunTrust	8,870	737
Susquehanna Bancshares	2,000	46
SVB Financial Group (2)	900	44
Synovus Financial (1)	7,700	249
TCF Financial (1)	4,200	111
TD Banknorth	5,967	192
Texas Capital Bancshares (1)(2)	1,700	35
Toronto Dominion Bank (1)	835	50
Trustmark	1,500	42
U.S. Bancorp	44,355	1,551
U.S.B. Holding Company (1)	4,032	92
UCBH Holdings (1)	3,400	63
UMB Financial (1)	996	38
UnionBancal	3,300	209
United Bankshares (1)	1,300	46
Valley National Bancorp (1)	3,094	78
Wachovia	49,347	2,717
Wells Fargo	86,304	2,971
WesBanco (1)	1,700	52
WestAmerica (1)	1,100	53
Whitney Holding	2,125	65
Wilmington Trust	1,500	63
Wintrust Financial (1)	1,050	47
Zions Bancorp	2,901	245
		18,397
Consumer Finance 0.7%
Advance America Cash Advance Centers (1)	3,500	54
American Express	31,000	1,748
AmeriCredit (1)(2)	4,100	94
Capital One Financial	10,527	794
CompuCredit (1)(2)	2,100	66
SLM Corporation	10,900	446
Student Loan	800	149
United PanAm Financial (1)(2)	2,100	26
World Acceptance (1)(2)	1,300	52
		3,429
Diversified Financial Services 4.1%
Bank of America	119,267	6,085
CBOT Holdings, Class A (1)(2)	2,700	490
Chicago Mercantile Exchange Holdings (1)	930	495
CIT Group	5,200	275
Citigroup	132,614	6,808
IntercontinentalExchange (2)	2,000	245
JPMorgan Chase	90,977	4,402
Leucadia National (1)	5,962	175
Moody's	7,500	466
NASDAQ Stock Market (1)(2)	3,300	97
Nymex Holdings (2)	2,400	326
NYSE Euronext (1)(2)	4,100	384
		20,248
Insurance 5.3%
21st Century Insurance Group (1)	4,200	89
ACE Limited	8,300	474
AFLAC	11,700	551
Alfa (1)	4,300	79
Alleghany (1)	314	117
Allied World Assurance Holdings	2,400	103
Allstate	16,700	1,003
Ambac	2,550	220
American Financial Group	3,650	124
American International Group	68,918	4,633
Aon	7,950	302
Arch Capital Group (2)	3,000	205
Arthur J. Gallagher (1)	2,600	74
Aspen Insurance Holdings	4,600	121
Assurant	3,300	177
Axis Capital Holdings	5,000	169
Berkshire Hathaway, Class A (1)(2)	39	4,251
Bristol West Holdings	2,400	53
Brown & Brown	3,800	103
Chubb	9,700	501
Cincinnati Financial	3,969	168
CNA Financial (1)(2)	6,300	271
Commerce Group	2,700	81
Conseco (1)(2)	3,500	60
Delphi Financial, Class A	1,975	79
Erie Indemnity, Class A (1)	1,800	95
Everest Reinsurance Holdings	1,500	144
FBL Financial Group, Class A	1,832	72
Fidelity National Financial, Class A (1)	10,877	261
First American Financial (1)	2,485	126
FPIC Insurance Group (1)(2)	1,300	58
Genworth Financial, Class A	11,100	388
Great American Financial Resources	2,600	64
Hanover Insurance Group	1,400	65
Hartford Financial Services	8,000	765
HCC Insurance Holdings	2,750	85
Hilb Rogal and Hobbs	1,400	69
Horace Mann Educators	1,800	37
Infinity Property & Casualty	1,200	56
Kansas City Life Insurance (1)	1,600	72
LandAmerica Financial Group (1)	900	66
Lincoln National	7,184	487
Loews	18,500	840
Markel (2)	380	184
Marsh & McLennan	14,300	419
MBIA	3,400	223
Mercury General (1)	1,400	74
MetLife	20,000	1,263
Midland (1)	1,500	64
Nationwide Financial Services, Class A	3,600	194
Navigators Group (2)	1,600	80
Odyssey Re Holdings (1)	2,900	114
Ohio Casualty	2,200	66
Old Republic International	5,187	115
OneBeacon Insurance Group, Class A	3,900	97
PartnerRe	1,300	89
Phoenix Companies	5,100	71
Presidential Life	2,600	51
Principal Financial Group	7,100	425
ProAssurance (1)(2)	1,124	57
Progressive Corporation	19,800	432
Protective Life	1,500	66
Prudential Financial	12,000	1,083
Reinsurance Group of America	2,300	133
RenaissanceRe Holdings	2,400	120
RLI	1,300	71
SAFECO	3,300	219
Security Capital Assurance	2,400	68
StanCorp Financial Group	1,600	79
The Travelers Companies	17,823	923
Torchmark	2,600	170
Transatlantic Holdings (1)	2,637	172
United Fire & Casualty (1)	1,300	46
Unitrin	1,800	85
W. R. Berkley	5,237	173
White Mountains Insurance Group (1)	300	170
XL Capital	4,400	308
Zenith National	1,650	78
		25,740
Real Estate Investment Trusts (REITs) 2.2%
Agree Realty, REIT (1)	3,100	106
Alexandria Real Estate, REIT	1,000	100
AMB Property , REIT	2,300	135
AmeriVest Properties, REIT (2)	10,000	-
Annaly Capital Management, REIT	6,500	101
Apartment Investment & Management , Class A, REIT	2,900	167
Archstone-Smith Trust , REIT	5,600	304
Avalonbay Communities , REIT	1,907	248
Boston Properties, REIT	3,200	376
Brandywine Realty Trust, REIT (1)	1,900	63
BRE Properties, Class A, REIT (1)	1,700	107
Camden Property Trust, REIT	1,800	127
CapitalSource, REIT (1)	7,773	195
CBL & Associates Properties, REIT	2,200	99
Cousins Properties, REIT	2,250	74
Crescent Real Estate Equities, REIT (1)	4,000	80
Developers Diversified Realty, REIT	3,600	226
Duke Realty, REIT	3,800	165
EastGroup Properties, REIT	1,600	82
Equity Lifestyle Properties, REIT	1,700	92
Equity Residential, REIT	7,300	352
Essex Property Trust, REIT	600	78
Federal Realty Investment Trust, REIT	1,800	163
FelCor Lodging Trust, REIT	3,748	97
First Industrial Realty, REIT (1)	2,100	95
Friedman, Billings, Ramsey Group, Class A, REIT (1)	8,300	46
General Growth Properties, REIT	5,900	381
Getty Realty, REIT (1)	2,800	80
Health Care Property Investors, REIT	5,900	213
Highwoods Properties, REIT	1,500	59
Home Properties of New York, REIT	1,400	74
Hospital Properties Trust, REIT	2,000	94
Host Hotels & Resorts, REIT	14,083	370
Innkeepers USA, REIT	3,000	49
Kilroy Realty, REIT	1,300	96
Kimco Realty, REIT	6,870	335
Liberty Property Trust, REIT (1)	2,100	102
Longview Fibre, REIT	3,994	98
Macerich Company, REIT	2,500	231
Mack-Cali Realty, REIT	2,100	100
Maguire Properties, REIT	3,000	107
Mid-America Apartment Communities, REIT	1,200	67
Mission West Properties, REIT	8,900	129
Monmouth Real Estate Investment, Class A, REIT	19,182	165
Nationwide Health Properties, REIT	3,800	119
New Plan Excel Realty, REIT (1)	3,200	106
New York Mortgage, REIT	6,700	17
One Liberty Properties, REIT	6,100	139
Parkway Properties, REIT (1)	1,600	84
Pennsylvania, REIT	2,030	90
Plum Creek Timber, REIT	4,944	195
PMC Commercial Trust, REIT	11,391	167
Post Properties, REIT (1)	1,800	82
Potlatch, REIT (1)	1,388	64
ProLogis, REIT	7,191	467
Public Storage, REIT	4,894	463
Rayonier, REIT	2,394	103
Realty Income, REIT	4,400	124
Regency Centers, REIT	1,900	159
Simon Property Group, REIT	6,081	676
SL Green Realty, REIT	1,770	243
Strategic Hotel Capital, REIT	3,300	75
Taubman Centers, REIT	2,200	128
Thornburg Mortgage, REIT (1)	6,500	169
UDR, REIT	3,800	116
Ventas, REIT	3,900	164
Vornado Realty Trust, REIT	3,700	442
Weingarten Realty Investors, REIT (1)	2,875	137
		10,957
Real Estate Management & Development 0.3%
Brookfield Properties	9,800	395
CB Richard Ellis Group, Class A (2)	7,500	256
Consolidated-Tomoka Land (1)	700	53
Forest City Enterprises, Class A (1)	4,000	265
Realogy (1)(2)	6,163	182
St. Joe (1)	2,000	105
Wellsford Real Properties (2)	10,500	82
		1,338
Thrifts & Mortgage Finance 1.4%
Anchor Bancorp Wisconsin (1)	2,300	65
Astoria Financial	3,625	96
BankAtlantic, Class A (1)	2,700	30
Berkshire Hills Bancorp (1)	3,400	114
Brookline Bancorp (1)	4,293	54
Capitol Federal Financial (1)	3,900	147
Corus Bankshares (1)	2,600	44
Countrywide Financial	17,098	575
Doral Financial (1)(2)	5,250	9
Downey Financial (1)	1,200	77
Fannie Mae	25,000	1,365
First Busey (1)	4,250	91
First Niagara Financial	7,005	97
FirstFed Financial (1)(2)	800	46
Flushing Financial (1)	5,650	92
Freddie Mac	17,600	1,047
Fremont General (1)	3,100	22
Hudson City Bancorp	15,209	208
IndyMac Mortgage Holdings (1)	2,400	77
MAF Bancorp	3,011	125
MGIC Investment (1)	2,400	141
Net Bank (1)	7,521	17
New York Community Bancorp (1)	8,953	158
Northwest Bancorp (1)	3,200	87
People's Bank (1)	5,275	234
PMI Group	2,000	90
Radian	2,100	115
Sovereign Bancorp (1)	11,572	294
Triad Guaranty (1)(2)	1,100	46
Washington Federal	2,842	67
Washington Mutual (1)	24,210	978
Webster Financial	2,003	96
		6,704

Total Financials		102,061
HEALTH CARE 10.8%
Biotechnology 1.7%
Alexion Pharmaceutical (1)(2)	1,700	73
Alkermes (2)	3,900	60
Amgen (2)	30,260	1,691
Amylin Pharmaceuticals (1)(2)	3,800	142
Applera - Celera Group (2)	3,300	47
Ariad Pharmaceuticals (1)(2)	7,200	32
Array BioPharma (1)(2)	4,900	62
AVI BioPharma (1)(2)	4,000	11
Biogen Idec (2)	8,710	386
BioMarin Pharmaceutical (2)	6,300	109
Celgene (2)	10,400	546
Cell Genesys (1)(2)	4,700	20
Cephalon (1)(2)	1,600	114
Cubist Pharmaceuticals (2)	2,200	49
CuraGen (1)(2)	5,300	16
CV Therapeutics (1)(2)	2,500	20
Cytrx (1)(2)	6,400	30
Digene (1)(2)	1,600	68
Encysive Pharmaceuticals (1)(2)	13,500	37
Enzon Pharmaceuticals (1)(2)	2,000	16
Genentech (2)	24,800	2,037
Genzyme (2)	6,249	375
Gilead Sciences (2)	11,880	909
Human Genome Sciences (1)(2)	4,600	49
ImClone Systems (1)(2)	2,307	94
ImmunoGen (1)(2)	4,700	22
Immunomedics (1)(2)	6,100	28
Incyte (1)(2)	6,600	43
InterMune (1)(2)	2,500	62
Isis Pharmaceuticals (1)(2)	7,005	65
Lexicon Genetics (1)(2)	5,000	18
Martek Biosciences (2)	1,400	29
Medarex (1)(2)	4,700	61
MedImmune (1)(2)	6,452	235
Millennium Pharmaceuticals (2)	10,085	115
Myriad Genetics (1)(2)	2,500	86
NeoPharm (1)(2)	4,205	7
Neose Technologies (1)(2)	2,700	7
Neurocrine Biosciences (1)(2)	2,500	31
NPS Pharmaceuticals (1)(2)	2,500	8
ONYX Pharmaceuticals (1)(2)	2,900	72
OSI Pharmaceuticals, Rights, 06/12/08 (2)	90	-
OSI Pharmaceuticals (1)(2)	2,250	74
Oxigene (1)(2)	6,400	24
PDL Biopharma (1)(2)	3,600	78
Pharmacopeia Drug Discovery (1)(2)	3,900	22
Progenics Pharmaceuticals (1)(2)	2,300	54
Regeneron Pharmaceuticals (2)	4,200	91
Sangamo BioSciences (1)(2)	6,300	43
Tanox (1)(2)	2,700	51
Theravance (2)	2,900	86
Trimeris (1)(2)	2,600	18
Vertex Pharmaceuticals (2)	3,448	97
		8,520
Health Care Equipment & Supplies 1.8%
Advanced Medical Optics (1)(2)	2,392	89
Align Technology (1)(2)	4,500	71
American Medical Systems (1)(2)	2,900	61
Analogic	800	50
Anika Therapeutics (2)	3,600	44
Arrow International	1,800	58
ArthroCare (1)(2)	1,300	47
Aspect Medical Systems (1)(2)	2,000	31
Bausch & Lomb (1)	1,200	61
Baxter International	17,100	901
Beckman Coulter	1,700	109
Becton, Dickinson	6,100	469
Biomet	6,000	255
Biosite Diagnostics (1)(2)	700	59
Boston Scientific (2)	38,339	557
C R Bard	2,600	207
Cantel Medical (1)(2)	2,400	37
Cerus (1)(2)	4,800	32
Cooper Companies	1,300	63
Cytyc (2)	3,600	123
Dade Behring Holdings	2,200	96
Dentsply International	4,200	138
DJO (2)	1,500	57
Edwards Lifesciences (2)	1,360	69
Exactech (2)	3,800	60
Gen-Probe (2)	1,800	85
Haemonetics (2)	1,300	61
Healthtronics (2)	4,300	23
Hologic (2)	1,900	109
Hospira (2)	3,590	147
ICU Medical (1)(2)	1,400	55
IDEXX Laboratories (2)	900	79
Integra LifeSciences (1)(2)	1,400	64
Invacare (1)	1,300	23
Inverness Medical Innovations (1)(2)	1,680	74
Invitrogen (2)	1,200	76
Kinetic Concepts (2)	2,100	106
Lifecore Biomedical (2)	2,300	43
Medical Action Industries (2)	4,650	111
Medtronic	29,520	1,448
NMT Medical (2)	2,700	37
OraSure Technologies (1)(2)	4,500	33
Palomar Medical Technologies (1)(2)	1,400	56
Regeneration Technologies (1)(2)	5,400	39
ResMed (1)(2)	2,100	106
Respironics (2)	2,400	101
Sirona Dental Systems (1)	2,400	83
St. Jude Medical (2)	9,200	346
Steris	2,000	53
Stryker	10,800	716
SurModics (1)(2)	1,200	43
Synergetics USA (1)(2)	7,000	25
Thoratec (1)(2)	3,000	63
Varian Medical Systems (2)	3,600	172
Viasys Healthcare (2)	1,757	60
Vital Signs	800	42
West Pharmaceutical Services (1)	1,400	65
Zimmer Holdings (2)	6,460	552
Zoll Medical (2)	3,400	91
		8,931
Health Care Providers & Services 2.2%
Aetna	15,200	666
AmerisourceBergen	5,132	271
AMN Healthcare Services (2)	1,852	42
AmSurg, Class A (1)(2)	2,500	61
Apria Healthcare (1)(2)	2,100	68
Bioscrip (1)(2)	5,500	17
Birner Dental Management (1)	1,800	44
Brookdale Senior Living (1)	5,400	241
Cardinal Health	10,205	744
CIGNA	3,100	442
Community Health System (2)	2,400	85
CorVel (1)(2)	2,625	79
Coventry Health Care (2)	4,314	242
Cross Country Healthcare (2)	1,700	31
DaVita (2)	3,099	165
Emeritus (1)(2)	2,600	88
Express Scripts (2)	4,000	323
Gentiva Health Services (2)	2,375	48
Health Management	7,300	79
Health Net (2)	2,800	151
Henry Schein (2)	2,300	127
Hooper Holmes (2)	5,300	24
Humana (2)	4,500	261
Laboratory Corporation of America (2)	3,800	276
Landauer (1)	900	45
LifePoint Hospitals (2)	2,547	97
Lincare Holdings (2)	2,800	103
Manor Care	2,500	136
McKesson	7,651	448
Medco (2)	7,846	569
Omnicare (1)	3,100	123
Patterson Companies (2)	3,800	135
PSS World Medical (2)	3,000	63
Psychemedics	2,075	35
Psychiatric Solutions (2)	2,800	113
Q-Med (1)(2)	6,200	28
Quest Diagnostics	5,200	259
Rural/Metro (2)	6,200	47
Sierra Health Services (2)	2,400	99
Sunrise Senior Living (1)(2)	1,800	71
Tenet Healthcare (1)(2)	13,050	84
Triad Hospitals (1)(2)	2,531	132
UnitedHealth Group	35,322	1,871
Universal Health Services	1,500	86
WellPoint (2)	17,204	1,395
		10,514
Health Care Technology 0.1%
Allscripts Healthcare (1)(2)	2,900	78
Cerner (1)(2)	1,900	103
Dendrite International (2)	4,200	66
Eclipsys (1)(2)	2,700	52
Emdeon (1)(2)	7,110	107
IMS Health	6,300	187
Omnicell (2)	2,800	59
		652
Life Sciences Tools & Services 0.4%
Affymetrix (1)(2)	1,800	54
Albany Molecular Research (2)	2,400	24
Applera	5,500	163
Bio-Rad Laboratories, Class A (2)	1,000	70
Bruker BioSciences (2)	7,000	74
Charles River Laboratories International (2)	1,968	91
Covance (2)	2,200	131
Dionex (1)(2)	700	48
Exelixis (1)(2)	5,700	57
Luminex (1)(2)	2,800	38
Millipore (2)	1,300	94
Nektar Therapeutics (1)(2)	3,800	50
PerkinElmer	3,735	90
Pharmaceutical Product Development	3,600	121
Techne (2)	1,100	63
Thermo Fisher Scientific (2)	10,278	480
Varian (2)	1,300	76
Ventana Medical Systems (1)(2)	1,300	54
Waters Corporation (2)	2,800	162
		1,940
Pharmaceuticals 4.6%
Abbott Laboratories	40,300	2,249
Adolor (1)(2)	3,700	32
Allergan	3,815	423
Alpharma, Class A (1)	1,800	43
Atherogenics (2)	3,500	10
Barr Pharmaceuticals (2)	2,601	120
Bristol Myers Squibb	51,400	1,427
Eli Lilly	29,000	1,558
Endo Pharmaceutical (2)	3,800	112
Forest Laboratories (2)	8,500	437
Johnson & Johnson	74,975	4,518
K-V Pharmaceutical, Class A (1)(2)	2,100	52
King Pharmaceuticals (2)	6,789	133
Medicines Company (2)	2,500	63
Medicis Pharmaceutical, Class A (1)	2,000	62
Merck	56,694	2,504
MGI Pharma (2)	3,300	74
Mylan Laboratories (1)	5,575	118
New River Pharmaceuticals (1)(2)	2,100	134
Noven Pharmaceuticals (1)(2)	2,100	49
Par Pharmaceutical (1)(2)	1,300	33
Perrigo	4,100	72
Pfizer	189,105	4,777
Schering-Plough	39,200	1,000
Sciele Pharma (1)(2)	2,200	52
Sepracor (1)(2)	3,300	154
Teva Pharmaceutical, ADR	1,106	41
Valeant Pharmaceuticals (1)	2,500	43
Warner Chilcott (1)(2)	8,600	127
Watson Pharmaceuticals (2)	2,400	63
Wyeth	34,400	1,721
		22,201

Total Health Care		52,758
INDUSTRIALS & BUSINESS SERVICES 10.4%
Aerospace & Defense 2.0%
Alliant Techsystems (1)(2)	1,025	90
BE Aerospace (2)	4,000	127
Boeing	20,300	1,805
Curtiss-Wright (1)	2,000	77
DRS Technologies	1,713	89
Esterline Technologies (2)	900	37
GenCorp (1)(2)	3,300	46
General Dynamics	10,300	787
Goodrich	3,640	188
Hexcel (1)(2)	4,200	83
Honeywell International	20,725	955
L-3 Communication	2,900	254
Ladish Company (1)(2)	1,700	64
Lockheed Martin	11,000	1,067
MTC Technologies (1)(2)	1,700	36
Northrop Grumman	8,802	653
Precision Castparts	3,968	413
Raytheon	11,100	582
Rockwell Collins	4,500	301
Spirit Aerosystems Holdings, Class A (2)	3,300	105
Taser International (1)(2)	8,100	65
Teledyne Technologies (2)	1,500	56
United Industrial (1)	1,300	72
United Technologies	26,004	1,690
		9,642
Air Freight & Logistics 0.7%
C H Robinson Worldwide	5,200	248
EGL (1)(2)	1,750	70
Expeditors International of Washington	6,300	260
Fedex	7,800	838
Forward Air	1,650	54
UPS, Class B	27,900	1,956
UTi Worldwide	5,000	123
		3,549
Airlines 0.2%
AirTran (1)(2)	3,400	35
Alaska Air Group (2)	1,600	61
AMR (1)(2)	6,100	186
Continental Airlines, Class B (1)(2)	3,000	109
JetBlue Airways (1)(2)	6,162	71
SkyWest	2,800	75
Southwest Airlines	21,337	314
UAL (1)(2)	3,100	118
US Airways Group (2)	3,200	145
		1,114
Building Products 0.2%
AAON (1)	2,350	61
American Standard	5,500	292
Ameron International (1)	900	59
Lennox International	2,200	79
Masco	11,200	307
Universal Forest Products	1,000	50
USG (1)(2)	2,600	121
		969
Commercial Services & Supplies 1.0%
Acco Brands (2)	2,169	52
Adesa	2,500	69
Administaff	1,200	42
Advisory Board (2)	900	46
Allied Waste Industries (1)(2)	10,660	134
Avery Dennison	2,600	167
Barrett Business (1)	1,900	44
Brady, Class A	1,800	56
Brinks Company	1,600	102
Central Parking (1)	1,800	40
ChoicePoint (2)	2,066	77
Cintas	4,200	152
Consolidated Graphics (2)	1,300	96
Copart (2)	2,950	83
Corporate Executive Board	1,100	84
Corrections Corp of America (2)	2,134	113
CoStar Group (1)(2)	1,000	45
Deluxe	2,100	70
Diamond Mgt & Technology Consultants (1)	3,400	40
Dun & Bradstreet	1,600	146
Equifax	3,500	128
G & K Services, Class A (1)	900	33
GEO (2)	2,400	109
Herman Miller	2,000	67
HNI Corporation (1)	1,300	60
Hudson Highland Group (1)(2)	1,314	20
ICT Group (1)(2)	2,200	38
IHS (2)	2,400	99
IKON Office Solutions	4,100	59
John H. Harland	1,400	72
Korn/Ferry (1)(2)	2,000	46
Labor Ready (1)(2)	3,000	57
Learning Tree International (1)(2)	1,700	19
Manpower	2,100	155
McGrath RentCorp (1)	1,400	44
PHH (2)	1,187	36
Pitney Bowes	5,300	241
R.R. Donnelley	6,300	230
Republic Services	5,100	142
Robert Half International	4,000	148
Rollins	2,400	55
School Specialty (1)(2)	1,000	36
Spherion (2)	3,200	28
Stericycle (1)(2)	1,500	122
Team (1)(2)	2,300	88
TeleTech Holdings (1)(2)	3,200	117
Tetra Tech (2)	2,025	39
Thomas Group (1)	3,300	39
TRM Copy Centers (1)(2)	4,600	13
United Stationers (2)	700	42
Viad	1,100	42
VSE	1,200	49
Waste Connections (2)	2,550	76
Waste Management	12,960	446
Westaff (1)(2)	3,200	18
		4,671
Construction & Engineering 0.2%
EMCOR Group (2)	1,400	82
Fluor	2,400	215
Foster Wheeler (2)	2,000	117
Granite Construction	1,550	86
Insituform Technologies (1)(2)	2,100	44
Jacobs Engineering Group (2)	3,400	158
KBR (1)(2)	4,800	98
Quanta Services (1)(2)	4,750	120
Shaw Group (2)	3,200	100
		1,020
Electrical Equipment 0.6%
Acuity Brands (1)	1,800	98
American Superconductor (1)(2)	4,900	66
AMETEK	2,700	93
AZZ (2)	1,100	46
Baldor Electric (1)	1,500	57
Belden CDT (1)	1,700	91
C&D Technologies (1)	3,400	17
Cooper Industries, Class A	7,800	351
Emerson Electric	20,500	883
Energy Conversion Devices (1)(2)	1,400	49
Fuelcell Energy (1)(2)	6,000	47
General Cable (2)	2,700	144
Genlyte Group (2)	1,100	78
GrafTech International (2)	8,400	76
Hubbell, Class B	1,600	77
Plug Power (1)(2)	6,900	22
Regal-Beloit (1)	1,600	74
Rockwell Automation	4,300	258
Thomas & Betts (2)	1,700	83
Ultralife Batteries (1)(2)	3,500	38
Unique Mobility (1)(2)	4,400	18
Vicor (1)	1,900	19
Woodward Governor	2,100	87
		2,772
Industrial Conglomerates 2.9%
3M	19,000	1,452
Carlisle Companies	1,800	77
GE	282,306	9,982
McDermott International (2)	4,350	213
Roper Industries	2,100	115
Teleflex	900	61
Textron	3,200	287
Tredegar (1)	3,000	69
Tyco International	52,000	1,641
Walter Industries (1)	2,000	50
		13,947
Machinery 1.7%
3-D Systems (1)(2)	5,300	116
Actuant, Class A (1)	1,340	68
AGCO (1)(2)	3,200	118
American Science Engineering (1)(2)	600	32
Ampco Pittsburgh (1)	2,100	61
Briggs & Stratton (1)	1,000	31
Cascade	500	30
Caterpillar	16,900	1,133
Crane	2,100	85
Cummins Engine	1,400	203
Danaher	7,500	536
Deere	6,000	652
Donaldson	2,600	94
Dover	5,000	244
Dynamic Materials (1)(2)	1,300	42
Eaton	3,500	292
EnPro Industries (1)(2)	1,268	46
ESCO Technologies (1)(2)	1,200	54
Flowserve	2,000	114
Graco	2,187	86
Harsco	2,200	99
Illinois Tool Works	14,500	748
Ingersoll-Rand, Class A	8,200	356
ITT	4,200	253
Joy Global	3,300	141
Kennametal	1,000	68
Lincoln Electric Holdings	1,400	83
Manitowoc	2,400	152
Middleby (1)(2)	700	92
Mueller Water Products, Class B	3,304	44
NACCO Industries	500	69
Nordson	1,600	74
Oshkosh Truck	2,200	117
PACCAR	7,075	519
Pall	3,500	133
Parker Hannifin	2,819	243
Pentair	2,200	68
Robbins & Myers	1,800	67
SPX	1,604	113
Tecumseh Products, Class A (1)(2)	2,100	21
Terex (2)	3,600	258
Timken	3,000	91
Toro	1,400	72
Trinity Industries (1)	1,950	82
Turbochef Technologies (1)(2)	3,600	55
Valmont Industries (1)	2,000	116
Wabtec	2,425	84
Watts Industries, Class A (1)	1,300	49
		8,304
Marine 0.1%
Alexander & Baldwin	1,400	70
International Shipholding (2)	500	9
Kirby Corporation (2)	2,400	84
Overseas Shipholding Group (1)	1,400	88
		251
Road & Rail 0.7%
Avis Budget Group (2)	2,965	81
Burlington Northern Santa Fe	9,200	740
Con-Way	1,500	75
CSX	11,500	461
Dollar Thrifty Auto Group (2)	1,000	51
Florida East Coast Industries (1)	1,200	75
Hertz Global Holdings (2)	9,000	213
J.B. Hunt Transport Services	4,800	126
Kansas City Southern Industries (1)(2)	3,300	117
Knight Transportation (1)	3,150	56
Landstar Systems	2,600	119
Norfolk Southern	10,700	542
Ryder System	1,500	74
Swift Transportation (2)	3,070	96
U.S. Xpress Enterprises (2)	2,600	45
Union Pacific	6,700	680
USA Truck (1)(2)	2,400	37
Werner Enterprises (1)	3,175	58
		3,646
Trading Companies & Distributors 0.1%
Applied Industrial Technologies	2,475	61
Fastenal (1)	3,900	137
GATX (1)	1,700	81
Huttig Building Products (2)	6,044	36
Interline Brands (2)	2,000	44
MSC Industrial Direct	1,600	75
UAP Holding	2,700	70
United Rentals (2)	2,900	80
W. W. Grainger	2,100	162
		746

Total Industrials & Business Services		50,631
INFORMATION TECHNOLOGY 14.3%
Communication Equipment 0.0%
Channell Commercial (2)	5,600	22
		22
Communications Equipment 2.1%
3 Com (2)	8,300	32
ADC Telecommunications (2)	2,321	39
ADTRAN	1,700	41
Anaren (2)	1,600	28
Andrew (2)	3,600	38
Avaya (2)	11,457	135
Avocent (2)	1,936	52
C-COR.net (2)	4,800	67
Carrier Access (1)(2)	6,900	35
Ciena (1)(2)	3,863	108
Cisco Systems (2)	159,168	4,064
Commscope (2)	1,700	73
Comverse Technology (2)	2,500	53
Corning (2)	40,410	919
Ditech Networks (2)	3,600	29
Dycom Industries (2)	1,900	49
EMS Technologies (1)(2)	2,000	39
Extreme Networks (1)(2)	4,900	21
F5 Networks (2)	1,600	107
Finisar (1)(2)	13,400	47
Foundry Networks (2)	4,400	60
Harmonic (2)	6,859	67
Harris	3,200	163
Harris Stratex Networks, Class A (2)	1,125	22
Inter-Tel	2,200	52
InterDigital Communication (1)(2)	1,600	51
IXIA (2)	2,100	20
JDS Uniphase (1)(2)	5,244	80
Juniper Networks (2)	13,150	259
Mastec (1)(2)	4,350	48
Motorola	61,540	1,087
MRV Communications (1)(2)	8,360	30
Optical Cable, Warrants, 10/24/07 (2)	168	-
Packeteer (1)(2)	3,300	41
Plantronics (1)	1,200	28
Polycom (2)	3,900	130
Powerwave Technologies (1)(2)	4,837	28
QUALCOMM	42,100	1,796
SafeNet (1)(2)	2,311	65
SeaChange International (1)(2)	2,900	24
Sirenza Microdevices (1)(2)	6,200	53
Sonus Networks (1)(2)	11,900	96
Sycamore Networks (2)	5,900	22
Tekelec (1)(2)	1,600	24
Tellabs (2)	11,657	115
Terayon Communication Systems (1)(2)	9,900	17
		10,354
Computers & Peripherals 2.8%
Adaptec (2)	6,300	24
Apple (2)	22,500	2,090
Avid Technology (1)(2)	1,500	52
Brocade Communications Systems (2)	17,183	164
Dell (2)	59,300	1,376
Diebold	1,600	76
Dot Hill (1)(2)	5,900	22
Electronics for Imaging (2)	1,900	45
EMC (2)	56,276	779
Emulex (2)	2,200	40
Gateway (1)(2)	9,100	20
Hewlett-Packard	72,018	2,891
IBM	38,990	3,675
Imation	800	32
Intermec (1)(2)	2,400	54
Iomega (2)	5,300	20
LaserCard (1)(2)	2,000	24
Lexmark International (1)(2)	3,000	175
NCR (2)	4,400	210
Network Appliance (2)	10,200	373
Presstek (1)(2)	6,400	39
QLogic (2)	5,422	92
Quantum DLT & Storage Systems Group (1)(2)	8,100	22
Rackable Systems (1)(2)	1,600	27
Rimage (2)	2,200	57
Sandisk (2)	6,000	263
Seagate Technology	15,208	354
Socket Communications (1)(2)	14,700	14
Sun Microsystems (2)	93,500	562
Western Digital (2)	6,300	106
		13,678
Electronic Equipment & Instruments 0.6%
Aeroflex (2)	3,400	45
Agilent Technologies (2)	10,687	360
Amphenol, Class A	2,300	148
Anixter International (1)(2)	900	59
Arrow Electronics (2)	2,600	98
Avnet (2)	3,548	128
AVX	4,100	62
Benchmark Electronics (2)	1,275	26
Brightpoint (1)	2,880	33
CDW	1,900	117
Cherokee International (1)(2)	4,100	23
Cogent (1)(2)	3,100	42
Coherent (2)	1,500	48
Daktronics (1)	2,200	60
Dolby Laboratories, Class A (2)	3,300	114
Electro Scientific Industries (2)	1,300	25
Ingram Micro, Class A (2)	4,100	79
Insight Enterprises (2)	2,050	37
Jabil Circuit (1)	5,000	107
Maxwell Technologies (1)(2)	800	10
Mercury Computer Systems (1)(2)	1,600	22
Merix (1)(2)	3,800	31
Mettler-Toledo International (2)	1,000	90
Molex (1)	4,350	123
Multi Fineline Elecronix (1)(2)	1,600	25
Napco Security Systems (1)(2)	6,315	33
National Instruments	2,500	66
Newport (1)(2)	2,100	34
Nu Horizons Electronics (1)(2)	2,850	30
OYO Geospace (2)	2,100	149
Park Electrochemical	1,600	43
PC Connection (1)(2)	4,450	64
Plexus (2)	1,800	31
Sanmina-SCI (2)	11,412	41
Solectron (1)(2)	21,240	67
Sunpower (1)(2)	2,300	105
Tech Data (2)	1,300	46
Technitrol	2,700	71
Tektronix	2,100	59
Trimble Navigation (2)	3,794	102
TTM Technologies (1)(2)	2,400	23
Vishay Intertechnology (2)	6,120	86
X-Rite (1)	3,300	43
Zygo (1)(2)	1,900	30
		3,035
Internet Software & Services 1.7%
24/7 Media (1)(2)	10,000	80
Akamai Technologies (2)	5,400	270
aQuantive (1)(2)	3,000	84
Ariba (1)(2)	5,038	47
CNET Networks (1)(2)	8,375	73
Earthlink (1)(2)	3,930	29
eBay (2)	37,700	1,250
eCollege.com (2)	2,800	50
Entrust Technologies (1)(2)	5,500	22
Google, Class A (2)	8,270	3,789
IAC/InterActiveCorp (2)	9,324	352
Interwoven (2)	5,489	93
Monster Worldwide (2)	3,300	156
NetRatings (1)(2)	3,200	67
RealNetworks (1)(2)	10,200	80
S1 (2)	6,400	38
Sonicwall (2)	6,200	52
The Knot (1)	2,500	54
Tumbleweed Communications (2)	4,800	15
United Online	6,550	92
VeriSign (2)	7,040	177
Webex Communications (1)(2)	2,300	131
webMethods (1)(2)	4,510	32
Websense (2)	1,800	41
Yahoo! (2)	36,832	1,152
		8,226
IT Services 1.5%
Accenture, Class A	21,800	840
Acxiom	3,000	64
Affiliated Computer Services, Class A (2)	2,900	171
Alliance Data Systems (2)	2,100	129
Analysts International (2)	5,700	11
AnswerThink (1)(2)	5,020	16
Automatic Data Processing (2)	13,700	599
BearingPoint (1)(2)	7,300	56
Bisys Group (2)	3,600	41
Broadridge Financial (2)	3,425	68
CACI International, Class A (1)(2)	700	33
Ceridian (2)	3,600	125
Checkfree (1)(2)	3,000	111
CIBER (2)	4,100	32
Cognizant Technology Solutions (2)	4,300	380
Computer Sciences (2)	4,500	235
Convergys (2)	3,900	99
CSG Systems International (2)	1,900	48
DST Systems (2)	2,100	158
EFunds (1)(2)	1,706	46
Electronic Clearing House (1)(2)	4,300	50
Electronic Data Systems	12,300	340
Fidelity National Information	7,542	343
First Data	18,651	502
Fiserv (2)	4,375	232
Forrester Research (2)	2,100	60
Global Payments	1,760	60
Hewitt Associates, Class A (2)	2,680	78
Igate Capital (1)(2)	7,900	65
Iron Mountain (2)	4,462	117
Keane (1)(2)	2,656	36
Lightbridge (2)	3,278	58
Management Network Group (1)(2)	4,400	8
Mastercard, Class A (1)	3,500	372
Maximus	1,400	48
Moneygram International	2,500	69
MPS Group (2)	3,200	45
Paychex	9,287	352
Perot Systems, Class A (1)(2)	3,400	61
RightNow Technologies (1)(2)	2,400	39
Sabre Holdings, Class A	3,700	121
Sapient (1)(2)	5,500	38
Startek (1)	2,400	24
Sykes Enterprises (2)	2,700	49
Syntel (1)	2,000	69
Total System Services (1)	6,200	198
Unisys (2)	10,000	84
Western Union	20,551	451
		7,231
Office Electronics 0.1%
Xerox (2)	25,500	431
Zebra Technologies (1)(2)	2,150	83
		514
Semiconductor & Semiconductor Equipment 2.3%
Actel (2)	1,500	25
Advanced Energy Industries (2)	3,400	72
Advanced Micro Devices (1)(2)	14,200	185
Agere Systems (2)	4,478	101
Altera (2)	8,000	160
AMIS Holdings (2)	2,500	27
Amkor Technology (1)(2)	8,300	104
Analog Devices	13,500	466
Applied Materials	38,478	705
Applied Micro Circuits (2)	8,642	32
Atheros Communications (1)(2)	2,800	67
Atmel (2)	15,900	80
ATMI (2)	1,500	46
Axcelis Technologies (2)	4,714	36
Broadcom, Class A (2)	13,750	441
Brooks-Pri Automation (2)	2,554	44
Cabot Microelectronics (1)(2)	1,664	56
Cirrus Logic (2)	5,700	44
Cognex (1)	1,300	28
Cohu (1)	1,600	30
Conexant Systems (1)(2)	10,416	17
Cymer (2)	800	33
Cypress Semiconductor (1)(2)	2,800	52
Diodes (1)(2)	2,175	76
DSP Group (2)	900	17
Entegris (2)	6,092	65
Fairchild Semiconductor, Class A (2)	2,600	43
FEI (1)(2)	2,200	79
Integrated Device Technology (2)	4,250	66
Intel	150,090	2,871
International Rectifier (1)(2)	1,900	73
Intersil Holding, Class A	2,796	74
KLA-Tencor (1)	4,200	224
Kopin (1)(2)	6,500	22
Kulicke & Soffa (1)(2)	1,700	16
Lam Research (2)	3,600	170
Lattice Semiconductor (2)	4,800	28
Linear Technology	6,700	212
LSI Logic (1)(2)	9,906	103
LTX (1)(2)	4,700	29
Marvell Technology Group (2)	15,000	252
Mattson Technology (2)	3,600	33
Maxim Integrated Products	7,321	215
MEMC Electronic Materials (2)	6,200	376
Micrel (2)	4,700	52
Microchip Technology	4,864	173
Micron Technology (2)	18,269	221
Microsemi (1)(2)	1,400	29
MIPS Technologies (2)	4,800	43
MKS Instruments (2)	2,213	56
MoSys (1)(2)	3,500	29
Nanometrics (1)(2)	2,500	17
National Semiconductor	6,900	167
Novellus Systems (1)(2)	3,200	102
NVIDIA (2)	9,200	265
Omnivision Technologies (1)(2)	2,600	34
ON Semiconductor (1)(2)	11,200	100
Pericom Semiconductor (2)	3,100	30
QuickLogic (1)(2)	6,700	19
Rambus (1)(2)	3,500	74
RF Micro Devices (1)(2)	5,300	33
Rudolph Technologies (1)(2)	1,600	28
Semitool (1)(2)	2,500	33
Semtech (2)	1,600	22
Silicon Laboratories (2)	1,700	51
Silicon Storage Technology (1)(2)	5,700	28
Skyworks Solutions (1)(2)	6,679	38
Spansion, Class A (1)(2)	2,900	35
Teradyne (2)	4,200	69
Texas Instruments	40,200	1,210
Transmeta (1)(2)	19,300	11
TriQuint Semiconductor (2)	6,290	31
Varian Semiconductor Equipment (2)	1,500	80
Verigy (2)	1,308	31
Virage Logic (1)(2)	8,000	58
Xilinx	7,500	193
Zoran (2)	1,614	27
		11,284
Software 3.2%
Activision (2)	7,154	136
Adobe Systems (2)	14,780	616
Advent Software (1)(2)	1,300	45
Agile Software (1)(2)	3,800	26
Ansoft (2)	3,200	101
Ansys (2)	1,700	86
Aspen Technology (2)	4,300	56
Autodesk (2)	6,600	248
BEA Systems (2)	10,200	118
BMC Software (2)	6,000	185
Borland Software (1)(2)	4,800	25
CA	13,431	348
Cadence Design Systems (2)	7,200	152
Citrix Systems (2)	4,700	151
Compuware (2)	11,000	104
Electronic Arts (2)	7,900	398
Embarcadero (1)(2)	4,300	30
EPlus (2)	3,100	33
eSpeed, Class A (1)(2)	5,300	50
FactSet Research Systems	1,750	110
Fair Isaac	2,072	80
Hyperion Solutions (2)	1,805	94
Informatica (2)	5,200	70
Intuit (2)	9,500	260
Jack Henry & Associates	2,800	67
JDA Software Group (1)(2)	2,700	41
Kronos (1)(2)	1,000	54
Macrovision (2)	2,100	53
Manhattan Associates (2)	1,500	41
MapInfo (1)(2)	2,500	50
McAfee (2)	8,737	254
Mentor Graphics (2)	3,500	57
Microsoft	256,950	7,161
Midway Games (1)(2)	5,439	34
Moldflow (2)	2,200	33
Napster (2)	6,313	26
NAVTEQ (1)(2)	3,900	135
NetScout Systems (1)(2)	5,800	53
Novell (2)	10,034	72
Nuance Communications (1)(2)	8,124	124
OPNET Technologies (2)	3,100	42
Oracle (2)	137,200	2,487
Parametric Technology (2)	3,280	63
Progress Software (1)(2)	1,500	47
Quality Systems (1)	1,600	64
Quest Software (2)	3,800	62
Red Hat (1)(2)	5,600	128
Renaissance Learning (1)	1,700	22
Salesforce.com (1)(2)	2,800	120
Secure Computing (1)(2)	3,600	28
Sybase (2)	2,210	56
Symantec (2)	26,664	461
Synopsys (2)	4,470	117
THQ (2)	1,875	64
Wind River Systems (2)	2,772	28
Witness Systems (2)	2,000	54
		15,620

Total Information Technology		69,964
MATERIALS 3.4%
Chemicals 1.6%
A. Schulman	2,300	54
Air Products and Chemicals	5,300	392
Airgas	2,300	97
Arch Chemicals	1,400	44
Ashland	1,500	98
Cabot	2,000	95
Calgon Carbon (1)(2)	6,100	51
Chemtura	7,645	84
Cytec Industries	1,300	73
Dow Chemical	24,799	1,137
DuPont	23,509	1,162
Eastman Chemical	2,200	139
Ecolab	6,600	284
Ferro	3,200	69
FMC	1,300	98
Georgia Gulf (1)	1,400	23
H.B. Fuller	2,200	60
Hawkins Chemical	4,600	68
Hercules (2)	4,400	86
Huntsman	6,500	124
International Flavors & Fragrances (1)	2,600	123
Lubrizol	2,100	108
Lyondell Chemical (1)	7,535	226
MacDermid	1,700	59
Minerals Technologies (1)	500	31
Monsanto	14,560	800
Mosaic (1)(2)	12,400	331
Nalco Holding	4,700	112
NL Industries (1)	5,600	61
OMNOVA Solutions (2)	6,200	34
PPG Industries	4,200	295
Praxair	8,000	504
Rohm & Haas	5,200	269
RPM	3,300	76
Scotts Miracle Gro (1)	1,400	62
Sensient Technologies	2,600	67
Sigma Aldrich	3,400	141
Spartech	1,900	56
Symyx Technologies (2)	1,500	27
Valhi (1)	2,300	30
Valspar	2,400	67
W. R. Grace (1)(2)	3,900	103
		7,820
Construction Materials 0.1%
Eagle Materials (1)	1,398	62
Florida Rock Industries	2,300	155
Headwaters (2)	1,900	42
Martin Marietta Materials	1,300	176
Vulcan Materials	2,800	326
		761
Containers & Packaging 0.3%
AptarGroup	800	54
Ball	3,500	160
Bemis	2,400	80
Chesapeake Corp. (1)	1,500	23
Crown Cork & Seal (2)	5,500	135
Myers Industries	3,260	61
Owens-Illinois (2)	5,000	129
Packaging Corp. of America	2,000	49
Pactiv (2)	4,000	135
Rock-Tenn, Class A	2,000	66
Sealed Air (1)	5,000	158
Smurfit-Stone Container (2)	5,690	64
Sonoco Products	1,900	71
Temple-Inland	2,400	143
		1,328
Metals & Mining 1.1%
AK Steel (2)	5,800	136
Alcoa	23,220	787
Allegheny Technologies	3,050	325
Arcelor Mittal, ADR (1)	1,462	77
Carpenter Technology	1,100	133
Coeur d'Alene Mines (1)(2)	13,400	55
Commercial Metals	5,400	169
Freeport McMoRan Copper Gold, Class B	8,562	567
Goldcorp, Class A	6,929	167
Hecla Mining (1)(2)	8,600	78
Meridian Gold (2)	3,400	87
Mines Mgmt (1)(2)	13,500	66
Newmont Mining	11,300	475
Nucor	8,800	573
Quanex	1,200	51
Royal Gold (1)	1,900	57
Southern Copper (1)	9,200	659
Steel Dynamics	3,800	164
Stillwater Mining (1)(2)	6,405	81
Titanium Metals (2)	1,098	39
USX-U.S. Steel Group	3,700	367
Worthington Industries (1)	3,400	70
		5,183
Paper & Forest Products 0.3%
Bowater	1,400	33
Buckeye Technologies (2)	7,900	103
International Paper	14,284	520
Louisiana Pacific	2,900	58
MeadWestvaco	3,352	103
Neenah Paper	654	26
P. H. Glatfelter	2,100	31
Schweitzer Mauduit	1,000	25
Wausau Paper	2,900	42
Weyerhaeuser (1)	5,800	434
		1,375

Total Materials		16,467
TELECOMMUNICATION SERVICES 3.2%
Diversified Telecommunication Services 2.4%
AT&T	170,161	6,709
Atlantic Tele Network	3,700	97
Centurytel	3,175	144
Cincinnati Bell (2)	9,348	44
Citizens Communications	11,292	169
CT Communications (1)	1,700	41
D&E Communications	5,649	75
Embarq	3,518	198
General Communications, Class A (2)	4,600	64
Level 3 Communications (1)(2)	36,700	224
Paetec Holding (1)(2)	7,600	80
Qwest Communications International (1)(2)	50,525	454
Time Warner Telecom, Class A (2)	5,400	112
Verizon Communications	74,811	2,837
Windstream	11,160	164
		11,412
Wireless Telecommunication Services 0.8%
Alltel	9,440	585
American Tower Systems, Class A (2)	16,020	624
Centennial Communications (1)(2)	4,100	34
Crown Castle International (2)	13,737	441
Leap Wireless (2)	1,700	112
NII Holdings, Class B (2)	4,100	304
Price Communications	2,285	46
SBA Communications (1)(2)	3,200	95
Sprint Nextel	76,262	1,446
Telephone & Data Systems, Special Shares	700	39
Telephone and Data Systems	2,300	137
U. S. Cellular (2)	1,800	132
Wireless Facilities (1)(2)	4,300	6
		4,001

Total Telecommunication Services		15,413

UTILITIES 3.5%
Electric Utilities 1.6%
Allegheny Energy (2)	4,700	231
ALLETE	1,733	81
American Electric Power	8,440	411
Central Vermont Public Service	4,500	130
Cleco	2,000	52
DPL (1)	3,200	99
DQE (1)	2,900	57
Duke Energy	34,952	709
Edison International	8,100	398
El Paso Electric (2)	2,200	58
Empire District Electronics	3,100	77
Entergy	5,400	567
Exelon	16,924	1,163
FirstEnergy	7,560	501
FPL Group (1)	10,300	630
Great Plains Energy (1)	2,600	84
Hawaiian Electric Industries (1)	4,100	107
IdaCorp (1)	1,900	64
Madison Gas and Electric (1)	3,400	121
Northeast Utilities	4,800	157
Otter Tail	1,800	62
Pinnacle West Capital	2,300	111
Potomac Electric Power	6,900	200
PPL	10,200	417
Progress Energy (1)	5,730	289
Reliant Resources (2)	9,237	188
Sierra Pacific Resources (2)	6,500	113
Southern Company (1)	18,100	663
Unisource Energy	1,500	56
United Illuminating	1,666	58
Westar Energy	2,600	72
		7,926
Gas Utilities 0.3%
AGL Resources	1,800	77
Atmos Energy	6,200	194
Cascade Natural Gas (1)	7,000	184
Equitable Resources	2,800	135
Laclede Gas (1)	1,500	47
National Fuel Gas Company (1)	2,800	121
Nicor (1)	1,500	73
ONEOK	5,200	234
Piedmont Natural Gas Company (1)	2,900	77
Questar	2,700	241
Southern Union	4,210	128
UGI	3,000	80
Washington Gas Light (1)	1,200	38
		1,629
Independent Power Producers & Energy Traders 0.5%
AES (2)	17,655	380
Constellation Energy Group	4,600	400
Dynegy, Class A (2)	15,915	147
Mirant (2)	7,700	312
NRG Energy (1)(2)	3,500	252
TXU	11,800	756
		2,247
Multi-Utilities 1.1%
Alliant	2,600	116
Ameren	5,500	277
Aquila (2)	9,000	38
Avista	2,000	48
Black Hills (1)	1,900	70
CenterPoint Energy (1)	8,500	152
CH Energy Group (1)	2,300	112
CMS Energy	6,100	109
Consolidated Edison	5,600	286
Dominion Resources	8,720	774
DTE Energy	3,749	179
Energy East	4,300	105
Integrys Energy Group (1)	2,572	143
Keyspan	4,000	165
MDU Resources Group	5,800	167
NiSource	6,808	166
NSTAR (1)	2,400	84
OGE Energy	5,100	198
PG&E	9,400	454
PNM Resources	1,850	60
Public Service Enterprise	5,900	490
Puget Energy	3,400	87
SCANA	4,168	180
Sempra Energy	5,851	357
Teco Energy	6,500	112
Vectren	2,800	80
Wisconsin Energy	2,600	126
XCEL Energy (1)	10,030	248
		5,383
Water Utilities 0.0%
Aqua America (1)	4,057	91
California Water Service Group	1,100	42
		133
Total Utilities		17,318
Total Common Stocks (Cost $341,009)		464,348
SHORT-TERM INVESTMENTS 4.5%
Money Market Funds 4.3%
T. Rowe Price Reserve Investment Fund, 5.37% (3)(4)	20,940,496	20,940

U.S. Treasury Obligations 0.2%
U.S. Treasury Bills, 4.916%, 6/21/07 (5)	1,000,000	989
		989
Total Short-Term Investments (Cost $21,929)		21,929
SECURITIES LENDING COLLATERAL 12.5%
MONEY MARKET TRUST 12.5%
State Street Bank and Trust Company of New Hampshire N.A.,
Securities Lending Quality Trust Units, 5.26% (3)	61,089,899	61,090
Total Money Market Trust		61,090
Total Securities Lending Collateral (Cost $61,090)		61,090
Total Investments in Securities
112.2% of Net Assets (Cost $424,028)		$547,367

†	Denominated in U.S. dollars unless otherwise noted
(1)	All or a portion of this security is on loan at March 31, 2007 - see Note 2
(2)	Non-income producing
(3)	Seven-day yield
(4)	Affiliated company - see Note 4
(5)	All or a portion of this security is pledged to cover margin requirements on futures contracts at March 31, 2007
ADR	American Depository Receipts

Open Futures Contracts at March 31, 2007 were as follows:
($ 000s)

		Contract	Unrealized
	Expiration	Value	Gain (Loss)
Long, 268 S&P Mini 500 contracts,
$815 par of 4.916% U.S. Treasury Bills
pledged as initial margin	6/07	$19,178	$(23)
Long, 24 Russell 2000 Emini contracts,
$83 par of 4.916% U.S. Treasury Bills
pledged as initial margin	6/07	2,653	45
Long, 31 S&P Mid-Cap 400 Emini contracts,
$101 par of 4.916% U.S. Treasury Bills
pledged as initial margin	6/07	1,939	63
Net payments (receipts) of variation
margin to date			(74)
Variation margin receivable (payable)
on open futures contracts			$11

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Total Equity Market Index Fund
Unaudited	March 31, 2007
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Index Trust, Inc. (the trust), is registered under the Investment Company Act of 1940 (the 1940 Act). The Total Equity Market Index Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the trust. The fund seeks to match the performance of the entire U.S. stock market, as represented by the Dow Jones Wilshire 5000 Composite Index.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices. Debt securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Trustees.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board ("FASB") released the Statement of Financial Accounting Standard No. 157 ("FAS 157"), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund's fiscal year beginning January 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund's net assets or results of operations.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Futures Contracts

The fund may invest in futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values.

Securities Lending

The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled trust managed by the fund's lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At March 31, 2007, the value of loaned securities was $61,090,000; aggregate collateral consisted of $62,812,000 in the money market pooled trust and U.S. government securities valued at $1,722,000.

NOTE 3 - FEDERAL INCOME TAXES

At March 31, 2007, the cost of investments for federal income tax purposes was $424,028,000. Net unrealized gain aggregated $123,424,000 at period-end, of which $145,420,000 related to appreciated investments and $21,996,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees. During the three months ended March 31, 2007, dividend income from the T. Rowe Price Reserve Investment Funds totaled $266,000, and the value of shares of the T. Rowe Price Reserve Investment Funds held at March 31, 2007, and December 31, 2006, was $20,940,000 and $20,099,000, respectively.

T. ROWE PRICE EQUITY INDEX 500 FUND
Unaudited		March 31, 2007
Portfolio of Investments †
(Cost and value in $000s)	Shares/$ Par	Value

COMMON STOCKS 97.6%
CONSUMER DISCRETIONARY 10.2%
Auto Components 0.2%
Cooper Tire	41	1
Goodyear Tire & Rubber (1)(2)	116,850	3,644
Johnson Controls (1)	125,529	11,878
		15,523
Automobiles 0.4%
Ford Motor (1)	1,191,128	9,398
GM (1)	358,666	10,990
Harley-Davidson (1)	163,490	9,605
		29,993
Distributors 0.1%
Genuine Parts	108,812	5,332
		5,332
Diversified Consumer Services 0.1%
Apollo Group, Class A (2)	89,439	3,926
H&R Block (1)	201,738	4,245
		8,171
Hotels, Restaurants & Leisure 1.5%
Carnival	282,898	13,257
Darden Restaurants (1)	90,852	3,742
Harrah's Entertainment	118,130	9,976
Hilton (1)	247,236	8,891
International Game Technology	215,664	8,708
Marriott, Class A	214,210	10,488
McDonald's	772,564	34,804
Starbucks (1)(2)	483,186	15,153
Starwood Hotels & Resorts Worldwide	137,245	8,900
Wendy's (1)	63,735	1,995
Wyndham Worldwide (2)	123,617	4,221
Yum! Brands	168,510	9,733
		129,868
Household Durables 0.6%
Black & Decker	46,134	3,766
Centex (1)	75,592	3,158
D. R. Horton	174,700	3,843
Fortune Brands (1)	96,389	7,597
Harman International (1)	41,600	3,997
KB Home (1)	47,724	2,036
Leggett & Platt	113,696	2,578
Lennar, Class A	88,000	3,715
Newell Rubbermaid	175,125	5,445
Pulte	134,172	3,550
Snap-On	35,600	1,712
Stanley Works (1)	50,917	2,819
Whirlpool (1)	49,808	4,229
		48,445
Internet & Catalog Retail 0.1%
Amazon.com (1)(2)	198,900	7,914
		7,914
Leisure Equipment & Products 0.2%
Brunswick (1)	54,730	1,743
Eastman Kodak (1)	183,962	4,150
Hasbro	103,121	2,951
Mattel (1)	251,119	6,924
		15,768
Media 3.4%
CBS, Class B	468,567	14,333
Clear Channel Communications	313,845	10,997
Comcast, Class A (1)(2)	1,987,976	51,588
DIRECTV (2)	498,800	11,507
Disney	1,317,468	45,360
Dow Jones (1)	40,213	1,386
Gannett (1)	152,398	8,579
Interpublic Group (1)(2)	295,200	3,634
McGraw-Hill	224,924	14,143
Meredith	25,776	1,479
New York Times, Class A (1)	89,691	2,109
News Corp, Class A (1)	1,504,089	34,775
Omnicom	107,933	11,050
Scripps, Class A (1)	55,700	2,489
Time Warner	2,439,645	48,110
Tribune (1)	121,864	3,913
Viacom, Class B (2)	439,767	18,079
		283,531
Multiline Retail 1.2%
Big Lots (2)	72,134	2,256
Dillards, Class A (1)	40,055	1,311
Dollar General	193,222	4,087
Family Dollar Stores	99,109	2,936
Federated Department Stores	337,584	15,208
J.C. Penney	146,522	12,038
Kohl's (2)	209,722	16,067
Nordstrom	154,502	8,179
Sears Holding (2)	54,719	9,858
Target	551,917	32,707
		104,647
Specialty Retail 1.9%
Autonation (2)	96,951	2,059
AutoZone (2)	32,145	4,119
Bed Bath & Beyond (2)	180,722	7,260
Best Buy, Class A	258,013	12,570
Circuit City	89,597	1,660
GAP	360,601	6,206
Home Depot	1,304,895	47,942
Lowes	973,618	30,659
Office Depot (2)	176,439	6,200
OfficeMax	46,058	2,429
RadioShack (1)	88,943	2,404
Sherwin-Williams	72,999	4,821
Staples	455,971	11,782
The Limited	231,501	6,033
Tiffany (1)	85,807	3,903
TJX	306,964	8,276
		158,323
Textiles, Apparel & Luxury Goods 0.5%
Coach (2)	241,990	12,112
Jones Apparel Group	68,659	2,110
Liz Claiborne	70,143	3,006
Nike, Class B	121,735	12,935
Polo Ralph Lauren	38,300	3,376
V. F. (1)	57,727	4,769
		38,308

Total Consumer Discretionary		845,823
CONSUMER STAPLES 9.3%
Beverages 2.0%
Anheuser-Busch	488,626	24,656
Brown-Forman, Class B	49,931	3,274
Coca-Cola	1,287,032	61,778
Coca-Cola Enterprises (1)	177,274	3,590
Constellation Brands, Class A (1)(2)	129,900	2,751
Molson Coors Brewing, Class B (1)	30,556	2,891
Pepsi Bottling Group	84,044	2,680
PepsiCo	1,047,065	66,551
		168,171
Food & Staples Retailing 2.4%
Costco Wholesale	291,307	15,684
CVS/Caremark	986,151	33,667
Kroger	457,753	12,932
Safeway	282,981	10,369
Supervalu	129,682	5,067
Sysco	390,904	13,224
Wal-Mart	1,578,557	74,113
Walgreen	638,360	29,294
Whole Foods Market (1)	90,600	4,063
		198,413
Food Products 1.1%
Archer-Daniels-Midland	416,316	15,279
Campbell Soup	139,549	5,435
ConAgra	324,061	8,072
Dean Foods (2)	85,600	4,001
General Mills	217,729	12,676
Heinz	210,759	9,931
Hershey Foods (1)	110,406	6,035
Kellogg	158,736	8,164
McCormick	82,705	3,186
Sara Lee	468,908	7,934
Tyson Foods, Class A (1)	154,300	2,995
Wrigley (1)	140,303	7,146
		90,854
Household Products 2.1%
Clorox	95,297	6,069
Colgate-Palmolive	328,591	21,947
Kimberly-Clark	291,740	19,981
Procter & Gamble	2,018,760	127,505
		175,502
Personal Products 0.2%
Avon	280,761	10,461
Estee Lauder, Class A (1)	78,800	3,850
		14,311
Tobacco 1.5%
Altria Group	1,342,806	117,912
Reynolds American (1)	107,498	6,709
UST (1)	102,615	5,949
		130,570

Total Consumer Staples		777,821

ENERGY 9.9%
Energy Equipment & Services 1.8%
Baker Hughes	203,496	13,457
BJ Services	185,422	5,173
ENSCO International	95,600	5,201
Halliburton (1)	639,408	20,295
Nabors Industries (1)(2)	190,892	5,664
National Oilwell Varco (2)	112,027	8,714
Noble Drilling	87,680	6,899
Rowan (1)	71,495	2,321
Schlumberger	753,718	52,082
Smith International (1)	125,800	6,045
Transocean (1)(2)	187,475	15,317
Weatherford International (2)	215,600	9,723
		150,891
Oil, Gas & Consumable Fuels 8.1%
Anadarko Petroleum	294,640	12,664
Apache	211,337	14,942
Chesapeake Energy (1)	260,500	8,044
Chevron	1,381,721	102,192
ConocoPhillips	1,053,113	71,980
CONSOL Energy	120,800	4,727
Devon Energy	283,912	19,652
El Paso Corporation	446,972	6,468
EOG Resources (1)	156,054	11,133
ExxonMobil	3,651,282	275,489
Hess	172,652	9,577
Hugoton Royalty Trust (1)	36	1
Kinder Morgan	68,684	7,311
Marathon Oil	222,541	21,994
Murphy Oil (1)	121,600	6,493
Occidental Petroleum	538,794	26,568
Peabody Energy	170,600	6,865
Spectra Energy	402,837	10,583
Sunoco	77,074	5,429
Valero Energy	385,734	24,876
Williams Companies	380,070	10,817
XTO Energy (1)	238,419	13,068
		670,873

Total Energy		821,764

FINANCIALS 21.2%
Capital Markets 3.6%
Ameriprise Financial	152,239	8,699
Bank of New York	486,956	19,746
Bear Stearns (1)	76,453	11,495
Charles Schwab (1)	652,099	11,927
E*TRADE Financial (1)(2)	274,251	5,820
Federated Investors, Class B	59,251	2,176
Franklin Resources	107,437	12,982
Goldman Sachs	263,824	54,514
Janus Capital Group (1)	121,215	2,535
Legg Mason	83,300	7,848
Lehman Brothers	335,546	23,512
Mellon Financial	265,706	11,462
Merrill Lynch	565,426	46,178
Morgan Stanley	680,224	53,574
Northern Trust	118,032	7,098
State Street	210,323	13,618
T. Rowe Price (4)	169,952	8,020
		301,204
Commercial Banks 4.0%
BB&T	345,958	14,191
Comerica	99,485	5,882
Commerce Bancorp (1)	120,200	4,012
Compass Bancshares	80,700	5,552
Fifth Third Bancorp (1)	366,196	14,168
First Horizon National (1)	78,395	3,256
Huntington Bancshares (1)	168,658	3,685
KeyCorp	256,084	9,595
M & T Bank	50,472	5,846
Marshall & Ilsley (1)	163,209	7,558
National City	389,987	14,527
PNC Financial Services Group	218,922	15,756
Regions Financial (1)	462,865	16,372
SunTrust	225,011	18,685
Synovus Financial	203,717	6,588
U.S. Bancorp	1,131,722	39,576
Wachovia	1,218,465	67,077
Wells Fargo	2,163,536	74,491
Zions Bancorp (1)	69,128	5,843
		332,660
Consumer Finance 0.9%
American Express	766,499	43,231
Capital One Financial	262,524	19,810
SLM Corporation	266,924	10,917
		73,958
Diversified Financial Services 5.3%
Bank of America	2,866,038	146,225
Chicago Mercantile Exchange Holdings (1)	22,300	11,874
CIT Group	126,348	6,686
Citigroup	3,138,992	161,156
JPMorgan Chase	2,223,063	107,552
Moody's (1)	148,688	9,228
		442,721
Insurance 4.7%
ACE Limited	207,802	11,857
AFLAC	315,284	14,837
Allstate	398,367	23,926
Ambac	66,375	5,734
American International Group	1,662,317	111,741
Aon (1)	196,295	7,451
Chubb	262,788	13,578
Cincinnati Financial	107,823	4,572
Genworth Financial, Class A	283,100	9,892
Hartford Financial Services	204,775	19,572
Lincoln National	180,781	12,255
Loews	290,282	13,187
Marsh & McLennan (1)	354,993	10,398
MBIA	88,686	5,808
MetLife	482,924	30,497
Principal Financial Group	171,492	10,267
Progressive Corporation	482,060	10,519
Prudential Financial	303,395	27,384
SAFECO	68,329	4,539
The Travelers Companies	437,696	22,660
Torchmark	63,164	4,143
Unum Group (1)	216,429	4,984
XL Capital (1)	114,476	8,009
		387,810
Real Estate Investment Trusts (REITs) 1.3%
Apartment Investment & Management, REIT, Class A (1)	63,719	3,676
Archstone-Smith Trust, REIT	142,935	7,758
Avalonbay Communities, REIT	52,500	6,825
Boston Properties, REIT	78,300	9,192
Developers Diversified Realty, REIT	62,900	3,956
Equity Residential, REIT	194,375	9,375
Host Hotels & Resorts, REIT	335,900	8,838
Kimco Realty, REIT	151,000	7,360
Plum Creek Timber, REIT (1)	123,868	4,883
ProLogis, REIT	166,621	10,819
Public Storage, REIT	80,900	7,659
Simon Property Group, REIT	144,929	16,123
Vornado Realty Trust, REIT	86,300	10,299
		106,763
Real Estate Management & Development 0.1%
CB Richard Ellis Group, Class A (2)	121,900	4,166
Realogy (2)	138,397	4,098
		8,264
Thrifts & Mortgage Finance 1.3%
Countrywide Financial	388,467	13,068
Fannie Mae	618,608	33,763
Freddie Mac	440,119	26,183
Hudson City Bancorp (1)	329,300	4,505
MGIC Investment (1)	52,545	3,096
Sovereign Bancorp (1)	223,969	5,698
Washington Mutual (1)	568,465	22,954
		109,267

Total Financials		1,762,647
HEALTH CARE 11.6%
Biotechnology 1.2%
Amgen (2)	745,532	41,660
Biogen Idec (2)	218,759	9,709
Celgene (1)(2)	241,152	12,651
Genzyme (2)	167,935	10,079
Gilead Sciences (2)	297,067	22,726
MedImmune (1)(2)	151,698	5,520
		102,345
Health Care Equipment & Supplies 1.6%
Bausch & Lomb (1)	36,397	1,862
Baxter International	416,849	21,955
Becton, Dickinson	158,312	12,173
Biomet (1)	159,651	6,784
Boston Scientific (2)	763,429	11,100
C R Bard	67,154	5,339
Hospira (2)	101,662	4,158
Medtronic	732,927	35,957
St. Jude Medical (2)	223,721	8,414
Stryker	190,551	12,637
Varian Medical Systems (1)(2)	84,600	4,035
Zimmer Holdings (2)	152,881	13,058
		137,472
Health Care Providers & Services 2.3%
Aetna	331,222	14,504
AmerisourceBergen	121,262	6,397
Cardinal Health	257,902	18,814
CIGNA	62,276	8,884
Coventry Health Care (2)	101,400	5,684
Express Scripts (2)	86,640	6,994
Humana (2)	105,654	6,130
Laboratory Corporation of America (2)	79,000	5,738
Manor Care	47,999	2,609
McKesson (1)	187,359	10,968
Medco (2)	185,996	13,490
Patterson Companies (1)(2)	92,200	3,272
Quest Diagnostics (1)	102,296	5,102
Tenet Healthcare (1)(2)	346,333	2,227
UnitedHealth Group	865,346	45,837
WellPoint (2)	395,574	32,081
		188,731
Health Care Technology 0.0%
IMS Health	127,718	3,788
		3,788
Life Sciences Tools & Services 0.3%
Applera	117,998	3,489
Millipore (1)(2)	33,840	2,452
PerkinElmer	80,200	1,943
Thermo Fisher Scientific (1)(2)	268,607	12,557
Waters Corporation (2)	65,835	3,819
		24,260
Pharmaceuticals 6.2%
Abbott Laboratories	986,017	55,020
Allergan	98,716	10,940
Barr Pharmaceuticals (2)	67,200	3,115
Bristol Myers Squibb	1,298,410	36,044
Eli Lilly	638,980	34,320
Forest Laboratories (2)	200,414	10,309
Johnson & Johnson	1,846,990	111,300
King Pharmaceuticals (2)	150,475	2,960
Merck	1,382,964	61,085
Mylan Laboratories (1)	154,505	3,266
Pfizer	4,551,314	114,966
Schering-Plough	945,266	24,114
Watson Pharmaceuticals (1)(2)	74,519	1,969
Wyeth	868,347	43,443
		512,851

Total Health Care		969,447
INDUSTRIALS & BUSINESS SERVICES 10.6%

Aerospace & Defense 2.4%
Boeing	503,780	44,791
General Dynamics	259,172	19,801
Goodrich (1)	80,335	4,136
Honeywell International	518,966	23,904
L-3 Communication	80,269	7,021
Lockheed Martin	227,444	22,067
Northrop Grumman	223,759	16,607
Raytheon	282,358	14,812
Rockwell Collins (1)	108,981	7,294
United Technologies	637,896	41,463
		201,896
Air Freight & Logistics 0.9%
C H Robinson Worldwide	111,300	5,315
Fedex (1)	197,410	21,208
UPS, Class B	684,569	47,988
		74,511
Airlines 0.1%
Southwest Airlines (1)	508,545	7,476
		7,476
Building Products 0.2%
American Standard	111,121	5,892
Masco (1)	249,054	6,824
		12,716
Commercial Services & Supplies 0.5%
Acco Brands (1)(2)	16,472	397
Allied Waste Industries (2)	169,093	2,129
Avery Dennison	58,677	3,770
Cintas	84,411	3,047
Equifax	78,745	2,870
Pitney Bowes (1)	142,038	6,447
R.R. Donnelley (1)	138,942	5,084
Robert Half International	104,562	3,870
Waste Management	343,910	11,834
		39,448
Construction & Engineering 0.1%
Fluor	55,245	4,956
		4,956
Electrical Equipment 0.4%
Cooper Industries, Class A	115,042	5,176
Emerson Electric	508,760	21,922
Power-One (1)(2)	37,900	217
Rockwell Automation (1)	107,546	6,439
		33,754
Industrial Conglomerates 3.8%
3M	466,201	35,632
GE	6,582,168	232,745
Textron (1)	79,195	7,112
Tyco International	1,263,446	39,862
		315,351
Machinery 1.5%
Caterpillar	412,284	27,635
Cummins Engine	32,849	4,754
Danaher (1)	152,019	10,862
Deere (1)	145,798	15,839
Dover	128,609	6,277
Eaton	93,702	7,830
Illinois Tool Works	264,578	13,652
Ingersoll-Rand, Class A	195,648	8,485
ITT	116,966	7,055
PACCAR (1)	158,906	11,664
Pall	82,442	3,133
Parker Hannifin (1)	74,972	6,471
Terex (2)	62,800	4,507
		128,164
Road & Rail 0.7%
Burlington Northern Santa Fe	229,935	18,494
CSX	280,604	11,238
Norfolk Southern	253,769	12,841
Ryder System (1)	42,093	2,077
Union Pacific	172,588	17,526
		62,176
Trading Companies & Distributors 0.0%
W. W. Grainger	49,432	3,818
		3,818

Total Industrials & Business Services		884,266
INFORMATION TECHNOLOGY 14.6%
Communications Equipment 2.6%
ADC Telecommunications (1)(2)	83,497	1,398
Avaya (1)(2)	286,989	3,389
Ciena (1)(2)	53,015	1,482
Cisco Systems (2)	3,867,809	98,745
Corning (2)	1,002,569	22,798
JDS Uniphase (1)(2)	130,570	1,989
Juniper Networks (1)(2)	363,900	7,162
Motorola	1,539,136	27,196
QUALCOMM	1,058,185	45,142
Tellabs (2)	272,279	2,696
		211,997
Computers & Peripherals 3.6%
Apple (2)	552,432	51,326
Dell (2)	1,465,324	34,010
EMC (2)	1,347,063	18,657
Hewlett-Packard	1,711,243	68,689
IBM	962,658	90,740
Lexmark International (1)(2)	60,409	3,532
NCR (2)	112,198	5,360
Network Appliance (1)(2)	238,523	8,711
QLogic (2)	105,378	1,791
Sandisk (2)	144,200	6,316
Sun Microsystems (2)	2,302,208	13,836
		302,968
Electronic Equipment & Instruments 0.2%
Agilent Technologies (2)	258,836	8,720
Jabil Circuit (1)	117,374	2,513
Molex (1)	87,576	2,470
Sanmina-SCI (2)	327,667	1,186
Solectron (2)	563,968	1,777
Tektronix	48,596	1,368
		18,034
Internet Software & Services 1.5%
eBay (2)	734,443	24,347
Google, Class A (2)	139,500	63,913
IAC/InterActiveCorp (1)(2)	137,800	5,197
Monster Worldwide (2)	79,253	3,754
VeriSign (1)(2)	151,400	3,803
Yahoo! (2)	780,696	24,428
		125,442
IT Services 1.1%
Affiliated Computer Services, Class A (2)	61,753	3,636
Automatic Data Processing (2)	351,481	15,377
Broadridge Financial (2)	87,870	1,731
Cognizant Technology Solutions (2)	91,300	8,059
Computer Sciences (1)(2)	110,911	5,782
Convergys (2)	89,306	2,269
Electronic Data Systems	326,695	9,043
Fidelity National Information	103,800	4,719
First Data	490,503	13,195
Fiserv (2)	109,615	5,816
Paychex (1)	217,305	8,229
Sabre Holdings	86,701	2,839
Unisys (1)(2)	213,067	1,796
Western Union	492,603	10,813
		93,304
Office Electronics 0.1%
Xerox (2)	611,056	10,321
		10,321
Semiconductor & Semiconductor Equipment 2.3%
Advanced Micro Devices (1)(2)	365,206	4,770
Altera (1)(2)	232,516	4,648
Analog Devices	216,374	7,463
Applied Materials	882,971	16,176
Broadcom, Class A (2)	301,927	9,683
Intel	3,687,316	70,538
KLA-Tencor	127,628	6,805
Linear Technology (1)	191,814	6,059
LSI Logic (1)(2)	262,687	2,742
Maxim Integrated Products	211,279	6,212
Micron Technology (2)	481,936	5,822
National Semiconductor	183,814	4,437
Novellus Systems (1)(2)	79,225	2,537
NVIDIA (2)	229,708	6,611
PMC-Sierra (1)(2)	161,932	1,135
Teradyne (2)	122,373	2,024
Texas Instruments	922,284	27,761
Xilinx	208,583	5,367
		190,790
Software 3.2%
Adobe Systems (1)(2)	374,842	15,631
Autodesk (2)	146,396	5,504
BMC Software (1)(2)	129,334	3,982
CA	262,776	6,809
Citrix Systems (2)	117,006	3,748
Compuware (1)(2)	212,013	2,012
Electronic Arts (2)	195,820	9,862
Intuit (1)(2)	221,984	6,073
Microsoft	5,517,153	153,763
Novell (2)	224,409	1,620
Oracle (2)	2,554,367	46,311
Symantec (2)	600,367	10,386
		265,701

Total Information Technology		1,218,557
MATERIALS 3.0%
Chemicals 1.5%
Air Products and Chemicals	139,783	10,338
Ashland	38,853	2,549
Chemtura	1,378	15
Dow Chemical	612,399	28,085
DuPont	590,823	29,204
Eastman Chemical (1)	52,204	3,306
Ecolab	115,289	4,957
Hercules (2)	74,169	1,449
International Flavors & Fragrances (1)	48,654	2,297
Monsanto	347,652	19,107
PPG Industries	103,923	7,307
Praxair	202,739	12,765
Rohm & Haas	89,568	4,633
Sigma Aldrich	81,536	3,385
Tronox, Class B (1)	12,718	178
		129,575
Construction Materials 0.1%
Vulcan Materials	61,183	7,127
		7,127
Containers & Packaging 0.2%
Ball	69,402	3,182
Bemis	70,852	2,366
Pactiv (2)	84,173	2,840
Sealed Air	101,840	3,218
Temple-Inland	67,078	4,007
		15,613
Metals & Mining 0.9%
Alcoa	563,183	19,092
Allegheny Technologies (1)	67,049	7,153
Freeport McMoRan Copper Gold (1)	212,343	14,055
Newmont Mining	298,119	12,518
Nucor	196,512	12,799
USX-U.S. Steel Group	78,494	7,784
		73,401
Paper & Forest Products 0.3%
International Paper	284,623	10,360
MeadWestvaco (1)	113,069	3,487
Neenah Paper	6,127	244
Weyerhaeuser	148,892	11,128
		25,219

Total Materials		250,935
TELECOMMUNICATION SERVICES 3.6%
Diversified Telecommunication Services 3.0%
AT&T	3,997,300	157,613
Centurytel	76,175	3,442
Citizens Communications (1)	222,813	3,331
Embarq	98,311	5,540
Qwest Communications International (1)(2)	1,015,619	9,130
Verizon Communications	1,862,093	70,611
Windstream	294,409	4,325
		253,992
Wireless Telecommunication Services 0.6%
Alltel	230,185	14,272
Sprint Nextel (1)	1,852,124	35,116
		49,388

Total Telecommunication Services		303,380
UTILITIES 3.6%
Electric Utilities 1.8%
Allegheny Energy (2)	108,895	5,351
American Electric Power	250,444	12,209
Duke Energy	807,174	16,378
Edison International	206,744	10,157
Entergy	126,721	13,296
Exelon	428,210	29,422
FirstEnergy	201,368	13,339
FPL Group	259,082	15,848
Pinnacle West Capital	68,426	3,301
PPL	242,958	9,937
Progress Energy	164,251	8,285
Southern Company	480,086	17,595
		155,118
Gas Utilities 0.1%
Nicor (1)	35,464	1,718
Questar	53,100	4,737
		6,455
Independent Power Producers & Energy Traders 0.5%
AES (2)	424,293	9,131
Constellation Energy Group	115,160	10,013
Dynegy, Class A (2)	234,336	2,170
TXU	294,528	18,879
		40,193
Multi-Utilities 1.2%
Ameren (1)	135,164	6,799
CenterPoint Energy (1)	213,729	3,834
CMS Energy	147,620	2,628
Consolidated Edison (1)	164,351	8,392
Dominion Resources	224,329	19,914
DTE Energy (1)	116,288	5,570
Integrys Energy Group (1)	47,525	2,638
Keyspan	116,095	4,777
NiSource	168,578	4,120
PG&E (1)	220,414	10,639
Public Service Enterprise	159,247	13,224
Sempra Energy	166,454	10,155
Teco Energy	149,776	2,578
XCEL Energy (1)	264,354	6,527
		101,795

Total Utilities		303,561

Total Common Stocks (Cost $6,262,032)		8,138,201
SHORT-TERM INVESTMENTS 2.5%
Money Market Funds 2.4%
T. Rowe Price Reserve Investment Fund, 5.37% (3)(4)	193,923,205	193,923
		193,923
U.S. Treasury Obligations 0.1%
U.S. Treasury Bills, 4.916% 6/21/07 (5)	10,000,000	9,890
		9,890
Total Short-Term Investments (Cost $203,813)		203,813
SECURITIES LENDING COLLATERAL 4.0%
MONEY MARKET TRUST 4.0%
State Street Bank and Trust Company of New Hampshire N.A,
Securities Lending Quality Trust units, 5.26% (3)	331,852,074	331,852
Total Securities Lending Collateral (Cost $331,852)		331,852
Total Investments in Securities
104.1% of Net Assets (Cost $6,797,697)		$8,673,866

†	Denominated in U.S. dollars unless otherwise noted
(1)	All or a portion of this security is on loan at March 31, 2007 - see Note 2
(2)	Non-income producing
(3)	Seven-day yield
(4)	Affiliated company - see Note 4
(5)	All or a portion of this security is pledged to cover margin requirements on futures contracts at March 31, 2007.
REIT	Real Estate Investment Trust

Open Futures Contracts at March 31, 2007 were as follows:
($ 000s)

		Contract	Unrealized
	Expiration	Value	Gain (Loss)
Long, 2,757 S&P Mini 500 contracts,
$8,500 par of 4.916% U.S Treasury Bills
pledged as initial margin	6/07	$197,291	$686
Net payments (receipts) of variation
margin to date			(731)
Variation margin receivable (payable)
on open futures contracts			$(45)

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Equity Index 500 Fund
Unaudited	March 31, 2007
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Index Trust, Inc. (the trust), is registered under the Investment Company Act of 1940 (the 1940 Act). The Equity Index 500 Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the trust. The fund seeks to match the performance of the Standard & Poor's 500 Stock Index®.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices. Debt securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Trustees.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board ("FASB") released the Statement of Financial Accounting Standard No. 157 ("FAS 157"), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund's fiscal year beginning January 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund's net assets or results of operations.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Futures Contracts

The fund may invest in futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values and/or interest rates.

Securities Lending

The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled trust managed by the fund's lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At March 31, 2007, the value of loaned securities was $327,998,000; aggregate collateral consisted of $331,852,000 in the money market pooled trust and U.S. government securities valued at $4,435,000.

NOTE 3 - FEDERAL INCOME TAXES

At March 31, 2007, the cost of investments for federal income tax purposes was $6,797,697,000. Net unrealized gain aggregated $1,876,855,000 at period-end, of which $2,134,182,000 related to appreciated investments and $257,327,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

Consistent with its investment objective, the fund may invest in T. Rowe Price Group, Inc. Additionally, the he fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees. During the three months ended March 31, 2007, dividend income from the T. Rowe Price Reserve Investment Funds totaled $1,849,000, and the value of shares of the T. Rowe Price Reserve Investment Funds held at March 31, 2007, and December 31, 2006, was $193,923,000 and $119,548,000, respectively. During the three months ended March 31, 2007, dividend income from T. Rowe Price Group, Inc., totaled $28,000, and the value of shares of T. Rowe Price Group, Inc., held at March 31, 2007, and December 31, 2006, was $8,020,000 and $7,001,000, respectively.

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Index Trust, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	July 27, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	July 27, 2007

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	July 27, 2007